SHAREHOLDER LETTER



Dear Shareholder:



It's a pleasure to bring you the Franklin Custodian Funds, Inc. annual report for the period ended September 30, 1999.

What a difference a year makes. At the end of the 12 months under review, the U.S. economy was growing at a brisk pace, with little fear of going into a recession. In Asia, many countries were returning to economic growth, after a rough two years, while European economies began to recover, following a surprising downturn at the end of 1998 that lasted through the first eight months of 1999.

This is far different from one year earlier when Russia's default on its loan payments accompanied by a large hedge fund's near bankruptcy had investors fearing an imminent global depression. Many banks stopped lending, creating a credit crunch that hampered the economic recovery of many emerging markets. Investors pulled out of most equity and even fixed-income markets and purchased U.S. Treasury bonds, pushing the 30-year Treasury bond yield to an all-time low.

The resurgent global economy was a boon for many natural resource, cyclical and international companies and their stock prices, as many investors believed these companies' earnings would soon improve. For companies making up the Standard & Poor's (R) 500(S&P 500(R)) Index, earnings were up more than 15% in the second quarter of 1999 and are estimated to rise more than 20% in the third and fourth quarters of the year. Surging oil prices contributed to an especially strong year for oil and oil-service firms, many of which experienced dramatic stock price increases. Cyclical companies, whose fortunes are tightly connected to economic cycles, should show stronger profits as the world lifts out of its economic doldrums. Likewise, companies with large international exposures should benefit from renewed consumer and business spending in Asia and Europe.


CONTENTS

Shareholder Letter ........................................................    1

Fund Reports

Franklin DynaTech Fund ....................................................    4

Franklin Growth Fund ......................................................    9

Franklin Income Fund ......................................................   16

Franklin U.S. Government Securities Fund ..................................   24

Franklin Utilities Fund ...................................................   32

Financial Highlights & Statement of Investments ...........................   40

Financial Statements ......................................................   67

Notes to Financial Statements .............................................   72

Independent Auditors' Report ..............................................   79


INDEXES' PERFORMANCES
Nine-month period ended September 30, 1999


This line chart shows the performances for S&P 500, Valueline Arithmetic, Dow Jones Industrial Average (DJIA) and NASDAQ 100 indexes for the nine-month period ended 9/30/99.

       Date           DJIA        NASDAQ 100      Valueline         S&P 500
       ----           ----        ----------      ---------         -------
                                                  Arithmetic
                                                  ----------

     12/31/98       9181.43        1836.01          927.84          1229.23
     01/04/99       9184.27        1854.39          930.00          1228.10
     01/05/99       9311.19        1903.00          936.62          1244.78
     01/06/99       9544.97        1963.95          951.64          1272.34
     01/07/99       9537.76        1966.35          948.12          1269.73
     01/08/99       9643.32        1973.66          953.04          1275.09
     01/11/99       9619.89        2000.18          949.72          1263.88
     01/12/99       9474.68        1939.75          936.63          1239.51
     01/13/99       9349.56        1948.71          930.24          1234.40
     01/14/99       9120.93        1906.12          917.42          1212.19
     01/15/99       9340.55        1981.62          934.37          1243.26
     01/19/99       9355.22        2033.71          937.13          1252.00
     01/20/99       9335.91        2033.71          936.31          1256.62
     01/21/99       9264.08        1961.76          925.97          1235.16
     01/22/99       9120.67        1964.21          922.40          1225.19
     01/25/99       9203.32        1997.16          923.25          1233.98
     01/26/99       9324.58        2062.20          925.06          1252.31
     01/27/99       9200.23        2030.36          915.63          1243.17
     01/28/99       9281.33        2104.59          918.97          1265.37
     01/29/99       9358.83        2127.19          923.68          1279.64
     02/01/99       9345.70        2130.93          923.41          1273.00
     02/02/99       9274.12        2078.69          915.74          1261.99
     02/03/99       9366.81        2119.94          922.19          1272.07
     02/04/99       9304.50        2027.66          913.15          1248.49
     02/05/99       9304.24        1988.69          907.35          1239.40
     02/08/99       9291.11        2034.36          908.84          1243.77
     02/09/99       9133.03        1935.33          895.21          1216.14
     02/10/99       9177.31        1944.18          890.04          1223.55
     02/11/99       9363.46        2044.68          899.99          1254.04
     02/12/99       9274.89        1958.60          886.05          1230.13
     02/16/99       9297.03        1954.49          886.84          1241.87
     02/17/99       9195.47        1891.37          874.79          1224.03
     02/18/99       9298.63        1906.09          880.79          1237.28
     02/19/99       9339.95        1931.77          881.58          1239.19
     02/22/99       9552.68        1996.18          894.74          1272.14
     02/23/99       9544.42        2028.23          893.06          1271.18
     02/24/99       9399.67        1989.14          885.36          1253.41
     02/25/99       9366.34        1974.39          879.60          1245.02
     02/26/99       9306.58        1925.28          877.40          1238.33
     03/01/99       9324.78        1937.70          878.99          1236.16
     03/02/99       9297.61        1888.66          877.64          1225.50
     03/03/99       9275.88        1899.81          875.49          1227.70
     03/04/99       9467.40        1933.03          882.91          1246.64
     03/05/99       9736.08        1969.87          892.18          1275.47
     03/08/99       9727.61        2034.05          893.79          1282.73
     03/09/99       9693.76        2028.57          889.91          1279.84
     03/10/99       9772.84        2038.51          895.72          1286.84
     03/11/99       9897.44        2043.76          899.85          1297.68
     03/12/99       9876.35        2008.96          898.32          1294.59
     03/15/99       9958.77        2060.34          900.45          1307.26
     03/16/99       9930.47        2073.31          899.08          1306.36
     03/17/99       9879.41        2064.50          898.53          1297.82
     03/18/99       9997.62        2102.77          902.79          1316.55
     03/19/99       9903.55        2053.69          894.61          1299.29
     03/22/99       9890.51        2027.14          890.74          1297.01
     03/23/99       9671.83        1961.31          872.43          1262.14
     03/24/99       9666.84        2013.55          878.31          1268.59
     03/25/99       9836.39        2083.35          892.08          1289.99
     03/26/99       9822.24        2067.30          891.20          1282.80
     03/29/99       10006.78       2144.66          902.66          1310.17
     03/30/99       9913.26        2125.69          896.45          1300.75
     03/31/99       9786.16        2106.39          893.20          1286.37
     04/01/99       9832.51        2146.13          895.72          1293.72
     04/05/99       10007.33       2219.64          903.41          1321.12
     04/06/99       9963.49        2218.83          896.79          1317.89
     04/07/99       10085.31       2192.29          894.17          1326.89
     04/08/99       10197.70       2224.75          899.41          1343.98
     04/09/99       10173.84       2232.47          907.14          1348.35
     04/12/99       10339.51       2219.21          914.74          1358.63
     04/13/99       10395.01       2175.20          916.56          1349.82
     04/14/99       10411.66       2103.63          926.70          1328.44
     04/15/99       10462.72       2135.81          937.49          1322.85
     04/16/99       10493.89       2086.46          950.44          1319.00
     04/19/99       10440.53       1967.84          952.21          1289.48
     04/20/99       10448.55       2030.28          950.30          1306.17
     04/21/99       10581.42       2105.82          964.10          1336.12
     04/22/99       10727.18       2183.49          970.19          1358.83
     04/23/99       10689.67       2210.44          972.97          1356.85
     04/26/99       10718.59       2260.66          973.33          1360.04
     04/27/99       10831.71       2207.03          978.94          1362.80
     04/28/99       10845.45       2150.44          986.13          1350.91
     04/29/99       10878.38       2119.29          989.53          1342.83
     04/30/99       10789.04       2136.39          985.62          1335.18
     05/03/99       11014.69       2137.95         1000.01          1354.63
     05/04/99       10886.11       2097.55          997.37          1332.00
     05/05/99       10955.41       2155.77         1000.92          1347.31
     05/06/99       10946.82       2078.63          999.05          1332.05
     05/07/99       11031.59       2117.73         1004.43          1345.00
     05/10/99       11007.25       2134.75         1009.19          1340.30
     05/11/99       11026.15       2175.85         1016.99          1355.61
     05/12/99       11000.37       2217.68         1018.87          1364.00
     05/13/99       11107.19       2179.08         1025.82          1367.56
     05/14/99       10913.32       2125.15         1009.98          1337.80
     05/17/99       10853.47       2175.74         1006.55          1339.49
     05/18/99       10836.95       2159.26         1005.21          1333.32
     05/19/99       10887.39       2186.20         1013.44          1344.23
     05/20/99       10866.74       2139.95         1018.24          1338.83
     05/21/99       10829.28       2114.40         1020.72          1330.29
     05/24/99       10654.67       2060.59         1008.70          1306.65
     05/25/99       10531.09       1999.04          999.55          1284.40
     05/26/99       10702.16       2053.04         1002.17          1304.76
     05/27/99       10466.93       2050.09          994.04          1281.41
     05/28/99       10559.74       2089.70         1003.76          1301.84
     06/01/99       10596.26       2025.79         1004.42          1294.26
     06/02/99       10577.89       2074.54         1005.07          1294.81
     06/03/99       10663.69       2030.40         1007.78          1299.54
     06/04/99       10799.84       2109.41         1017.76          1327.75
     06/07/99       10909.38       2152.69         1026.26          1334.52
     06/08/99       10765.64       2086.75         1017.67          1317.33
     06/09/99       10690.29       2135.48         1019.06          1318.64
     06/10/99       10621.27       2097.79         1013.58          1302.82
     06/11/99       10490.51       2062.29         1009.82          1293.64
     06/14/99       10563.33       2028.92         1007.43          1294.00
     06/15/99       10594.99       2058.17         1011.13          1301.16
     06/16/99       10784.95       2167.49         1021.78          1330.41
     06/17/99       10841.63       2190.83         1026.22          1339.90
     06/18/99       10855.56       2205.46         1027.75          1342.84
     06/21/99       10815.98       2268.66         1032.63          1349.00
     06/22/99       10721.63       2209.89         1028.54          1335.88
     06/23/99       10666.86       2239.33         1028.53          1333.06
     06/24/99       10534.83       2184.87         1018.46          1315.78
     06/25/99       10552.56       2185.76         1018.72          1315.31
     06/28/99       10655.15       2243.94         1029.07          1331.35
     06/29/99       10815.35       2280.06         1039.66          1351.45
     06/30/99       10970.80       2296.77         1047.35          1372.71
     07/01/99       11066.42       2322.32         1053.03          1380.96
     07/02/99       11139.24       2347.88         1057.53          1391.22
     07/06/99       11135.12       2330.73         1057.26          1388.12
     07/07/99       11187.36       2340.67         1052.94          1395.86
     07/08/99       11126.89       2374.58         1052.81          1394.42
     07/09/99       11193.70       2393.02         1059.15          1403.28
     07/12/99       11200.98       2384.24         1058.69          1399.10
     07/13/99       11175.02       2373.66         1055.29          1393.56
     07/14/99       11148.10       2417.05         1059.40          1398.17
     07/15/99       11186.41       2429.27         1066.61          1409.62
     07/16/99       11209.84       2459.48         1067.57          1418.78
     07/19/99       11187.68       2424.62         1061.16          1407.65
     07/20/99       10996.13       2329.32         1046.23          1377.10
     07/21/99       11002.78       2363.63         1050.20          1379.29
     07/22/99       10969.22       2281.92         1043.67          1360.97
     07/23/99       10910.96       2302.02         1039.06          1356.94
     07/26/99       10863.16       2233.51         1030.53          1347.76
     07/27/99       10979.04       2308.78         1038.25          1362.84
     07/28/99       10972.07       2333.78         1037.25          1365.40
     07/29/99       10791.29       2263.06         1025.20          1341.03
     07/30/99       10655.15       2270.93         1026.63          1328.72
     08/02/99       10645.96       2264.81         1023.95          1328.05
     08/03/99       10677.31       2239.18         1015.16          1322.18
     08/04/99       10674.77       2204.33         1004.35          1305.33
     08/05/99       10793.82       2232.23         1004.05          1313.71
     08/06/99       10714.03       2212.15          998.28          1300.29
     08/09/99       10707.70       2187.61          996.67          1297.80
     08/10/99       10655.15       2163.77          985.33          1281.43
     08/11/99       10787.80       2241.80          996.15          1301.93
     08/12/99       10789.39       2214.33          995.95          1298.16
     08/13/99       10973.65       2307.06         1007.31          1327.68
     08/16/99       11046.79       2313.08         1007.15          1330.77
     08/17/99       11117.08       2337.37         1012.98          1344.16
     08/18/99       10991.38       2317.39         1008.07          1332.84
     08/19/99       10963.84       2278.79         1008.05          1323.59
     08/20/99       11100.61       2315.07         1012.76          1336.61
     08/23/99       11299.76       2385.87         1020.37          1360.22
     08/24/99       11283.30       2404.82         1016.44          1363.50
     08/25/99       11326.04       2460.92         1017.75          1381.79
     08/26/99       11198.45       2417.30         1010.26          1362.01
     08/27/99       11090.17       2402.57         1003.43          1348.27
     08/30/99       10914.13       2366.88          990.90          1324.02
     08/31/99       10829.28       2396.87          988.74          1320.41
     09/01/99       10937.88       2404.94          996.25          1331.07
     09/02/99       10843.21       2392.60          988.08          1319.11
     09/03/99       11078.45       2506.69         1005.72          1357.24
     09/07/99       11034.13       2491.82         1004.96          1350.45
     09/08/99       11036.34       2454.67          999.43          1344.15
     09/09/99       11079.40       2505.50         1003.19          1347.66
     09/10/99       11028.43       2534.61         1007.70          1351.66
     09/13/99       11030.33       2483.10         1004.25          1344.13
     09/14/99       10910.33       2522.46          998.43          1336.29
     09/15/99       10801.42       2463.09          993.14          1317.97
     09/16/99       10737.46       2466.88          983.42          1318.48
     09/17/99       10803.63       2536.91          989.72          1335.42
     09/20/99       10823.90       2545.41          985.65          1335.53
     09/21/99       10598.47       2473.74          970.72          1307.58
     09/22/99       10524.07       2513.94          969.30          1310.51
     09/23/99       10318.59       2403.07          953.50          1280.41
     09/24/99       10279.33       2399.58          948.52          1277.36
     09/27/99       10303.39       2426.51          957.51          1283.31
     09/28/99       10275.53       2428.11          950.36          1282.20
     09/29/99       10213.48       2398.78          953.83          1268.37
     09/30/99       10336.95       2407.90          961.64          1282.71
[/TABLE]

--------------------------------------------------------------------------------

     % change       (+12.6%)      (+31.1%)          (+3.6%)         (+4.4%)


The popular averages had another solid year. However, broader market measures such as the S&P 500 and Valueline Arithmetic painted a different picture.

On top of this, the technology sector advanced, powered by corporate investment in the Internet and semiconductor stocks, which had their own cyclical turn for the better. The world's economic problems had little impact on earnings for many of these companies and their earnings growth continued at a heady pace.

Although the world's economic and financial systems were much more sound at the end of the year under review than at the beginning, the global rebound also created some undesired consequences. Rising oil prices due to greater demand have helped put upward pressure on inflation, which in turn drove interest rates to 21-month highs. Japan's stronger economy bolstered the yen's value versus the U.S. dollar, increasing fears that more expensive imported goods might boost inflation in the U.S. Moreover, higher interest rates led to lackluster performances for most U.S. equities, despite strong corporate earnings, and one of the worst years on record for many fixed-income securities.

Popular U.S. equity market indexes gave the impression of another year of strong performance; however, they were misleading indicators of what really went on in the markets. Outside of the indexes, most stocks were actually down on the year. On the New York Stock Exchange, more than 70% of stocks have lost ground from January 1, 1999, through September 24. Even on the NASDAQ, with an abundance of high growth technology companies and exciting Internet names, approximately half of all stocks lost value during the first three quarters of 1999.


Generally, rising interest rates are not a positive event for bonds and utility stocks. In fact, for many of these securities, 1999 so far has been the worst year since 1994. However, even in a down market, some securities did well. Mutual funds invested in Government National Mortgage Association, or GNMA, securities had a strong showing, as rising interest rates reduced most homeowners' desires to refinance their mortgages.

In an environment such as this, it is more important than ever to enlist the help of professionals when investing. Making the right decisions in such markets as these can be difficult and the number of options can be overwhelming. We encourage you to discuss your financial goals with your investment professional. He or she can address concerns about the market, and help you diversify your investments and stay focused on the long term.

As always, we appreciate your continued participation in Franklin Custodian Funds, Inc. and look forward to serving your future investment needs.



Sincerely,

/s/ C B Johnson

Charles B. Johnson
President
Franklin Custodian Funds, Inc.


FUND CATEGORY

[PYRAMID GRAPH]

FRANKLIN DYNATECH FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin DynaTech Fund seeks capital appreciation by investing primarily in companies emphasizing technological development.
--------------------------------------------------------------------------------

During the year under review, the markets rallied in anticipation of better economic conditions, aided by the Federal Reserve Board's (the Fed's) interest rate cuts in the fall of 1998. Throughout the first nine months of 1999, economic conditions did improve, so much so that the Fed had to reverse course and tighten monetary policy by raising rates. The markets became concerned that these interest rate increases would slow economic conditions over the subsequent six to eight months, putting pressure on corporate profits. Therefore, although the Standard & Poor's 500 (S&P 500) Index reached a new high on July 16, 1999, the year-to-date return at the end of the reporting period was much lower than its historical January-September average return, approximately 7.22% compared with an average of 17.07%.

Within this environment, Franklin DynaTech Fund - Class A shares produced a +31.15% cumulative total return for the 12 months ended September 30, 1999. The fund's benchmarks, the S&P 500 and Hambrecht & Quist (H&Q) Technology Index, posted cumulative total returns of 27.81% and 92.62%, respectively, for the same period.(1)

Technology was once again the market's best performing sector. On September 30, 1999, your fund held more than 80% of investments in technology companies or companies that benefit from technological products or services. We actively invested during the period, as we sought to take advantage of the tremendous growth opportunities that technology and the Internet provided. We purchased several new initial public offerings (IPOs) -- a company's first public stock sale. The fund purchased

1. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions and does not include the sales charge. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 41 of this report.

IPOs of Allaire Corp., a Web application and server software company; China.Com Corp., an Internet portal site serving the Greater China region; Liberate Technologies Inc., a company focused on developing an operating system for consumer Internet appliances; RoweCom Inc., a provider of e-commerce purchasing solutions for corporations; VerticalNet Inc., which operates trade community Web sites on the Internet; and Vignette Corp., a developer of "Internet relationship management" software used by customers to personalize and custom tailor Web pages.

In addition, we took positions in companies we felt were solid and fast-growing, and would increase our exposure to technology. In the Internet area, we made investments in Inktomi Corp., a company considered by many analysts to be the backbone of the Internet, and one of the fund's top ten positions. We also initiated positions in America Online Inc., a leading Internet service provider with over 19 million subscribers; Check Point Software Technologies Ltd., a leading producer of firewall software used to secure and protect computer networks from external attackers; and eBay Inc., the Internet's leading consumer-to-consumer auction Web site.

Over the period, we purchased several technology companies with strong performance histories. These include Sun Microsystems Inc., a leading manufacturer of Unix-based computing systems and software; International Business Machines Corp. (IBM), the world's largest producer of computer hardware and software; and NCR Corp., which offers a broad range of information technology products as well as services and consulting for its customers. In the telecommunications sector, we purchased Nextel Communications Inc., a national wireless provider; General Instrument Corp., a leading provider of cable network infrastructure equipment and cable-TV set-top boxes; and General Motors Corp. - Hughes Electronics, a worldwide provider of satellite-based video, data and telephony services.

As you can see, we were very busy putting the fund's cash reserves to work this year; however, as new money entered the fund at a fast rate, our cash reserves remained substantial, at 51.9% of total net assets on September 30, 1999.


PORTFOLIO BREAKDOWN
Franklin DynaTech Fund
9/30/99

                                                                      % OF TOTAL
SECTOR                                                                NET ASSETS
--------------------------------------------------------------------------------

Semiconductors                                                           8.1%

Computer Software                                                        7.4%

Electronic Data Processing                                               4.0%

Telecommunications Equipment                                             3.5%

Major Pharmaceuticals                                                    3.3%

Computer Communications                                                  3.2%

Internet Services                                                        2.7%

Biotechnology                                                            1.8%

EDP Services                                                             1.6%

Other Telecommunications                                                 1.3%

Broadcasting                                                             1.1%

Consumer Electronics/Appliances                                          1.0%

Diversified Electronic Products                                          1.0%

Major U.S. Telecommunications                                            0.9%

Cellular Telephone                                                       0.8%

Medical Electronics                                                      0.6%

Air Freight/Delivery Services                                            0.5%

Electronic Production Equipment                                          0.5%

Other Industries                                                         4.8%

Cash and Other Assets                                                   51.9%


TOP 10 HOLDINGS
Franklin DynaTech Fund
9/30/99

                                                                      % OF TOTAL
COMPANY                                                               NET ASSETS
--------------------------------------------------------------------------------

Intel Corp.                                                              7.26%

Microsoft Corp.                                                          5.69%

Motorola Inc.                                                            2.15%

Cisco Systems Inc.                                                       1.62%

Hewlett-Packard Co.                                                      1.58%

Warner-Lambert Co.                                                       1.04%

Genentech Inc.                                                           1.04%

JDS Uniphase Corp.                                                       0.99%

MCI WorldCom Inc.                                                        0.75%

Compaq Computer Corp.                                                    0.72%

Going forward, we are optimistic about the future of the Internet, Internet companies and technology companies in general. Yet, we remain cautious in the short term due to investor concerns related to Y2K. Our ample cash position can provide us with a buffer against potential Y2K-related market volatility as well as the resources needed to purchase strong companies when appropriate.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of September 30, 1999. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

Sincerely,

/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.



/s/ Lisa Costa

Lisa Costa

Portfolio Management Team
Franklin DynaTech Fund


PERFORMANCE SUMMARY AS OF 9/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                     CHANGE        9/30/99        9/30/98
--------------------------------------------------------------------------------

Net Asset Value                             $5.27         $23.11         $17.84

                                            DISTRIBUTIONS (10/1/98 - 9/30/99)
                                            ------------------------------------
Dividend Income                             $0.2433

CLASS C                                     CHANGE        9/30/99        9/30/98
--------------------------------------------------------------------------------

Net Asset Value                             $5.11         $22.64         $17.53

                                            DISTRIBUTIONS (10/1/98 - 9/30/99)
--------------------------------------------------------------------------------
Dividend Income                             $0.1564



PERFORMANCE

                                                                      INCEPTION
CLASS A                                  1-YEAR    5-YEAR   10-YEAR    (1/1/68)
--------------------------------------------------------------------------------

Cumulative Total Return(1)               +31.15%  +173.27%  +341.82%  +2,069.01%
Average Annual Total Return(2)           +23.60%   +20.83%   +15.33%      +9.97%
Value of $10,000 Investment(3)          $12,360   $25,758   $41,618    $204,301

                              9/30/95   9/30/96   9/30/97   9/30/98   9/30/99
--------------------------------------------------------------------------------

One-Year Total Return(4)      +32.10%   +12.84%   +35.63%   +3.06%    +31.15%

                                                                       INCEPTION
CLASS C                                       1-YEAR       3-YEAR      (9/16/96)
--------------------------------------------------------------------------------

Cumulative Total Return(1)                    +30.20%      +78.43%      +83.13%

Average Annual Total Return(2)                +27.88%      +20.89%      +21.63%

Value of $10,000 Investment(3)                $12,788      $17,667      $18,128

                                              9/30/97      9/30/98      9/30/99
--------------------------------------------------------------------------------
One-Year Total Return(4)                      +34.32%       +2.03%      +30.20%

Past performance is not predictive of future results.


FRANKLIN DYNATECH FUND

CLASS A (formerly Class I):
Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund implemented a Rule 12b-1 plan,which affects subsequent performance.

CLASS C (formerly Class II):
Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s)for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s)for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


FRANKLIN DYNATECH FUND

AVERAGE ANNUAL TOTAL RETURN
9/30/99

CLASS A
--------------------------------------------------------------------------------

1-Year                                                                   +23.60%

5-Year                                                                   +20.83%

10-Year                                                                  +15.33%

Since Inception (1/1/68)                                                  +9.97%


AVERAGE ANNUAL TOTAL RETURN
9/30/99

CLASS C
--------------------------------------------------------------------------------

1-Year                                                                   +27.88%

3-Year                                                                   +20.89%

Since Inception (9/16/96)                                                +21.63%


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.

CLASS A (10/1/89 - 9/30/99)

This graph compares the performance of Franklin DynaTech Fund - Class A, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 and the Hambrecht & Quist Technology Index from 10/1/89-9/30/99.

        Date         Franklin          S&P 500*        H&Q Technology     S&P 500       HamQuist
        ----        DynaTech Fund-     --------            Index*           $T            Tech
                       Class A                         --------------
                    --------------
     10/01/1989       $ 9,425          $10,000            $10,000
     10/31/1989       $ 9,190           $9,768             $9,714          -2.32%        -2.86%
     11/30/1989       $ 9,357           $9,967             $9,671           2.04%        -0.45%
     12/31/1989       $ 9,490          $10,206             $9,680           2.40%         0.09%
     01/31/1990       $ 9,206           $9,522             $9,208          -6.71%        -4.88%
     02/28/1990       $ 9,300           $9,644             $9,557           1.29%         3.80%
     03/31/1990       $ 9,700           $9,900             $9,984           2.65%         4.46%
     04/30/1990       $ 9,666           $9,654             $9,608          -2.49%        -3.77%
     05/31/1990       $10,819          $10,595            $10,991           9.75%        14.39%
     06/30/1990       $10,934          $10,524            $10,809          -0.67%        -1.65%
     07/31/1990       $10,683          $10,490             $9,889          -0.32%        -8.51%
     08/31/1990       $ 9,680           $9,542             $8,533          -9.04%       -13.71%
     09/30/1990       $ 9,178           $9,077             $7,616          -4.87%       -10.74%
     10/31/1990       $ 9,090           $9,038             $7,270          -0.43%        -4.54%
     11/30/1990       $ 9,551           $9,622             $7,972           6.46%         9.65%
     12/31/1990       $ 9,792           $9,890             $8,600           2.79%         7.87%
     01/31/1991       $10,777          $10,322             $9,941           4.36%        15.60%
     02/28/1991       $11,492          $11,060            $10,784           7.15%         8.48%
     03/31/1991       $11,561          $11,327            $11,235           2.42%         4.18%
     04/30/1991       $11,610          $11,354            $11,257           0.24%         0.19%
     05/31/1991       $12,241          $11,844            $11,708           4.31%         4.01%
     06/30/1991       $11,450          $11,301            $10,587          -4.58%        -9.58%
     07/31/1991       $12,026          $11,828            $11,128           4.66%         5.11%
     08/31/1991       $12,408          $12,108            $11,438           2.37%         2.79%
     09/30/1991       $12,054          $11,906            $10,904          -1.67%        -4.67%
     10/31/1991       $12,214          $12,066            $11,393           1.34%         4.49%
     11/30/1991       $11,971          $11,579            $10,977          -4.03%        -3.66%
     12/31/1991       $13,263          $12,904            $12,500          11.44%        13.88%
     01/31/1992       $13,572          $12,664            $13,477          -1.86%         7.82%
     02/29/1992       $13,650          $12,827            $14,212           1.29%         5.45%
     03/31/1992       $13,116          $12,577            $13,210          -1.95%        -7.05%
     04/30/1992       $13,108          $12,947            $12,913           2.94%        -2.25%
     05/31/1992       $13,017          $13,011            $12,815           0.49%        -0.76%
     06/30/1992       $12,834          $12,817            $11,922          -1.49%        -6.97%
     07/31/1992       $13,200          $13,341            $12,542           4.09%         5.20%
     08/31/1992       $12,877          $13,067             $11,981         -2.05%        -4.47%
     09/30/1992       $12,947          $13,220             $12,517          1.17%         4.47%
     10/31/1992       $13,045          $13,265             $13,237          0.34%         5.76%
     11/30/1992       $13,467          $13,716             $14,177          3.40%         7.10%
     12/31/1992       $13,820          $13,885             $14,835          1.23%         4.64%
     01/31/1993       $14,021          $14,002             $16,072          0.84%         8.33%
     02/28/1993       $13,863          $14,192             $15,523          1.36%        -3.42%
     03/31/1993       $14,136          $14,491             $15,763          2.11%         1.55%
     04/30/1993       $13,848          $14,141             $14,828         -2.42%        -5.93%
     05/31/1993       $14,539          $14,518             $16,375          2.67%        10.43%
     06/30/1993       $14,352          $14,560             $16,165          0.29%        -1.28%
     07/31/1993       $14,064          $14,502             $15,237         -0.40%        -5.74%
     08/31/1993       $14,626          $15,052             $16,211          3.79%         6.39%
     09/30/1993       $14,813          $14,936             $16,508         -0.77%         1.83%
     10/31/1993       $14,871          $15,245             $16,791          2.07%         1.71%
     11/30/1993       $14,655          $15,100             $17,038         -0.95%         1.47%
     12/31/1993       $14,846          $15,283             $17,419          1.21%         2.24%
     01/31/1994       $15,218          $15,803             $18,494          3.40%         6.17%
     02/28/1994       $15,171          $15,374             $19,105         -2.71%         3.30%
     03/31/1994       $14,753          $14,704             $18,061         -4.36%        -5.47%
     04/30/1994       $14,521          $14,892             $17,596          1.28%        -2.57%
     05/31/1994       $14,722          $15,136             $17,647          1.64%         0.29%
     06/30/1994       $14,180          $14,766             $16,522         -2.45%        -6.38%
     07/31/1994       $14,629          $15,250             $17,139          3.28%         3.73%
     08/31/1994       $15,512          $15,875             $18,902          4.10%        10.29%
     09/30/1994       $15,249          $15,488             $18,841         -2.44%        -0.32%
     10/31/1994       $15,883          $15,836             $20,567          2.25%         9.16%
     11/30/1994       $15,589          $15,260             $20,391         -3.64%        -0.86%
     12/31/1994       $15,620          $15,486             $20,924          1.48%         2.61%
     01/31/1995       $15,762          $15,887             $20,618          2.59%        -1.46%
     02/28/1995       $16,187          $16,506             $22,405          3.90%         8.67%
     03/31/1995       $16,550          $16,993             $23,431          2.95%         4.58%
     04/30/1995       $17,227          $17,493             $25,186          2.94%         7.49%
     05/31/1995       $17,732          $18,193             $26,088          4.00%         3.58%
     06/30/1995       $19,119          $18,615             $29,229          2.32%        12.04%
     07/31/1995       $19,986          $19,233             $31,897          3.32%         9.13%
     08/31/1995       $19,765          $19,281             $32,263          0.25%         1.15%
     09/30/1995       $20,143          $20,094             $33,033          4.22%         2.39%
     10/31/1995       $20,537          $20,022             $33,497         -0.36%         1.40%
     11/30/1995       $20,254          $20,901             $33,085          4.39%        -1.23%
     12/31/1995       $19,701          $21,304             $31,286          1.93%        -5.44%
     01/31/1996       $19,717          $22,029             $31,749          3.40%         1.48%
     02/29/1996       $20,414          $22,234             $33,339          0.93%         5.01%
     03/31/1996       $20,009          $22,447             $31,889          0.96%        -4.35%
     04/30/1996       $21,645          $22,777             $36,296          1.47%        13.82%
     05/31/1996       $22,423          $23,365             $36,843          2.58%         1.51%
     06/30/1996       $21,710          $23,453             $34,159          0.38%        -7.29%
     07/31/1996       $20,414          $22,417             $30,649         -4.42%       -10.28%
     08/31/1996       $21,159          $22,890             $32,504          2.11%         6.05%
     09/30/1996       $22,731          $24,179             $36,262          5.63%        11.56%
     10/31/1996       $23,152          $24,846             $35,743          2.76%        -1.43%
     11/30/1996       $25,371          $26,724             $39,957          7.56%        11.79%
     12/31/1996       $25,374          $26,195             $38,884         -1.98%        -2.69%
     01/31/1997       $27,259          $27,832             $43,048          6.25%        10.71%
     02/28/1997       $25,724          $28,049             $39,533          0.78%        -8.17%
     03/31/1997       $25,073          $26,897             $37,063         -4.11%        -6.25%
     04/30/1997       $26,191          $28,502             $38,435          5.97%         3.70%
     05/31/1997       $27,659          $30,238             $44,220          6.09%        15.05%
     06/30/1997       $27,909          $31,593             $44,611          4.48%         0.89%
     07/31/1997       $30,628          $34,107             $51,788          7.96%        16.09%
     08/31/1997       $30,078          $32,197             $51,936         -5.60%         0.29%
     09/30/1997       $30,829          $33,962             $54,065          5.48%         4.10%
     10/31/1997       $29,311          $32,828             $48,290         -3.34%       -10.68%
     11/30/1997       $29,628          $34,347             $47,787          4.63%        -1.04%
     12/31/1997       $29,084          $34,938             $45,587          1.72%        -4.60%
     01/31/1998       $30,081          $35,326             $48,511          1.11%         6.41%
     02/28/1998       $31,417          $37,873             $54,280          7.21%        11.89%
     03/31/1998       $31,560          $39,812             $55,198          5.12%         1.69%
     04/30/1998       $32,165          $40,214             $57,346          1.01%         3.89%
     05/31/1998       $31,025          $39,523             $53,163         -1.72%        -7.30%
     06/30/1998       $32,539          $41,127             $56,511          4.06%         6.30%
     07/31/1998       $32,699          $40,687             $55,797         -1.07%        -1.26%
     08/31/1998       $29,707          $34,804             $43,882        -14.46%       -21.35%
     09/30/1998       $31,773          $37,035             $50,234          6.41%        14.47%
     10/31/1998       $32,646          $40,046             $54,470          8.13%         8.43%
     11/30/1998       $34,659          $42,472             $60,945          6.06%        11.89%
     12/31/1998       $37,036          $44,919             $70,908          5.76%        16.35%
     01/31/1999       $39,921          $46,796             $80,609          4.18%        13.68%
     02/28/1999       $38,082          $45,341             $71,676         -3.11%       -11.08%
     03/31/1999       $39,326          $47,155             $77,225          4.00%         7.74%
     04/30/1999       $39,434          $48,980             $80,139          3.87%         3.77%
     05/31/1999       $38,785          $47,824             $81,240         -2.36%         1.37%
     06/30/1999       $40,768          $50,478             $91,462          5.55%        12.58%
     07/31/1999       $40,732          $48,903             $90,213         -3.12%        -1.37%
     08/31/1999       $41,868          $48,658             $94,603         -0.50%         4.87%
     09/30/1999       $41,618          $47,325             $96,758         -2.74%         2.28%

*Source: Standard and Poor's Micropal.


CLASS C (9/16/96 - 9/30/99)

This graph compares the performance of Franklin DynaTech Fund - Class C, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 and the Hambrecht & Quist Technology Index from 9/16/96-9/30/99.

    Date           Franklin        S&P 500*      H&Q Technology    S&P 500       HamQuist
    ----         DynaTech Fund-    --------         Index*           $T            Tech
                    Class C                         ------
                   ---------
 09/16/1996         $ 9,899         $10,000        $10,000
 09/30/1996         $10,159         $10,263        $10,540          2.63%         5.40%
 10/31/1996         $10,333         $10,546        $10,389          2.76%        -1.43%
 11/30/1996         $11,318         $11,344        $11,614          7.56%        11.79%
 12/31/1996         $11,312         $11,119        $11,302         -1.98%        -2.69%
 01/31/1997         $12,155         $11,814        $12,513          6.25%        10.71%
 02/28/1997         $11,461         $11,906        $11,491          0.78%        -8.17%
 03/31/1997         $11,163         $11,417        $10,773         -4.11%        -6.25%
 04/30/1997         $11,648         $12,098        $11,172          5.97%         3.70%
 05/31/1997         $12,289         $12,835        $12,853          6.09%        15.05%
 06/30/1997         $12,386         $13,410        $12,967          4.48%         0.89%
 07/31/1997         $13,587         $14,478        $15,053          7.96%        16.09%
 08/31/1997         $13,326         $13,667        $15,096         -5.60%         0.29%
 09/30/1997         $13,646         $14,416        $15,715          5.48%         4.10%
 10/31/1997         $12,968         $13,934        $14,036         -3.34%       -10.68%
 11/30/1997         $13,095         $14,579        $13,890          4.63%        -1.04%
 12/31/1997         $12,843         $14,830        $13,251          1.72%        -4.60%
 01/31/1998         $13,256         $14,995        $14,100          1.11%         6.41%
 02/28/1998         $13,836         $16,076        $15,777          7.21%        11.89%
 03/31/1998         $13,892         $16,899        $16,044          5.12%         1.69%
 04/30/1998         $14,154         $17,070        $16,668          1.01%         3.89%
 05/31/1998         $13,638         $16,776        $15,452         -1.72%        -7.30%
 06/30/1998         $14,297         $17,457        $16,426          4.06%         6.30%
 07/31/1998         $14,352         $17,270        $16,218         -1.07%        -1.26%
 08/31/1998         $13,034         $14,773        $12,755        -14.46%       -21.35%
 09/30/1998         $13,923         $15,720        $14,601          6.41%        14.47%
 10/31/1998         $14,297         $16,998        $15,832          8.13%         8.43%
 11/30/1998         $15,170         $18,028        $17,715          6.06%        11.89%
 12/31/1998         $16,198         $19,067        $20,610          5.76%        16.35%
 01/31/1999         $17,447         $19,864        $23,430          4.18%        13.68%
 02/28/1999         $16,638         $19,246        $20,834         -3.11%       -11.08%
 03/31/1999         $17,167         $20,016        $22,447          4.00%         7.74%
 04/30/1999         $17,207         $20,790        $23,293          3.87%         3.77%
 05/31/1999         $16,919         $20,300        $23,613         -2.36%         1.37%
 06/30/1999         $17,767         $21,426        $26,585          5.55%        12.58%
 07/31/1999         $17,743         $20,758        $26,221         -3.12%        -1.37%
 08/31/1999         $18,224         $20,654        $27,498         -0.50%         4.87%
 09/30/1999         $18,128         $20,088        $28,124         -2.74%         2.28%

*Source: Standard and Poor's Micropal.


(*) Source: Standard and Poor's Micropal.

Past performance is not predictive of future results.


FRANKLIN GROWTH FUND

FUND CATEGORY

[PYRAMID GRAPH]

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Growth Fund seeks capital appreciation by investing primarily in common stocks or convertible securities believed to offer favorable possibilities for capital appreciation.
--------------------------------------------------------------------------------

During the year under review, the U.S. economy continued to grow, extending an expansion that began in April 1991 and is now the longest in the nation's history. In the first and second quarters of 1999, gross domestic product expanded at 4.3% and 1.6% annualized rates, respectively, and is projected to rise 3%-3.25% for the year. The economy benefited greatly from the three Federal Reserve Board (the Fed) interest rate cuts in the fall of 1998, which improved liquidity for the capital markets. Unemployment remained at near-record low levels in the U.S. and consumer spending remained robust. Surprisingly, inflation showed only sporadic signs of returning, despite the vigorous economic activity.

World events played a large role in the U.S. economy's performance during the period. Early in the year under review, trade with Asia limited inflationary tendencies in the U.S., as weaker Asian currencies relative to the dollar meant that imports from the region cost less in U.S.-dollar terms. However, in second quarter 1999, Asian economies and those elsewhere in the world began to emerge from their recessions, putting upward pressure on commodity prices and increasing fears that inflation might return in the U.S. This was especially true for oil prices, which increased more than 127% from their lows in the period, to end at $25.51 on September 30, 1999. In response to this, the Fed twice raised the federal funds target rate a quarter-percentage point during the reporting period, to 5.25%, in an effort to subdue any possibilities of escalating inflation.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 47 of this report.


PORTFOLIO BREAKDOWN
Franklin Growth Fund
9/30/99

                                                                      % OF TOTAL
SECTOR                                                                NET ASSETS
--------------------------------------------------------------------------------
Health Technology                                                        15.8%

Electronic Technology                                                    14.1%

Transportation                                                            8.3%

Producer Manufacturing                                                    6.3%

Technology Services                                                       4.2%

Process Industries                                                        4.1%

Consumer Services                                                         3.6%

Retail Trade                                                              3.4%

Consumer Non-Durables                                                     1.9%

Commercial Services                                                       1.5%

Energy Minerals                                                           1.4%

Consumer Durables                                                         1.3%

Industrial Services                                                       1.1%

Utilities                                                                 1.0%

Health Services                                                           0.6%

Finance                                                                   0.1%

Cash and Other Assets                                                    31.3%

At first glance, the U.S. stock markets appeared to have had another strong year of performance. However, underneath the surface the story was completely different. During the period, investors focused their attention on a select few, large-cap, growth stocks, pushing up the price of such stocks to what we believe were extremely high levels. Indexes such as the Dow Jones (R) Industrial
Average reflected these stocks' performance, but concealed the overall market weakness. In fact, during the period market breadth worsened significantly, as the number of declining stocks far outnumbered rising stocks. In this environment, Franklin Growth Fund's Class A shares posted a cumulative total return of +18.63% from September 30, 1998, to September 30, 1999, compared with 27.81% for the Standard & Poor's 500 (S&P 500) Index.(1)

During the period, no single market sector was particularly strong, as one might expect given the market environment. However, the fund had a number of outstanding individual stock performances. The fund's five largest gainers in the period were Tiffany and Co., 284%; Sun Microsystems Inc., 273%; Nielsen Media Research, 262%; Immunex Corp., 213%; and Cisco Systems Inc., 121%.

There were two major changes to the fund's top ten holdings. New to the list this year was Tiffany, the fund's largest position, at 3.31% of total net assets on September 30, 1999. Tiffany, a retailer of fine jewelry, benefited from the strong U.S. economy and high consumer confidence, as Americans seemed more comfortable spending on luxury items. In addition, the company successfully introduced new products and more effectively marketed its products to a wider range of potential customers. Tyco International, a new holding during the year under review, was the fund's third-largest position, making up 2.94% of the fund's total net assets at the end of the reporting period. Tyco is a conglomerate with a leadership position in the medical device, security, electrical connectors, undersea fiber-optic cable and flow control industries. In our opinion, the company has strong growth prospects for the next few years.

1. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions and does not include the sales charge. The unmanaged index includes reinvested dividends, and one cannot invest directly in an index.


There were no major changes in the fund's sector allocation during the one-year review period. We remain optimistic about the airline and pharmaceutical industries, despite disappointing performances during the review period. Airlines suffered due to the oil price increases and concerns that fewer people would fly if the economy slowed down. However, we believe the economy will stay relatively strong and oil prices will not go much higher. Likewise, pharmaceutical company stock prices endured a trying period, as investors worried about a new Medicare reimbursement plan and problems with companies losing their product patents. Yet, the future looks bright for pharmaceuticals due to a rapidly aging U.S. population and the potential for new blockbuster drug releases.

Looking forward, we are positive on the long-term outlook for the economy, stock market and Franklin Growth Fund. We are more cautious concerning the short term, given the uncertainty about rising interest rates and record-high stock valuations. With approximately 30% of the fund's total net assets in cash or short-term investments, we are in a strong position to weather potential Y2K-related market volatility and capitalize on opportunities as they arise.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of September 30, 1999. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

Sincerely,

/s/ V. J. Palmieri

V. Jerry Palmieri

Portfolio Manager
Franklin Growth Fund


TOP 10 HOLDINGS
Franklin Growth Fund
9/30/99

COMPANY                                                               % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------

Tiffany & Co.                                                            3.31%
Retail Trade

Schering-Plough Corp.                                                    3.10%
Health Technology

Tyco International Ltd.                                                  2.94%
Producer Manufacturing

Pfizer Inc.                                                              2.72%
Health Technology

International Business Machines Corp.                                    2.68%
Electronic Technology

Computer Sciences Co.                                                    2.50%
Technology Services

Time Warner Inc.                                                         2.16%
Consumer Services

AMR Corp.                                                                1.94%
Transportation

Delta Air Lines Inc.                                                     1.91%
Transportation

Cisco Systems Inc.                                                       1.83%
Electronic Technology


FRANKLIN GROWTH FUND

CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to August
3, 1998, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.


PERFORMANCE SUMMARY AS OF 9/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                      CHANGE        9/30/99        9/30/98
--------------------------------------------------------------------------------
Net Asset Value                              +$4.63        $33.21         $28.58

                                             DISTRIBUTIONS (10/1/98 - 9/30/99)
                                             -----------------------------------
Dividend Income                              $0.4397

Long-Term Capital Gain                       $0.1668

Short-Term Capital Gain                      $0.0418

   TOTAL                                     $0.6483

CLASS B                                      CHANGE        9/30/99        1/1/99
--------------------------------------------------------------------------------
Net Asset Value                              +$1.57        $33.03         $31.45

CLASS C                                      CHANGE        9/30/99       9/30/98
--------------------------------------------------------------------------------
Net Asset Value                              +$4.47        $32.58        $28.11

                                             DISTRIBUTIONS (10/1/98 - 9/30/99)
                                             -----------------------------------
Dividend Income                              $0.2693

Long-Term Capital Gain                       $0.1668

Short-Term Capital Gain                      $0.0418

   TOTAL                                     $0.4779

ADVISOR CLASS                                CHANGE        9/30/99       9/30/98
--------------------------------------------------------------------------------
Net Asset Value                              +$4.64        $33.27        $28.63

                                             DISTRIBUTIONS (10/1/98 - 9/30/99)
                                             -----------------------------------
Dividend Income                              $0.5083

Long-Term Capital Gain                       $0.1668

Short-Term Capital Gain                      $0.0418

   TOTAL                                     $0.7169

Franklin Growth Fund paid distributions derived from long-term capital gains of
16.68 cents ($0.1668) per share in December 1998. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).

Past performance is not predictive of future results.


PERFORMANCE

                                                                      INCEPTION
CLASS A                              1-YEAR     5-YEAR    10-YEAR     (3/31/48)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           +18.63%   +143.26%   +249.90%   +25,514.84%

Average Annual Total Return(2)       +11.82%    +18.06%    +12.67%       +11.24%

Value of $10,000 Investment(3)       $11,182    $22,931    $32,978    $2,417,176

                                9/30/95   9/30/96   9/30/97    9/30/98   9/30/99
--------------------------------------------------------------------------------
One-Year Total Return(4)        +31.11%   +19.60%   +20.84%     +8.22%   +18.63%

                                                                       INCEPTION
CLASS B                                                                 (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                               +5.02%

Aggregate Total Return(2)                                                +1.02%

Value of $10,000 Investment(3)                                          $10,102

                                                                       INCEPTION
CLASS C                                      1-YEAR        3-YEAR       (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                   +17.71%       +51.44%      +106.45%

Average Annual Total Return(2)               +15.56%       +14.45%       +17.56%

Value of $10,000 Investment(3)               $11,556       $14,992       $20,439

                                          9/30/96   9/30/97    9/30/98   9/30/99
--------------------------------------------------------------------------------
One-Year Total Return(4)                  +18.73%   +19.91%    +7.39%    +17.71%

                                                                      INCEPTION
ADVISOR CLASS(5)                     1-YEAR     5-YEAR    10-YEAR     (3/31/48)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           +18.89%   +146.73%   +254.89%   +25,880.27%

Average Annual Total Return(2)       +18.89%    +19.80%    +13.50%       +11.40%

Value of $10,000 Investment(3)       $11,889    $24,673    $35,489    $2,598,027

                                9/30/95   9/30/96   9/30/97    9/30/98   9/30/99
--------------------------------------------------------------------------------
One-Year Total Return(4)        +31.11%   +19.60%   +20.91%    +8.47%    +18.89%


Past performance is not predictive of future results.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s)for that class. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s)for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

5. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a)For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b)for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +50.56% and +16.06% respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


FRANKLIN GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN
9/30/99

CLASS A
--------------------------------------------------------------------------------
1-Year                                                                   +11.82%

5-Year                                                                   +18.06%

10-Year                                                                  +12.67%

Since Inception (3/31/48)                                                +11.24%

AGGREGATE TOTAL RETURN
9/30/99

CLASS B
--------------------------------------------------------------------------------
Since Inception (1/1/99)                                                  +1.02%

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index differs from the fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

CLASS A (10/1/89 - 9/30/99)

This graph compares the performance of Franklin Growth Fund - Class A, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 from 10/1/89-9/30/99.

   Date              Franklin         S&P 500*         S&P 500
   ----            Growth Fund -                         $T
                     Class A

10/01/1989           $ 9,425          $10,000
10/31/1989           $ 9,098          $ 9,768           -2.32%
11/30/1989           $ 9,209          $ 9,967            2.04%
12/31/1989           $ 9,372          $10,206            2.40%
01/31/1990           $ 8,948          $ 9,522           -6.71%
02/28/1990           $ 9,074          $ 9,644            1.29%
03/31/1990           $ 9,368          $ 9,900            2.65%
04/30/1990           $ 9,311          $ 9,654           -2.49%
05/31/1990           $ 9,996          $10,595            9.75%
06/30/1990           $ 9,992          $10,524           -0.67%
07/31/1990           $ 9,914          $10,490           -0.32%
08/31/1990           $ 9,042          $ 9,542           -9.04%
09/30/1990           $ 8,719          $ 9,077           -4.87%
10/31/1990           $ 8,719          $ 9,038           -0.43%
11/30/1990           $ 9,233          $ 9,622            6.46%
12/31/1990           $ 9,566          $ 9,890            2.79%
01/31/1991           $10,125          $10,322            4.36%
02/28/1991           $10,822          $11,060            7.15%
03/31/1991           $10,914          $11,327            2.42%
04/30/1991           $10,977          $11,354            0.24%
05/31/1991           $11,378          $11,844            4.31%
06/30/1991           $10,889          $11,301           -4.58%
07/31/1991           $11,269          $11,828            4.66%
08/31/1991           $11,419          $12,108            2.37%
09/30/1991           $11,227          $11,906           -1.67%
10/31/1991           $11,469          $12,066            1.34%
11/30/1991           $11,085          $11,579           -4.03%
12/31/1991           $12,121          $12,904           11.44%
01/31/1992           $12,004          $12,664           -1.86%
02/29/1992           $12,212          $12,827            1.29%
03/31/1992           $11,909          $12,577           -1.95%
04/30/1992           $11,961          $12,947           2.94%
05/31/1992           $11,891          $13,011           0.49%
06/30/1992           $11,648          $12,817          -1.49%
07/31/1992           $11,935          $13,341           4.09%
08/31/1992           $11,674          $13,067          -2.05%
09/30/1992           $11,883          $13,220           1.17%
10/31/1992           $12,030          $13,265           0.34%
11/30/1992           $12,316          $13,716           3.40%
12/31/1992           $12,480          $13,885           1.23%
01/31/1993           $12,348          $14,002           0.84%
02/28/1993           $12,180          $14,192           1.36%
03/31/1993           $12,365          $14,491           2.11%
04/30/1993           $12,401          $14,141          -2.42%
05/31/1993           $12,710          $14,518           2.67%
06/30/1993           $12,445          $14,560           0.29%
07/31/1993           $12,295          $14,502          -0.40%
08/31/1993           $12,719          $15,052           3.79%
09/30/1993           $12,586          $14,936          -0.77%
10/31/1993           $12,975          $15,245           2.07%
11/30/1993           $13,001          $15,100          -0.95%
12/31/1993           $13,367          $15,283           1.21%
01/31/1994           $13,557          $15,803           3.40%
02/28/1994           $13,149          $15,374          -2.71%
03/31/1994           $12,497          $14,704          -4.36%
04/30/1994           $12,759          $14,892           1.28%
05/31/1994           $12,977          $15,136           1.64%
06/30/1994           $12,877          $14,766          -2.45%
07/31/1994           $13,240          $15,250           3.28%
08/31/1994           $13,919          $15,875           4.10%
09/30/1994           $13,557          $15,488          -2.44%
10/31/1994           $13,838          $15,836           2.25%
11/30/1994           $13,475          $15,260          -3.64%
12/31/1994           $13,757          $15,486           1.48%
01/31/1995           $13,968          $15,887           2.59%
02/28/1995           $14,536          $16,506           3.90%
03/31/1995           $15,050          $16,993           2.95%
04/30/1995           $15,481          $17,493           2.94%
05/31/1995           $15,820          $18,193           4.00%
06/30/1995           $16,435          $18,615           2.32%
07/31/1995           $17,251          $19,233           3.32%
08/31/1995           $17,224          $19,281           0.25%
09/30/1995           $17,774          $20,094           4.22%
10/31/1995           $17,875          $20,022          -0.36%
11/30/1995           $18,884          $20,901           4.39%
12/31/1995           $19,040          $21,304           1.93%
01/31/1996           $19,590          $22,029           3.40%
02/29/1996           $20,009          $22,234           0.93%
03/31/1996           $20,083          $22,447           0.96%
04/30/1996           $20,493          $22,777           1.47%
05/31/1996           $20,885          $23,365           2.58%
06/30/1996           $20,736          $23,453           0.38%
07/31/1996           $19,664          $22,417          -4.42%
08/31/1996           $20,214          $22,890           2.11%
09/30/1996           $21,276          $24,179           5.63%
10/31/1996           $21,332          $24,846           2.76%
11/30/1996           $22,673          $26,724           7.56%
12/31/1996           $22,217          $26,195          -1.98%
01/31/1997           $22,776          $27,832           6.25%
02/28/1997           $22,824          $28,049           0.78%
03/31/1997           $22,255          $26,897          -4.11%
04/30/1997           $23,051          $28,502           5.97%
05/31/1997           $24,322          $30,238           6.09%
06/30/1997           $24,777          $31,593           4.48%
07/31/1997           $25,763          $34,107           7.96%
08/31/1997           $24,900          $32,197          -5.60%
09/30/1997           $25,687          $33,962           5.48%
10/31/1997           $25,469          $32,828          -3.34%
11/30/1997           $26,048          $34,347           4.63%
12/31/1997           $26,350          $34,938           1.72%
01/31/1998           $26,622          $35,326           1.11%
02/28/1998           $27,741          $37,873           7.21%
03/31/1998           $28,344          $39,812           5.12%
04/30/1998           $28,723          $40,214           1.01%
05/31/1998           $28,315          $39,523          -1.72%
06/30/1998           $28,850          $41,127           4.06%
07/31/1998           $28,743          $40,687          -1.07%
08/31/1998           $26,321          $34,804         -14.46%
09/30/1998           $27,799          $37,035           6.41%
10/31/1998           $29,511          $40,046           8.13%
11/30/1998           $30,572          $42,472           6.06%
12/31/1998           $31,231          $44,919           5.76%
01/31/1999           $31,777          $46,796           4.18%
02/28/1999           $31,439          $45,341          -3.11%
03/31/1999           $32,293          $47,155           4.00%
04/30/1999           $33,346          $48,980           3.87%
05/31/1999           $32,939          $47,824          -2.36%
06/30/1999           $34,319          $50,478           5.55%
07/31/1999           $33,763          $48,903          -3.12%
08/31/1999           $33,902          $48,658          -0.50%
09/30/1999           $32,978          $47,325          -2.74%

*Source: Standard and Poor's Micropal.



CLASS B (1/1/99 - 9/30/99)

This graph compares the performance of Franklin Growth Fund - Class B, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 from 1/1/99-9/30/99.

       Date             Franklin            S&P 500*       S&P 500
                      Growth Fund -                           $T
                         Class B

    01/01/1999           $10,000            $10,000
    01/30/1999           $10,172            $10,418          4.18%
    02/28/1999           $10,057            $10,094          -3.11%
    03/31/1999           $10,324            $10,498          4.00%
    04/30/1999           $10,655            $10,904          3.87%
    05/31/1999           $10,515            $10,647          -2.36%
    06/30/1999           $10,951            $11,238          5.55%
    07/31/1999           $10,766            $10,887          -3.12%
    08/31/1999           $10,804            $10,833          -0.50%
    09/30/1999           $10,102            $10,536          -2.74%

*Source: Standard and Poor's Micropal.



Past performance is not predictive of future results.


CLASS C (5/1/95 - 9/30/99)

This graph compares the performance of Franklin Growth Fund - Class C, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 from 5/1/95-9/30/99.

   Date                   Franklin           S&P 500*           S&P 500
   ----                 Growth Fund -                             $T
                          Class A

     05/01/1995            $ 9,900             $10,000
     05/31/1995            $10,135             $10,400           4.00%
     06/30/1995            $10,517             $10,641           2.32%
     07/31/1995            $11,040             $10,995           3.32%
     08/31/1995            $11,011             $11,022           0.25%
     09/30/1995            $11,357             $11,487           4.22%
     10/31/1995            $11,410             $11,446           -0.36%
     11/30/1995            $12,051             $11,948           4.39%
     12/31/1995            $12,142             $12,179           1.93%
     01/31/1996            $12,482             $12,593           3.40%
     02/29/1996            $12,744             $12,710           0.93%
     03/31/1996            $12,786             $12,832           0.96%
     04/30/1996            $13,037             $13,021           1.47%
     05/31/1996            $13,281             $13,357           2.58%
     06/30/1996            $13,180             $13,407           0.38%
     07/31/1996            $12,488             $12,815           -4.42%
     08/31/1996            $12,828             $13,085           2.11%
     09/30/1996            $13,496             $13,822           5.63%
     10/31/1996            $13,526             $14,203           2.76%
     11/30/1996            $14,367             $15,277           7.56%
     12/31/1996            $14,068             $14,975           -1.98%
     01/31/1997            $14,407             $15,911           6.25%
     02/28/1997            $14,431             $16,035           0.78%
     03/31/1997            $14,061             $15,376           -4.11%
     04/30/1997            $14,558             $16,294           5.97%
     05/31/1997            $15,351             $17,286           6.09%
     06/30/1997            $15,624             $18,060           4.48%
     07/31/1997            $16,242             $19,498           7.96%
     08/31/1997            $15,678             $18,406           -5.60%
     09/30/1997            $16,169             $19,415           5.48%
     10/31/1997            $16,024             $18,766           -3.34%
     11/30/1997            $16,375             $19,635           4.63%
     12/31/1997            $16,554             $19,973           1.72%
     01/31/1998            $16,715             $20,195           1.11%
     02/28/1998            $17,407             $21,651           7.21%
     03/31/1998            $17,771             $22,759           5.12%
     04/30/1998            $18,000             $22,989           1.01%
     05/31/1998            $17,734             $22,594           -1.72%
     06/30/1998            $18,055             $23,511           4.06%
     07/31/1998            $17,975             $23,259           -1.07%
     08/31/1998            $16,455             $19,896          -14.46%
     09/30/1998            $17,363             $21,171           6.41%
     10/31/1998            $18,426             $22,893           8.13%
     11/30/1998            $19,068             $24,280           6.06%
     12/31/1998            $19,473             $25,678           5.76%
     01/31/1999            $19,799             $26,752           4.18%
     02/28/1999            $19,573             $25,920           -3.11%
     03/31/1999            $20,087             $26,956           4.00%
     04/30/1999            $20,734             $28,000           3.87%
     05/31/1999            $20,470             $27,339           -2.36%
     06/30/1999            $21,317             $28,856           5.55%
     07/31/1999            $20,953             $27,956           -3.12%
     08/31/1999            $21,028             $27,816           -0.50%
     09/30/1999            $20,439             $27,054           -2.74%

*Source: Standard and Poor's Micropal.



ADVISOR CLASS(**) (10/1/89 - 9/30/99)

This graph compares the performance of Franklin Growth Fund - Advisor Class, tracking the growth in value of a $10,000 investment, to that of the S&P 500 from 10/1/89-9/30/99.

        Date         Franklin Growth        S&P 500*        S&P 500
        ----         Fund - Advisor         --------          $T
                        Class**
     10/01/1989        $10,000              $10,000
     10/31/1989        $ 9,653              $ 9,768           -2.32%
     11/30/1989        $ 9,770              $ 9,967           2.04%
     12/31/1989        $ 9,944              $10,206           2.40%
     01/31/1990        $ 9,494              $ 9,522           -6.71%
     02/28/1990        $ 9,628              $ 9,644           1.29%
     03/31/1990        $ 9,939              $ 9,900           2.65%
     04/30/1990        $ 9,879              $ 9,654           -2.49%
     05/31/1990        $10,606              $10,595           9.75%
     06/30/1990        $10,601              $10,524           -0.67%
     07/31/1990        $10,519              $10,490           -0.32%
     08/31/1990        $ 9,593              $ 9,542           -9.04%
     09/30/1990        $ 9,251              $ 9,077           -4.87%
     10/31/1990        $ 9,251              $ 9,038           -0.43%
     11/30/1990        $9,796               $ 9,622           6.46%
     12/31/1990        $10,150              $ 9,890           2.79%
     01/31/1991        $10,743              $10,322           4.36%
     02/28/1991        $11,483              $11,060           7.15%
     03/31/1991        $11,580              $11,327           2.42%
     04/30/1991        $11,647              $11,354           0.24%
     05/31/1991        $12,072              $11,844           4.31%
     06/30/1991        $11,554              $11,301           -4.58%
     07/31/1991        $11,957              $11,828           4.66%
     08/31/1991        $12,116              $12,108           2.37%
     09/30/1991        $11,912              $11,906           -1.67%
     10/31/1991        $12,169              $12,066           1.34%
     11/30/1991        $11,762              $11,579           -4.03%
     12/31/1991        $12,861              $12,904           11.44%
     01/31/1992        $12,737              $12,664           -1.86%
     02/29/1992        $12,957              $12,827           1.29%
     03/31/1992        $12,635              $12,577           -1.95%
     04/30/1992        $12,691              $12,947           2.94%
     05/31/1992        $12,617              $13,011           0.49%
     06/30/1992        $12,359              $12,817           -1.49%
     07/31/1992        $12,663              $13,341           4.09%
     08/31/1992        $12,387              $13,067           -2.05%
     09/30/1992        $12,608              $13,220           1.17%
     10/31/1992        $12,764              $13,265           0.34%
     11/30/1992        $13,068              $13,716           3.40%
     12/31/1992        $13,242              $13,885           1.23%
     01/31/1993        $13,101              $14,002           0.84%
     02/28/1993        $12,923              $14,192           1.36%
     03/31/1993        $13,120              $14,491           2.11%
     04/30/1993        $13,157              $14,141           -2.42%
     05/31/1993        $13,485              $14,518           2.67%
     06/30/1993        $13,204              $14,560           0.29%
     07/31/1993        $13,045              $14,502           -0.40%
     08/31/1993        $13,495              $15,052           3.79%
     09/30/1993        $13,354              $14,936           -0.77%
     10/31/1993        $13,767              $15,245           2.07%
     11/30/1993        $13,795              $15,100           -0.95%
     12/31/1993        $14,182              $15,283           1.21%
     01/31/1994        $14,384              $15,803           3.40%
     02/28/1994        $13,952              $15,374           -2.71%
     03/31/1994        $13,259              $14,704           -4.36%
     04/30/1994        $13,538              $14,892           1.28%
     05/31/1994        $13,769              $15,136           1.64%
     06/30/1994        $13,663              $14,766           -2.45%
     07/31/1994        $14,048              $15,250           3.28%
     08/31/1994        $14,769              $15,875           4.10%
     09/30/1994        $14,384              $15,488           -2.44%
     10/31/1994        $14,682              $15,836           2.25%
     11/30/1994        $14,298              $15,260           -3.64%
     12/31/1994        $14,596              $15,486           1.48%
     01/31/1995        $14,820              $15,887           2.59%
     02/28/1995        $15,424              $16,506           3.90%
     03/31/1995        $15,968              $16,993           2.95%
     04/30/1995        $16,426              $17,493           2.94%
     05/31/1995        $16,786              $18,193           4.00%
     06/30/1995        $17,438              $18,615           2.32%
     07/31/1995        $18,304              $19,233           3.32%
     08/31/1995        $18,275              $19,281           0.25%
     09/30/1995        $18,859              $20,094           4.22%
     10/31/1995        $18,966              $20,022           -0.36%
     11/30/1995        $20,036              $20,901           4.39%
     12/31/1995        $20,202              $21,304           1.93%
     01/31/1996        $20,785              $22,029           3.40%
     02/29/1996        $21,230              $22,234           0.93%
     03/31/1996        $21,309              $22,447           0.96%
     04/30/1996        $21,744              $22,777           1.47%
     05/31/1996        $22,159              $23,365           2.58%
     06/30/1996        $22,001              $23,453           0.38%
     07/31/1996        $20,864              $22,417           -4.42%
     08/31/1996        $21,447              $22,890           2.11%
     09/30/1996        $22,574              $24,179           5.63%
     10/31/1996        $22,634              $24,846           2.76%
     11/30/1996        $24,057              $26,724           7.56%
     12/31/1996        $23,573              $26,195           -1.98%
     01/31/1997        $24,166              $27,832           6.25%
     02/28/1997        $24,227              $28,049           0.78%
     03/31/1997        $23,633              $26,897           -4.11%
     04/30/1997        $24,478              $28,502           5.97%
     05/31/1997        $25,826              $30,238           6.09%
     06/30/1997        $26,309              $31,593           4.48%
     07/31/1997        $27,366              $34,107           7.96%
     08/31/1997        $26,450              $32,197           -5.60%
     09/30/1997        $27,295              $33,962           5.48%
     10/31/1997        $27,064              $32,828           -3.34%
     11/30/1997        $27,698              $34,347           4.63%
     12/31/1997        $28,016              $34,938           1.72%
     01/31/1998        $28,316              $35,326           1.11%
     02/28/1998        $29,505              $37,873           7.21%
     03/31/1998        $30,156              $39,812           5.12%
     04/30/1998        $30,560              $40,214           1.01%
     05/31/1998        $30,136              $39,523           -1.72%
     06/30/1998        $30,704              $41,127           4.06%
     07/31/1998        $30,601              $40,687           -1.07%
     08/31/1998        $28,026              $34,804          -14.46%
     09/30/1998        $29,608              $37,035           6.41%
     10/31/1998        $31,439              $40,046           8.13%
     11/30/1998        $32,576              $42,472           6.06%
     12/31/1998        $33,287              $44,919           5.76%
     01/31/1999        $33,880              $46,796           4.18%
     02/28/1999        $33,520              $45,341           -3.11%
     03/31/1999        $34,430              $47,155           4.00%
     04/30/1999        $35,552              $48,980           3.87%
     05/31/1999        $35,139              $47,824           -2.36%
     06/30/1999        $36,620              $50,478           5.55%
     07/31/1999        $36,028              $48,903           -3.12%
     08/31/1999        $36,186              $48,658           -0.50%
     09/30/1999        $35,489              $47,325           -2.74%



(*) Source: Standard and Poor's Micropal.

(**) On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a)For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b)for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class.

Past performance is not predictive of future results.


AVERAGE ANNUAL TOTAL RETURN
9/30/99

CLASS C
--------------------------------------------------------------------------------
1-Year                                                                   +15.56%

3-Year                                                                   +14.45%

Since Inception (5/1/95)                                                 +17.56%


AVERAGE ANNUAL TOTAL RETURN
9/30/99

ADVISOR CLASS(**)
--------------------------------------------------------------------------------
1-Year                                                                   +18.89%

5-Year                                                                   +19.80%

10-Year                                                                  +13.50%

Since Inception (3/31/48)                                                +11.40%


FRANKLIN INCOME FUND

--------------------------------------------------------------------------------
Your Fund's Goal:Franklin Income Fund seeks to maximize income while maintaining prospects for capital appreciation through a diversified portfolio of securities.
--------------------------------------------------------------------------------

The U.S. stock market rebounded significantly during the year under review due to robust domestic economic growth and low inflation combined with increased stability in international markets. Economic strength and recovering international markets, however, weighed on the bond market and drove up the 30-year Treasury bond yield to 6.06% at the end of the reporting period. The fund's bond and stock sectors provided mixed results over the period in this environment of vigorous economic growth, benign inflation and rising interest rates.

Corporate bonds performed well despite the rise in interest rates. During the 12-month period, several positions were called or tendered, requiring us to sell them. We sold them above par value and were able to reinvest the proceeds in corporate bonds with attractive valuations and income yields. We put the money to work in the cable and telecommunications sector as we believed the sector offered opportunities for strong growth and solid total returns. New purchases included issues from Charter Communications Holdings LLC, Crown Castle International Corp., Level 3 Communications Inc., Microcell Telecommunications Inc., NEXTLINK Communications Inc. and United Pan-Europe Communications NV.

After strong performances during most of 1998, Treasury bonds reversed course as rates trended higher during the past 12 months. Treasury bonds reacted negatively to reports of continued strong economic growth and the Federal Reserve Board's rate increases in June and August. Although we believe the lack of inflationary pressures will likely keep interest rates from rising significantly, we trimmed our U.S. government holdings to provide capital for other, more attractive investments.

You will find a complete listing of the fund's portfolio holding, including dollar value and number of shares or principal amount, beginning on page 53 of this report.

[PYRAMID GRAPH]

The fund's foreign bonds posted solid performances during the reporting period as developing countries made progress on economic and political reforms, and investor concerns related to international economic turmoil subsided. The South Korean government, for example, took steps to reform the country's banking system and corporate governance structure. We added to the fund's South Korean government bond position on weakness last October. Subsequently, the bonds were upgraded to investment grade and appreciated above par value. Brazil, Russia and South Africa also made progress on reforms, and recent performance reflected the positive developments. However, we trimmed the fund's positions in South Korea, South Africa and Russia on strength and initiated a position in Turkey dollar-denominated Eurobonds, which we believed offered an attractive yield and total return potential.

The fund's equity sectors delivered mixed results during the period under review, with the fund's largest equity sector, utility stocks, performing poorly due to the rise in interest rates. We believe relative valuations and yields for utility stocks appear very attractive at recent levels and the sector should benefit from consolidation and industry deregulation.

The fund's other significant equity sectors provided mixed results during the past year. Energy stocks rebounded in March as a result of announced OPEC production cuts and the subsequent oil price increases. We added to the fund's energy sector throughout the period, including new convertible positions in Parker Drilling Co., Key Energy Services Inc., Newfield Financial Trust and Kerr-McGee Corp. (convertible into Devon Energy Corp.). Although energy stocks appreciated significantly due principally to higher oil prices, we believe the sector has more upside potential.

PORTFOLIO BREAKDOWN
Franklin Income Fund
9/30/99
                                % OF TOTAL
SECTOR                          NET ASSETS
------                          ----------

Corporate Bonds                       28.2%

Utility Stocks                        24.1%

Foreign Government Bonds              15.3%

U.S.Government Bonds
& Notes                               12.9%

Oil & Gas Stocks                       4.9%

Real Estate Stocks                     4.1%

Gold & Other Metal Stocks              3.0%

Consumer Goods Stocks                  2.0%

Telecommunication
Service Stocks                         1.5%

Other Stocks                           1.6%

Cash and Other Assets                  2.4%


In the real estate sector, we sought to take advantage of attractive valuations and industry conditions by adding to the fund's existing real estate positions, including Meristar Hospitality Corp. and Glenborough Realty Trust, and initiating a position in Apartment Investment and Management Co. convertible preferred stock. These companies represent a diverse mix of property types with attractive dividend yields and valuations.

Finally, the gold sector staged a surprising rally late in September after a lackluster performance for most of the year. The Bank of England and several other European Central Banks touched off strength in the sector by specifying guidelines for their previously announced sale of gold reserves. The price of gold bullion climbed more than 20% in one week, and the fund's gold stock shares appreciated significantly, benefiting the fund.

Given the stock market volatility and ongoing economic uncertainty during the period under review, we will be selective with respect to new investments. We remain committed to our value-oriented approach and will continue to utilize fundamental research as we seek to take advantage of opportunities across the many markets in which the fund invests.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of September 30, 1999. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

  Dividend Distributions
  Franklin Income Fund
  10/1/98 - 9/30/99

                                                                                Dividend per Share
                                               ------------------------------------------------------------------------------------
Month                                           Class A                Class B(*)                Class C                  Advisor
-----                                          ---------               ----------               ----------               ----------
October                                        1.5 cents                      --                1.40 cents               1.53 cents
November                                       1.5 cents                      --                1.40 cents               1.53 cents
December                                       1.5 cents                      --                1.40 cents               1.53 cents
January                                        1.5 cents               1.50 cents               1.40 cents               1.53 cents
February                                       1.5 cents               1.40 cents               1.40 cents               1.53 cents
March                                          1.5 cents               1.42 cents               1.40 cents               1.53 cents
April                                          1.5 cents               1.42 cents               1.40 cents               1.53 cents
May                                            1.5 cents               1.42 cents               1.40 cents               1.53 cents
June                                           1.5 cents               1.40 cents               1.41 cents               1.53 cents
July                                           1.5 cents               1.40 cents               1.41 cents               1.53 cents
August                                         1.5 cents               1.40 cents               1.41 cents               1.53 cents
September                                      1.5 cents               1.41 cents               1.41 cents               1.53 cents
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         18.0 cents              12.77 cents              16.84 cents              18.36 cents

(*) January 1, 1999, the fund began offering Class B shares to investors. See the prospectus for details.


Sincerely,


/s/ Charles B. Johnson
-------------------------------
    Charles B. Johnson


/s/ Matt Avery
-------------------------------
    Matt Avery

Portfolio Management Team
Franklin Income Fund

Franklin Income Fund

Class A (formerly Class I):

Subject to the current,maximum 4.25% initial sales charge.Prior to July
1, 1994,fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1,1994,the fund implemented a Rule 12b-1 plan,which affects subsequent performance.

Class B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years.These shares have higher annual fees and expenses than Class A shares.

Class C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

PERFORMANCE SUMMARY AS OF 9/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

Price and Distribution Information

Class A                                     Change             9/30/99          9/30/98
-------                                     ------             -------          -------
Net Asset Value                            -$0.10              $2.24            $2.34

                                            Distributions (10/1/98 - 9/30/99)
                                            ---------------------------------
Dividend Income                             $0.18

Class B                                     Change             9/30/99          1/1/99
-------                                     ------             -------          ------
  Net Asset Value                          -$0.12              $2.24            $2.36

                                            Distributions (1/1/99 - 9/30/99)
                                            --------------------------------
Dividend Income                             $0.1277

Class C                                     Change             9/30/99          9/30/98
-------                                     ------             -------          -------
Net Asset Value                            -$0.10              $2.24            $2.34

                                            Distributions (10/1/98 - 9/30/99)
                                            ---------------------------------
Dividend Income                             $0.1684

Advisor Class                               Change             9/30/99          9/30/98
-------------                               ------             -------          -------
Net Asset Value                            -$0.11              $2.23            $2.34

                                            Distributions (10/1/98 - 9/30/99)
                                            ---------------------------------
Dividend Income                             $0.1836




             Past performance is not predictive of future results.

PERFORMANCE

                                                                                                                          Inception
Class A                                                        1-Year             5-Year             10-Year              (8/31/48)
-------                                                        ------             ------             -------              ---------
Cumulative Total Return(1)                                        +4.02%            +55.62%            +173.13%          +22,100.70%
Average Annual Total Return(2)                                    -0.25%             +8.29%             +10.11%              +11.06%
Value of $10,000 Investment(3)                              $      9,975       $     14,891        $     26,195         $  2,127,568

Distribution Rate(4)                                                       7.69%

30-Day Standardized Yield(5)                                               7.91%

                                                       9/30/95           9/30/96          9/30/97           9/30/98          9/30/99
                                                       -------           -------          -------           -------          -------
One-Year Total Return(6)                               +14.00%            +9.43%          +17.31%            +2.23%           +4.02%

                                                                                                                          Inception
Class B                                                                                                                    (1/1/99)
-------                                                                                                                    --------
Cumulative Total Return(1)                                                                                                   +0.34%
Aggregate Total Return(2)                                                                                                    -3.46%
Value of $10,000 Investment(3)                                                                                              $ 9,654

Distribution Rate(4)                                                       7.55%

30-Day Standardized Yield(5)                                               7.77%

                                                                                                                           Inception
Class C                                                                      1-Year                 3-Year                  (5/1/95)
                                                                           --------                --------                 --------
Cumulative Total Return(1)                                                   +3.46%                 +22.82%                  +45.00%
Average Annual Total Return(2)                                               +1.64%                  +6.78%                   +8.55%
Value of $10,000 Investment(3)                                             $ 10,164                $ 12,176                 $ 14,369

Distribution Rate(4)                                                       7.49%

30-Day Standardized Yield(5)                                               7.71%

                                                                9/30/96              9/30/97             9/30/98             9/30/99
                                                                -------              -------             -------             -------
One-Year Total Return(6)                                         +8.86%              +16.72%              +1.70%              +3.46%

                                                                                                                         Inception
Advisor Class(7)                                               1-Year             5-Year             10-Year              (8/31/48)
----------------                                               ------             ------             -------              ---------
Cumulative Total Return(1)                                        +3.71%            +56.96%            +175.47%          +22,291.36%
Average Annual Total Return(2)                                    +3.71%             +9.44%             +10.66%              +11.17%
Value of $10,000 Investment(3)                              $     10,371       $     15,696        $     27,547         $  2,239,136

Distribution Rate(4)                                                       8.23%

30-Day Standardized Yield(5)                                               8.45%

                                                        9/30/95          9/30/96           9/30/97          9/30/98          9/30/99
                                                        -------          -------           -------          -------          -------
One-Year Total Return(6)                                +14.00%           +9.43%           +16.98%           +2.82%           +3.71%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s)for that class.

4. Distribution rate is based on an annualization of the respective class's September monthly dividend and the maximum offering price (net asset value price for Class B and Advisor Class) per share on September 30, 1999.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1999.

6. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

7. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a)For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b)for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +19.76% and +6.78% respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

Franklin Income Fund

Average Annual Total Return
9/30/99

Class A
----------------------------------
1-Year                      -0.25%

5-Year                      +8.29%

10-Year                    +10.11%

Since Inception (8/31/48)  +11.06%

Aggregate Total Return
9/30/99

Class B
------------------------------------
Since Inception (1/1/99)    -3.46%

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.

       Class A (10/1/89 - 9/30/99)

This graph compares the performance of Franklin Income Fund - Class A tracking the growth in value of a $10,000 investment, to that of the Lehman Brothers Government/Corporate Bond Index and the Lipper Income Average from 10/1/89-9/30/99.

        Date            Franklin Income     S&P 500*      LB Gov't./       Lipper        S&P 500       LB          Lipper
                        Fund - Class A                    Corp Bond       Income                   Gov't./Corp.    Income
                                                           Index*         Avg.**                                    Avg.
-------------------------------------------------------------------------------------------------------------------------
     10/01/1989             $ 9,591         $10,000        $10,000        $10,000
     10/31/1989             $ 9,409         $ 9,768        $10,253        $ 9,900        -2.32%        2.53%        -1.00%
     11/30/1989             $ 9,564         $ 9,967        $10,345        $10,043        2.04%         0.90%        1.44%
     12/31/1989             $ 9,753         $10,206        $10,361        $10,163        2.40%         0.15%        1.20%
     01/31/1990             $ 9,564         $ 9,522        $10,219        $ 9,819        -6.71%       -1.37%        -3.39%
     02/28/1990             $ 9,489         $ 9,644        $10,241        $ 9,862        1.29%         0.22%        0.44%
     03/31/1990             $ 9,538         $ 9,900        $10,242        $ 9,923        2.65%         0.01%        0.62%
     04/30/1990             $ 9,393         $ 9,654        $10,148        $ 9,685        -2.49%       -0.92%        -2.40%
     05/31/1990             $ 9,763         $10,595        $10,442        $10,145        9.75%         2.90%        4.75%
     06/30/1990             $ 9,862         $10,524        $10,611        $10,211        -0.67%        1.61%        0.65%
     07/31/1990             $10,062         $10,490        $10,742        $10,224        -0.32%        1.24%        0.13%
     08/31/1990             $ 9,529         $ 9,542        $10,586        $ 9,697        -9.04%       -1.45%        -5.15%
     09/30/1990             $ 9,016         $ 9,077        $10,674        $ 9,479        -4.87%        0.83%        -2.25%
     10/31/1990             $ 8,555         $ 9,038        $10,815        $ 9,460        -0.43%        1.32%        -0.20%
     11/30/1990             $ 8,844         $ 9,622        $11,051        $ 9,839        6.46%         2.18%        4.00%
     12/31/1990             $ 8,897         $ 9,890        $11,218        $10,027        2.79%         1.51%        1.91%
     01/31/1991             $ 9,109         $10,322        $11,343        $10,253        4.36%         1.12%        2.26%
     02/28/1991             $10,052         $11,060        $11,441        $10,766        7.15%         0.86%        5.00%
     03/31/1991             $10,380         $11,327        $11,520        $10,962        2.42%         0.69%        1.82%
     04/30/1991             $10,762         $11,354        $11,652        $11,069        0.24%         1.15%        0.98%
     05/31/1991             $11,015         $11,844        $11,706        $11,290        4.31%         0.46%        1.99%
     06/30/1991             $11,015         $11,301        $11,693        $11,033        -4.58%       -0.11%        -2.27%
     07/31/1991             $11,464         $11,828        $11,839        $11,416        4.66%         1.25%        3.47%
     08/31/1991             $11,781         $12,108        $12,112        $11,708        2.37%         2.30%        2.56%
     09/30/1991             $12,012         $11,906        $12,365        $11,837        -1.67%        2.09%        1.10%
     10/31/1991             $12,359         $12,066        $12,475        $12,032        1.34%         0.89%        1.65%
     11/30/1991             $12,380         $11,579        $12,599        $11,866        -4.03%        1.00%        -1.38%
     12/31/1991             $12,558         $12,904        $13,024        $12,546        11.44%        3.37%        5.73%
     01/31/1992             $12,975         $12,664        $12,831        $12,519        -1.86%       -1.48%        -0.22%
     02/29/1992             $13,338         $12,827        $12,899        $12,690        1.29%         0.53%        1.37%
     03/31/1992             $13,399         $12,577        $12,828        $12,546        -1.95%       -0.55%        -1.14%
     04/30/1992             $13,642         $12,947        $12,905        $12,765        2.94%         0.60%        1.75%
     05/31/1992             $13,951         $13,011        $13,156        $12,967        0.49%         1.94%        1.58%
     06/30/1992             $14,075         $12,817        $13,348        $12,906        -1.49%        1.46%        -0.47%
     07/31/1992             $14,387         $13,341        $13,690        $13,329        4.09%         2.56%        3.28%
     08/31/1992             $14,387         $13,067        $13,811        $13,243        -2.05%        0.89%        -0.65%
     09/30/1992             $14,323         $13,220        $14,001        $13,352        1.17%         1.37%        0.83%
     10/31/1992             $14,196         $13,265        $13,786        $13,271        0.34%        -1.53%        -0.61%
     11/30/1992             $14,276         $13,716        $13,774        $13,487        3.40%        -0.09%        1.63%
     12/31/1992             $14,472         $13,885        $14,011        $13,706        1.23%         1.72%        1.62%
     01/31/1993             $14,931         $14,002        $14,316        $13,939        0.84%         2.18%        1.70%
     02/28/1993             $15,296         $14,192        $14,614        $14,219        1.36%         2.08%        2.01%
     03/31/1993             $15,630         $14,491        $14,664        $14,547        2.11%         0.34%        2.31%
     04/30/1993             $15,799         $14,141        $14,777        $14,515        -2.42%        0.77%        -0.22%
     05/31/1993             $16,035         $14,518        $14,769        $14,716        2.67%        -0.05%        1.38%
     06/30/1993             $16,341         $14,560        $15,105        $14,879        0.29%         2.27%        1.11%
     07/31/1993             $16,717         $14,502        $15,201        $14,985        -0.40%        0.64%        0.71%
     08/31/1993             $16,890         $15,052        $15,551        $15,371        3.79%         2.30%        2.58%
     09/30/1993             $17,064         $14,936        $15,605        $15,414        -0.77%        0.35%        0.28%
     10/31/1993             $17,377         $15,245        $15,669        $15,513        2.07%         0.41%        0.64%
     11/30/1993             $17,203         $15,100        $15,492        $15,302        -0.95%       -1.13%        -1.36%
     12/31/1993             $17,589         $15,283        $15,560        $15,495        1.21%         0.44%        1.26%
     01/31/1994             $17,769         $15,803        $15,794        $15,836        3.40%         1.50%        2.20%
     02/28/1994             $17,371         $15,374        $15,449        $15,457        -2.71%       -2.18%        -2.39%
     03/31/1994             $16,680         $14,704        $15,071        $14,922        -4.36%       -2.45%        -3.46%
     04/30/1994             $16,644         $14,892        $14,946        $14,970        1.28%        -0.83%        0.32%
     05/31/1994             $16,534         $15,136        $14,919        $15,038        1.64%        -0.18%        0.45%
     06/30/1994             $16,422         $14,766        $14,885        $14,860        -2.45%       -0.23%        -1.18%
     07/31/1994             $16,683         $15,250        $15,182        $15,165        3.28%         2.00%        2.05%
     08/31/1994             $16,946         $15,875        $15,188        $15,461        4.10%         0.04%        1.95%
     09/30/1994             $16,833         $15,488        $14,959        $15,241        -2.44%       -1.51%        -1.42%
     10/31/1994             $16,872         $15,836        $14,943        $15,276        2.25%        -0.11%        0.23%
     11/30/1994             $16,680         $15,260        $14,916        $14,902        -3.64%       -0.18%        -2.45%
     12/31/1994             $16,468         $15,486        $15,014        $14,949        1.48%         0.66%        0.32%
     01/31/1995             $16,666         $15,887        $15,302        $15,199        2.59%         1.92%        1.67%
     02/28/1995             $16,944         $16,506        $15,657        $15,597        3.90%         2.32%        2.62%
     03/31/1995             $17,145         $16,993        $15,762        $15,870        2.95%         0.67%        1.75%
     04/30/1995             $17,588         $17,493        $15,983        $16,173        2.94%         1.40%        1.91%
     05/31/1995             $18,197         $18,193        $16,653        $16,696        4.00%         4.19%        3.23%
     06/30/1995             $18,401         $18,615        $16,786        $16,888        2.32%         0.80%        1.15%
     07/31/1995             $18,607         $19,233        $16,720        $17,195        3.32%        -0.39%        1.82%
     08/31/1995             $18,814         $19,281        $16,934        $17,352        0.25%         1.28%        0.91%
     09/30/1995             $19,189         $20,094        $17,107        $17,739        4.22%         1.02%        2.23%
     10/31/1995             $19,231         $20,022        $17,359        $17,607        -0.36%        1.47%        -0.74%
     11/30/1995             $19,527         $20,901        $17,645        $18,174        4.39%         1.65%        3.22%
     12/31/1995             $19,974         $21,304        $17,904        $18,503        1.93%         1.47%        1.81%
     01/31/1996             $20,536         $22,029        $18,016        $18,846        3.40%         0.62%        1.85%
     02/29/1996             $20,143         $22,234        $17,634        $18,815        0.93%        -2.12%        -0.16%
     03/31/1996             $20,099         $22,447        $17,485        $18,909        0.96%        -0.84%        0.50%
     04/30/1996             $20,053         $22,777        $17,365        $18,998        1.47%        -0.69%        0.47%
     05/31/1996             $20,276         $23,365        $17,335        $19,167        2.58%        -0.17%        0.89%
     06/30/1996             $20,679         $23,453        $17,566        $19,263        0.38%         1.33%        0.50%
     07/31/1996             $20,363         $22,417        $17,606        $18,803        -4.42%        0.23%        -2.39%
     08/31/1996             $20,680         $22,890        $17,562        $19,126        2.11%        -0.25%        1.72%
     09/30/1996             $20,999         $24,179        $17,875        $19,631        5.63%         1.78%        2.64%
     10/31/1996             $21,413         $24,846        $18,291        $19,983        2.76%         2.33%        1.79%
     11/30/1996             $21,921         $26,724        $18,628        $20,666        7.56%         1.84%        3.42%
     12/31/1996             $22,061         $26,195        $18,421        $20,561        -1.98%       -1.11%        -0.51%
     01/31/1997             $22,390         $27,832        $18,443        $20,929        6.25%         0.12%        1.79%
     02/28/1997             $22,627         $28,049        $18,482        $21,042        0.78%         0.21%        0.54%
     03/31/1997             $22,102         $26,897        $18,262        $20,612        -4.11%       -1.19%        -2.04%
     04/30/1997             $22,246         $28,502        $18,529        $20,917        5.97%         1.46%        1.48%
     05/31/1997             $22,969         $30,238        $18,701        $21,654        6.09%         0.93%        3.52%
     06/30/1997             $23,406         $31,593        $18,925        $22,202        4.48%         1.20%        2.53%
     07/31/1997             $24,041         $34,107        $19,504        $23,123        7.96%         3.06%        4.15%
     08/31/1997             $23,894         $32,197        $19,286        $22,746        -5.60%       -1.12%        -1.63%
     09/30/1997             $24,635         $33,962        $19,589        $23,524        5.48%         1.57%        3.42%
     10/31/1997             $24,286         $32,828        $19,902        $23,263        -3.34%        1.60%        -1.11%
     11/30/1997             $25,036         $34,347        $20,008        $23,575        4.63%         0.53%        1.34%
     12/31/1997             $25,778         $34,938        $20,218        $23,945        1.72%         1.05%        1.57%
     01/31/1998             $25,521         $35,326        $20,503        $24,029        1.11%         1.41%        0.35%
     02/28/1998             $25,882         $37,873        $20,462        $24,684        7.21%        -0.20%        2.73%
     03/31/1998             $26,660         $39,812        $20,525        $25,242        5.12%         0.31%        2.26%
     04/30/1998             $26,295         $40,214        $20,628        $25,311        1.01%         0.50%        0.27%
     05/31/1998             $26,032         $39,523        $20,849        $25,161        -1.72%        1.07%        -0.59%
     06/30/1998             $26,084         $41,127        $21,061        $25,345        4.06%         1.02%        0.73%
     07/31/1998             $25,606         $40,687        $21,078        $25,081        -1.07%        0.08%        -1.04%
     08/31/1998             $23,948         $34,804        $21,489        $23,506       -14.46%        1.95%        -6.28%
     09/30/1998             $25,184         $37,035        $22,104        $24,202        6.41%         2.86%        2.96%
     10/31/1998             $25,239         $40,046        $21,947        $24,688        8.13%        -0.71%        2.01%
     11/30/1998             $26,056         $42,472        $22,079        $25,313        6.06%         0.60%        2.53%
     12/31/1998             $26,023         $44,919        $22,134        $25,789        5.76%         0.25%        1.88%
     01/31/1999             $25,634         $46,796        $22,291        $25,931        4.18%         0.71%        0.55%
     02/28/1999             $24,909         $45,341        $21,760        $25,430        -3.11%       -2.38%        -1.93%
     03/31/1999             $25,303         $47,155        $21,869        $25,858        4.00%         0.50%        1.68%
     04/30/1999             $26,604         $48,980        $21,924        $26,708        3.87%         0.25%        3.29%
     05/31/1999             $26,774         $47,824        $21,698        $26,489        -2.36%       -1.03%        -0.82%
     06/30/1999             $26,718         $50,478        $21,631        $26,865        5.55%        -0.31%        1.42%
     07/31/1999             $26,429         $48,903        $21,570        $26,546        -3.12%       -0.28%        -1.19%
     08/31/1999             $26,487         $48,658        $21,553        $26,286        -0.50%       -0.08%        -0.98%
     09/30/1999             $26,195         $47,325        $21,747        $26,094        -2.74%        0.90%        -0.73%

*Source: Standard and Poor's Micropal.
**Lipper performance does not include sales charges and results may have been different if such charges had been considered.

      Class B (1/1/99 - 9/30/99)

This graph compares the performance of Franklin Income Fund - Class B, tracking the growth in value of a $10,000 investment, to that of the Lehman Brothers Government/Corporate Bond Index and the Lipper Income Average from 1/1/99-9/30/99.

      Date          Franklin Income       S&P       LB Gov't./    Lipper     S&P         LB       Lipper
                    Fund - Class B        500*      Corp. Bond    Income     500    Gov't./Corp.  Income
                                                      Index*      Avg.**                           Avg.
---------------------------------------------------------------------------------------------------------
   01/01/1999         $10,000           $10,000      $10,000      $10,000
   01/31/1999         $ 9,851           $10,418      $10,071      $10,055    4.18%       0.71%     0.55%
   02/28/1999         $ 9,568           $10,094      $ 9,831      $ 9,861    -3.11%     -2.38%     -1.93%
   03/31/1999         $ 9,715           $10,498      $ 9,880      $10,027    4.00%       0.50%     1.68%
   04/30/1999         $10,212           $10,904      $ 9,905      $10,356    3.87%       0.25%     3.29%
   05/31/1999         $10,229           $10,647      $ 9,803      $10,272    -2.36%     -1.03%     -0.82%
   06/30/1999         $10,247           $11,238      $ 9,773      $10,417    5.55%      -0.31%     1.42%
   07/31/1999         $10,132           $10,887      $ 9,745      $10,293    -3.12%     -0.28%     -1.19%
   08/31/1999         $10,150           $10,833      $ 9,738      $10,193    -0.50%     -0.08%     -0.98%
   09/30/1999         $ 9,654           $10,536      $ 9,825      $10,118    -2.74%      0.90%     -0.73%

*Source: Standard and Poor's Micropal.
**Lipper performance does not include sales charges and results may have been different if such charges had been considered.

 Past performance is not predictive of future results.


      Class C (5/1/95 - 9/30/99)

This graph compares the performance of Franklin Income Fund - Class C, tracking the growth in value of a $10,000 investment, to that of the Lehman Brothers Government/Corporate Bond Index and the Lipper Income Average from 5/1/95-9/30/99.

        Date               Franklin           S&P          LB Gov't./      Lipper     S&P 500       LB             Lipper
                        Income Fund -         500*         Corp. Bond      Income                Gov't/Corp.       Incom
                           Class C                           Index*        Avg.**                                   Avg.
--------------------------------------------------------------------------------------------------------------------------
     05/01/1995            $ 9,909          $10,000         $10,000        $10,000
     05/31/1995            $10,228          $10,400         $10,419        $10,323     4.00%       4.19%           3.23%
     06/30/1995            $10,338          $10,641         $10,502        $10,442     2.32%       0.80%           1.15%
     07/31/1995            $10,449          $10,995         $10,461        $10,632     3.32%       -0.39%          1.82%
     08/31/1995            $10,561          $11,022         $10,595        $10,729     0.25%       1.28%           0.91%
     09/30/1995            $10,771          $11,487         $10,703        $10,968     4.22%       1.02%           2.23%
     10/31/1995            $10,790          $11,446         $10,861        $10,887     -0.36%      1.47%           -0.74%
     11/30/1995            $10,951          $11,948         $11,040        $11,237     4.39%       1.65%           3.22%
     12/31/1995            $11,197          $12,179         $11,202        $11,441     1.93%       1.47%           1.81%
     01/31/1996            $11,507          $12,593         $11,272        $11,652     3.40%       0.62%           1.85%
     02/29/1996            $11,331          $12,710         $11,033        $11,634     0.93%       -2.12%          -0.16%
     03/31/1996            $11,301          $12,832         $10,940        $11,692     0.96%       -0.84%          0.50%
     04/30/1996            $11,222          $13,021         $10,865        $11,747     1.47%       -0.69%          0.47%
     05/31/1996            $11,341          $13,357         $10,846        $11,851     2.58%       -0.17%          0.89%
     06/30/1996            $11,562          $13,407         $10,990        $11,910     0.38%       1.33%           0.50%
     07/31/1996            $11,380          $12,815         $11,016        $11,626     -4.42%      0.23%           -2.39%
     08/31/1996            $11,552          $13,085         $10,988        $11,826     2.11%       -0.25%          1.72%
     09/30/1996            $11,725          $13,822         $11,184        $12,138     5.63%       1.78%           2.64%
     10/31/1996            $11,951          $14,203         $11,444        $12,355     2.76%       2.33%           1.79%
     11/30/1996            $12,281          $15,277         $11,655        $12,778     7.56%       1.84%           3.42%
     12/31/1996            $12,302          $14,975         $11,525        $12,713     -1.98%      -1.11%          -0.51%
     01/31/1997            $12,480          $15,911         $11,539        $12,940     6.25%       0.12%           1.79%
     02/28/1997            $12,660          $16,035         $11,563        $13,010     0.78%       0.21%           0.54%
     03/31/1997            $12,363          $15,376         $11,426        $12,745     -4.11%      -1.19%          -2.04%
     04/30/1997            $12,384          $16,294         $11,593        $12,933     5.97%       1.46%           1.48%
     05/31/1997            $12,780          $17,286         $11,701        $13,389     6.09%       0.93%           3.52%
     06/30/1997            $13,071          $18,060         $11,841        $13,727     4.48%       1.20%           2.53%
     07/31/1997            $13,419          $19,498         $12,203        $14,297     7.96%       3.06%           4.15%
     08/31/1997            $13,332          $18,406         $12,067        $14,064     -5.60%      -1.12%          -1.63%
     09/30/1997            $13,686          $19,415         $12,256        $14,545     5.48%       1.57%           3.42%
     10/31/1997            $13,542          $18,766         $12,452        $14,383     -3.34%      1.60%           -1.11%
     11/30/1997            $13,897          $19,635         $12,518        $14,576     4.63%       0.53%           1.34%
     12/31/1997            $14,302          $19,973         $12,650        $14,805     1.72%       1.05%           1.57%
     01/31/1998            $14,153          $20,195         $12,828        $14,857     1.11%       1.41%           0.35%
     02/28/1998            $14,347          $21,651         $12,802        $15,262     7.21%       -0.20%          2.73%
     03/31/1998            $14,772          $22,759         $12,842        $15,607     5.12%       0.31%           2.26%
     04/30/1998            $14,622          $22,989         $12,906        $15,649     1.01%       0.50%           0.27%
     05/31/1998            $14,413          $22,594         $13,044        $15,557     -1.72%      1.07%           -0.59%
     06/30/1998            $14,494          $23,511         $13,177        $15,671     4.06%       1.02%           0.73%
     07/31/1998            $14,223          $23,259         $13,188        $15,508     -1.07%      0.08%           -1.04%
     08/31/1998            $13,300          $19,896         $13,445        $14,534    -14.46%      1.95%           -6.28%
     09/30/1998            $13,919          $21,171         $13,830        $14,964     6.41%       2.86%           2.96%
     10/31/1998            $14,003          $22,893         $13,731        $15,265     8.13%       -0.71%          2.01%
     11/30/1998            $14,448          $24,280         $13,814        $15,651     6.06%       0.60%           2.53%
     12/31/1998            $14,363          $25,678         $13,848        $15,945     5.76%       0.25%           1.88%
     01/31/1999            $14,204          $26,752         $13,947        $16,033     4.18%       0.71%           0.55%
     02/28/1999            $13,797          $25,920         $13,615        $15,724     -3.11%      -2.38%          -1.93%
     03/31/1999            $14,008          $26,956         $13,683        $15,988     4.00%       0.50%           1.68%
     04/30/1999            $14,719          $28,000         $13,717        $16,514     3.87%       0.25%           3.29%
     05/31/1999            $14,744          $27,339         $13,576        $16,378     -2.36%      -1.03%          -0.82%
     06/30/1999            $14,770          $28,856         $13,534        $16,611     5.55%       -0.31%          1.42%
     07/31/1999            $14,605          $27,956         $13,496        $16,413     -3.12%      -0.28%          -1.19%
     08/31/1999            $14,568          $27,816         $13,485        $16,252     -0.50%      -0.08%          -0.98%
     09/30/1999            $14,369          $27,054         $13,606        $16,134     -2.74%      0.90%           -0.73%

*Source: Standard and Poor's Micropal.
**Lipper performance does not include sales charges and results may have been different if such charges had been considered.

      Advisor Class(***) (10/1/89 - 9/30/99)

This graph compares the performance of Franklin Income Fund - Advisor Class, tracking the growth in value of a $10,000 investment, to that of the Lehman Brothers Government/Corporate Bond Index and the Lipper Income Average from 10/1/89-9/30/99.

      Date          Franklin           S&P         LB Gov't./       Lipper       S&P 500       LB          Lipper
                  Income Fund -        500*        Corp. Bond       Income                Gov't./Corp.     Income
                    Advisor                          Index*         Avg.**                                  Avg.
                    Class***
-------------------------------------------------------------------------------------------------------------------
   10/01/1989        $10,000         $10,000        $10,000         $10,000
   10/31/1989        $9,810           $9,768        $10,253         $9,900       -2.32%         2.53%       -1.00%
   11/30/1989        $9,972           $9,967        $10,345         $10,043       2.04%         0.90%       1.44%
   12/31/1989        $10,169         $10,206        $10,361         $10,163       2.40%         0.15%       1.20%
   01/31/1990        $9,972           $9,522        $10,219         $9,819       -6.71%        -1.37%       -3.39%
   02/28/1990        $9,894           $9,644        $10,241         $9,862        1.29%         0.22%       0.44%
   03/31/1990        $9,945           $9,900        $10,242         $9,923        2.65%         0.01%       0.62%
   04/30/1990        $9,793           $9,654        $10,148         $9,685       -2.49%        -0.92%       -2.40%
   05/31/1990        $10,179         $10,595        $10,442         $10,145       9.75%         2.90%       4.75%
   06/30/1990        $10,283         $10,524        $10,611         $10,211      -0.67%         1.61%       0.65%
   07/31/1990        $10,491         $10,490        $10,742         $10,224      -0.32%         1.24%       0.13%
   08/31/1990        $9,935           $9,542        $10,586         $9,697       -9.04%        -1.45%       -5.15%
   09/30/1990        $9,401           $9,077        $10,674         $9,479       -4.87%         0.83%       -2.25%
   10/31/1990        $8,920           $9,038        $10,815         $9,460       -0.43%         1.32%       -0.20%
   11/30/1990        $9,221           $9,622        $11,051         $9,839        6.46%         2.18%       4.00%
   12/31/1990        $9,276           $9,890        $11,218         $10,027       2.79%         1.51%       1.91%
   01/31/1991        $9,497          $10,322        $11,343         $10,253       4.36%         1.12%       2.26%
   02/28/1991        $10,481         $11,060        $11,441         $10,766       7.15%         0.86%       5.00%
   03/31/1991        $10,823         $11,327        $11,520         $10,962       2.42%         0.69%       1.82%
   04/30/1991        $11,222         $11,354        $11,652         $11,069       0.24%         1.15%       0.98%
   05/31/1991        $11,484         $11,844        $11,706         $11,290       4.31%         0.46%       1.99%
   06/30/1991        $11,484         $11,301        $11,693         $11,033      -4.58%        -0.11%       -2.27%
   07/31/1991        $11,953         $11,828        $11,839         $11,416       4.66%         1.25%       3.47%
   08/31/1991        $12,284         $12,108        $12,112         $11,708       2.37%         2.30%       2.56%
   09/30/1991        $12,524         $11,906        $12,365         $11,837      -1.67%         2.09%       1.10%
   10/31/1991        $12,886         $12,066        $12,475         $12,032       1.34%         0.89%       1.65%
   11/30/1991        $12,908         $11,579        $12,599         $11,866      -4.03%         1.00%       -1.38%
   12/31/1991        $13,094         $12,904        $13,024         $12,546      11.44%         3.37%       5.73%
   01/31/1992        $13,528         $12,664        $12,831         $12,519      -1.86%        -1.48%       -0.22%
   02/29/1992        $13,907         $12,827        $12,899         $12,690       1.29%         0.53%       1.37%
   03/31/1992        $13,970         $12,577        $12,828         $12,546      -1.95%        -0.55%       -1.14%
   04/30/1992        $14,224         $12,947        $12,905         $12,765       2.94%         0.60%       1.75%
   05/31/1992        $14,546         $13,011        $13,156         $12,967       0.49%         1.94%       1.58%
   06/30/1992        $14,676         $12,817        $13,348         $12,906      -1.49%         1.46%       -0.47%
   07/31/1992        $15,000         $13,341        $13,690         $13,329       4.09%         2.56%       3.28%
   08/31/1992        $15,000         $13,067        $13,811         $13,243      -2.05%         0.89%       -0.65%
   09/30/1992        $14,934         $13,220        $14,001         $13,352       1.17%         1.37%       0.83%
   10/31/1992        $14,801         $13,265        $13,786         $13,271       0.34%        -1.53%       -0.61%
   11/30/1992        $14,885         $13,716        $13,774         $13,487       3.40%        -0.09%       1.63%
   12/31/1992        $15,090         $13,885        $14,011         $13,706       1.23%         1.72%       1.62%
   01/31/1993        $15,568         $14,002        $14,316         $13,939       0.84%         2.18%       1.70%
   02/28/1993        $15,949         $14,192        $14,614         $14,219       1.36%         2.08%       2.01%
   03/31/1993        $16,297         $14,491        $14,664         $14,547       2.11%         0.34%       2.31%
   04/30/1993        $16,473         $14,141        $14,777         $14,515      -2.42%         0.77%       -0.22%
   05/31/1993        $16,719         $14,518        $14,769         $14,716       2.67%        -0.05%       1.38%
   06/30/1993        $17,038         $14,560        $15,105         $14,879       0.29%         2.27%       1.11%
   07/31/1993        $17,430         $14,502        $15,201         $14,985      -0.40%         0.64%       0.71%
   08/31/1993        $17,611         $15,052        $15,551         $15,371       3.79%         2.30%       2.58%
   09/30/1993        $17,791         $14,936        $15,605         $15,414      -0.77%         0.35%       0.28%
   10/31/1993        $18,119         $15,245        $15,669         $15,513       2.07%         0.41%       0.64%
   11/30/1993        $17,937         $15,100        $15,492         $15,302      -0.95%        -1.13%       -1.36%
   12/31/1993        $18,339         $15,283        $15,560         $15,495       1.21%         0.44%       1.26%
   01/31/1994        $18,526         $15,803        $15,794         $15,836       3.40%         1.50%       2.20%
   02/28/1994        $18,112         $15,374        $15,449         $15,457      -2.71%        -2.18%       -2.39%
   03/31/1994        $17,392         $14,704        $15,071         $14,922      -4.36%        -2.45%       -3.46%
   04/30/1994        $17,354         $14,892        $14,946         $14,970       1.28%        -0.83%       0.32%
   05/31/1994        $17,239         $15,136        $14,919         $15,038       1.64%        -0.18%       0.45%
   06/30/1994        $17,122         $14,766        $14,885         $14,860      -2.45%        -0.23%       -1.18%
   07/31/1994        $17,395         $15,250        $15,182         $15,165       3.28%         2.00%       2.05%
   08/31/1994        $17,669         $15,875        $15,188         $15,461       4.10%         0.04%       1.95%
   09/30/1994        $17,551         $15,488        $14,959         $15,241      -2.44%        -1.51%       -1.42%
   10/31/1994        $17,591         $15,836        $14,943         $15,276       2.25%        -0.11%       0.23%
   11/30/1994        $17,391         $15,260        $14,916         $14,902      -3.64%        -0.18%       -2.45%
   12/31/1994        $17,170         $15,486        $15,014         $14,949       1.48%         0.66%       0.32%
   01/31/1995        $17,377         $15,887        $15,302         $15,199       2.59%         1.92%       1.67%
   02/28/1995        $17,667         $16,506        $15,657         $15,597       3.90%         2.32%       2.62%
   03/31/1995        $17,876         $16,993        $15,762         $15,870       2.95%         0.67%       1.75%
   04/30/1995        $18,338         $17,493        $15,983         $16,173       2.94%         1.40%       1.91%
   05/31/1995        $18,973         $18,193        $16,653         $16,696       4.00%         4.19%       3.23%
   06/30/1995        $19,186         $18,615        $16,786         $16,888       2.32%         0.80%       1.15%
   07/31/1995        $19,400         $19,233        $16,720         $17,195       3.32%        -0.39%       1.82%
   08/31/1995        $19,617         $19,281        $16,934         $17,352       0.25%         1.28%       0.91%
   09/30/1995        $20,008         $20,094        $17,107         $17,739       4.22%         1.02%       2.23%
   10/31/1995        $20,051         $20,022        $17,359         $17,607      -0.36%         1.47%       -0.74%
   11/30/1995        $20,360         $20,901        $17,645         $18,174       4.39%         1.65%       3.22%
   12/31/1995        $20,826         $21,304        $17,904         $18,503       1.93%         1.47%       1.81%
   01/31/1996        $21,412         $22,029        $18,016         $18,846       3.40%         0.62%       1.85%
   02/29/1996        $21,002         $22,234        $17,634         $18,815       0.93%        -2.12%       -0.16%
   03/31/1996        $20,956         $22,447        $17,485         $18,909       0.96%        -0.84%       0.50%
   04/30/1996        $20,909         $22,777        $17,365         $18,998       1.47%        -0.69%       0.47%
   05/31/1996        $21,140         $23,365        $17,335         $19,167       2.58%        -0.17%       0.89%
   06/30/1996        $21,561         $23,453        $17,566         $19,263       0.38%         1.33%       0.50%
   07/31/1996        $21,232         $22,417        $17,606         $18,803      -4.42%         0.23%       -2.39%
   08/31/1996        $21,562         $22,890        $17,562         $19,126       2.11%        -0.25%       1.72%
   09/30/1996        $21,895         $24,179        $17,875         $19,631       5.63%         1.78%       2.64%
   10/31/1996        $22,326         $24,846        $18,291         $19,983       2.76%         2.33%       1.79%
   11/30/1996        $22,856         $26,724        $18,628         $20,666       7.56%         1.84%       3.42%
   12/31/1996        $23,002         $26,195        $18,421         $20,561      -1.98%        -1.11%       -0.51%
   01/31/1997        $23,248         $27,832        $18,443         $20,929       6.25%         0.12%       1.79%
   02/28/1997        $23,596         $28,049        $18,482         $21,042       0.78%         0.21%       0.54%
   03/31/1997        $23,053         $26,897        $18,262         $20,612      -4.11%        -1.19%       -2.04%
   04/30/1997        $23,206         $28,502        $18,529         $20,917       5.97%         1.46%       1.48%
   05/31/1997        $23,864         $30,238        $18,701         $21,654       6.09%         0.93%       3.52%
   06/30/1997        $24,424         $31,593        $18,925         $22,202       4.48%         1.20%       2.53%
   07/31/1997        $25,090         $34,107        $19,504         $23,123       7.96%         3.06%       4.15%
   08/31/1997        $24,940         $32,197        $19,286         $22,746      -5.60%        -1.12%       -1.63%
   09/30/1997        $25,614         $33,962        $19,589         $23,524       5.48%         1.57%       3.42%
   10/31/1997        $25,356         $32,828        $19,902         $23,263      -3.34%         1.60%       -1.11%
   11/30/1997        $26,038         $34,347        $20,008         $23,575       4.63%         0.53%       1.34%
   12/31/1997        $26,922         $34,938        $20,218         $23,945       1.72%         1.05%       1.57%
   01/31/1998        $26,552         $35,326        $20,503         $24,029       1.11%         1.41%       0.35%
   02/28/1998        $26,932         $37,873        $20,462         $24,684       7.21%        -0.20%       2.73%
   03/31/1998        $27,748         $39,812        $20,525         $25,242       5.12%         0.31%       2.26%
   04/30/1998        $27,479         $40,214        $20,628         $25,311       1.01%         0.50%       0.27%
   05/31/1998        $27,098         $39,523        $20,849         $25,161      -1.72%         1.07%       -0.59%
   06/30/1998        $27,266         $41,127        $21,061         $25,345       4.06%         1.02%       0.73%
   07/31/1998        $26,769         $40,687        $21,078         $25,081      -1.07%         0.08%       -1.04%
   08/31/1998        $25,040         $34,804        $21,489         $23,506      -14.46%        1.95%       -6.28%
   09/30/1998        $26,336         $37,035        $22,104         $24,202       6.41%         2.86%       2.96%
   10/31/1998        $26,397         $40,046        $21,947         $24,688       8.13%        -0.71%       2.01%
   11/30/1998        $27,255         $42,472        $22,079         $25,313       6.06%         0.60%       2.53%
   12/31/1998        $27,224         $44,919        $22,134         $25,789       5.76%         0.25%       1.88%
   01/31/1999        $26,821         $46,796        $22,291         $25,931       4.18%         0.71%       0.55%
   02/28/1999        $26,065         $45,341        $21,760         $25,430      -3.11%        -2.38%       -1.93%
   03/31/1999        $26,481         $47,155        $21,869         $25,858       4.00%         0.50%       1.68%
   04/30/1999        $27,847         $48,980        $21,924         $26,708       3.87%         0.25%       3.29%
   05/31/1999        $27,909         $47,824        $21,698         $26,489      -2.36%        -1.03%       -0.82%
   06/30/1999        $27,973         $50,478        $21,631         $26,865       5.55%        -0.31%       1.42%
   07/31/1999        $27,674         $48,903        $21,570         $26,546      -3.12%        -0.28%       -1.19%
   08/31/1999        $27,617         $48,658        $21,553         $26,286      -0.50%        -0.08%       -0.98%
   09/30/1999        $27,547         $47,325        $21,747         $26,094      -2.74%         0.90%       -0.73%

(*)Source: Standard and Poor's Micropal.

(**)Lipper performance does not include sales charges and results may have been different if such charges had been considered.

(***)On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class.

AVERAGE ANNUAL TOTAL RETURN
9/30/99

Class C
-----------------------------------
1-Year                        +1.64%

3-Year                        +6.78%

Since Inception (5/1/95)      +8.55%

AVERAGE ANNUAL TOTAL RETURN
9/30/99

ADVISOR CLASS(***)
-------------------------------------
1-Year                         +3.71%

5-Year                         +9.44%

10-Year                       +10.66%

Since Inception (8/31/48)     +11.17%

Past performance is not predictive of future results.



FUND CATEGORY

[PYRAMID GRAPH]

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin U.S. Government Securities Fund seeks high, current income from a portfolio of U.S. government securities.
--------------------------------------------------------------------------------

The U.S. economy grew at a rapid pace during the year under review, stimulated by the Federal Reserve Board's (the Fed's) interest rate cuts last fall. Turmoil engulfed financial markets around the world in early October 1998, causing many investors to seek out the safety and liquidity of U.S. Treasury securities. The combination of fragile international financial markets and reduced availability of capital in the U.S. prompted the Fed to cut the federal funds target rate twice during the reporting period, lowering it to 4.75%, which helped restore investor confidence and market liquidity.

  FRANKLIN U.S. GOVERNMENT SECURITIES FUND -- CLASS AVS. COMPARABLE INVESTMENTS* Risk vs. Return (10/94-9/99)

This point graph compares the average annual total return measured against risk from 10/94 to 9/99 for Franklin U.S. Government Securities Fund - Class A vs. comparable investments.*

                                                         Risk        Return

1-Year Treasury Bill                                     0.76%        5.81%
10-Year Treasury Note                                    6.68%        9.01%
30-Year Treasury Bond                                    10.00%      11.53%
Franklin U.S. Government Securities Fund - Class A       2.95%        7.57%


(*)Source: Standard & Poor's Micropal (Payden & Rygel). Indexes are unmanaged. Investors cannot invest directly in an index. Average annual total return represents the average annual change in value of an investment over the period indicated. These figures assume reinvestment of interest income and do not include sales charges. Risk is measured by the annualized standard deviation of monthly total returns. In general, the higher the standard deviation, the greater the volatility. The fund's Class A shares' average annual total return does not include the current, maximum 4.25% sales charge. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The fund's investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future returns.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 61 of this report.

Near the end of 1998, it became apparent that the economy was growing more rapidly than generally anticipated, and yields on U.S. Treasury securities began to rise in response. Throughout the first and second quarters of 1999, the market came to expect that tight labor markets and strong consumer demand would lead the Fed to increase interest rates to prevent inflationary pressures from developing. The market was correct in this case, as the Fed raised the federal funds target rate to 5.00% on June 30, 1999, and to 5.25% on August 24, 1999. This sent Treasury yields temporarily higher, with the 30-year Treasury bond yield reaching a period high of 6.28% on August 12, 1999.

The rise in interest rates, while unfavorable for holders of U.S. Treasury securities, was positive for some mortgage pass-through securities, the principal asset class in which the fund invests. The prevailing mortgage rates rose with Treasury yields, reducing the incentive for homeowners to refinance their mortgages. According to the Federal Home Loan Mortgage Corporation, the conforming 30-year fixed mortgage rate rose from 6.60% on October 2, 1998, to 7.76% on September 24, 1999. At these higher rates, prepayments slowed and prepayment risk, the risk to mortgage holders that mortgage buyers will refinance their mortgages at lower rates, declined. Therefore, higher-coupon pass-throughs performed well, as they are subject to less prepayment risk in a rising interest-rate environment.

Government National Mortgage Association (GNMA) pass-throughs' yield spreads, or the yield difference between GNMAs and Treasuries, became very attractive during the reporting period. While interest rates rose, a large amount of corporate bonds and asset-backed bonds came to market. This raised the supply of bonds that offered yield advantages over Treasuries, negatively impacting these bonds' prices. Since yields rise when prices fall, the yield spread between Treasuries and mortgage-backed securities increased substantially.

The fund took advantage of these attractive yield spreads to add to its positions of GNMA pass-throughs. These were initially in the 6% to 6.5% coupon range, but the fund began to purchase pass-throughs in the 7% to 7.5% coupon range as interest rates rose. GNMA pass-throughs are guaranteed by the full faith and credit of the U.S. government, while providing income advantages relative to other U.S. government securities.



  DIVIDEND DISTRIBUTIONS
  Franklin U.S.Government Securities Fund
  10/1/98 - 9/30/99

                                                          DIVIDEND PER SHARE

MONTH                                             CLASS A               CLASS B(*)                CLASS C                  ADVISOR
-----                                             -------               ----------                -------                  -------
October                                          3.7 cents                    --                 3.38 cents               3.75 cents
November                                         3.7 cents                    --                 3.38 cents               3.75 cents
December                                         3.7 cents                    --                 3.38 cents               3.76 cents
January                                          3.7 cents              3.70 cents               3.38 cents               3.77 cents
February                                         3.7 cents              3.37 cents               3.38 cents               3.75 cents
March                                            3.7 cents              3.43 cents               3.39 cents               3.77 cents
April                                            3.7 cents              3.43 cents               3.39 cents               3.76 cents
May                                              3.7 cents              3.43 cents               3.39 cents               3.76 cents
June                                             3.7 cents              3.41 cents               3.41 cents               3.75 cents
July                                             3.7 cents              3.41 cents               3.41 cents               3.75 cents
August                                           3.5 cents              3.21 cents               3.21 cents               3.56 cents
September                                        3.5 cents              3.20 cents               3.20 cents               3.57 cents
                                                ----------             -----------              -----------              -----------
TOTAL                                           44.0 CENTS             30.59 CENTS              40.30 CENTS              44.70 CENTS

(*)January 1, 1999, the fund began offering Class B shares to investors. See the prospectus for details.

Going forward, we expect the Fed's interest-rate increases to slow the economy, which should eventually lead to a more stable interest-rate environment. Franklin U.S. Government Securities Fund, as an income fund, will continue to invest primarily in GNMA pass-through securities seeking to achieve its goal of providing high, current income while maintaining a relatively stable share price.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of September 30, 1999. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.



Sincerely,


/s/ Jack Lemein
-----------------------------
    Jack Lemein


/s/ Roger A. Bayston
-----------------------------
    Roger A. Bayston


/s/ T. Anthony Coffey
-----------------------------
    T. Anthony Coffey

Portfolio Management Team
Franklin U.S. Government Securities Fund


Yield Comparison
9/30/99

Franklin U.S. Government
Securities Fund -Class A
                                    6.10%

Ginnie Mae Funds Average(*)
                                    5.79%

One-Year CD(*)
                                    5.45%

Money Market Funds Average(*)
                                    4.62%

(*)Sources: Standard & Poor's Micropal; Lipper Inc. Franklin U.S. Government Securities Fund - Class A shares' yield, calculated as required by the SEC, is based on earnings of the fund's portfolio for the 30 days ended September 30, 1999. Money funds attempt to maintain a stable net asset value of $1.00 per share, while shares of Franklin U.S. Government Securities Fund will fluctuate with market conditions. CDs are insured by the FDIC for up to $100,000 and offer a fixed rate of return. Lipper averages do not include sales charges.

Franklin U.S.Government
Securities Fund

Class A (formerly Class I):

Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

Class B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

Class C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

PERFORMANCE SUMMARY AS OF 9/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

Price and Distribution Information

  Class A                                     Change        9/30/99      9/30/98
  -------                                     ------        -------      -------
  Net Asset Value                             -$0.37         $6.62        $6.99

                                              Distributions (10/1/98 - 9/30/99)
                                              ----------------------------------
Dividend Income                               $0.44

Class B                                       Change        9/30/99       1/1/99
-------                                       ------        -------       ------
Net Asset Value                               -$0.29         $6.62         $6.91

                                              Distributions (1/1/99 - 9/30/99)
                                              ----------------------------------
Dividend Income                               $0.3059

Class C                                       Change        9/30/99      9/30/98
-------                                       ------        -------      -------
Net Asset Value                               -$0.37         $6.60        $6.97

                                               Distributions (10/1/98 - 9/30/99)
                                               ---------------------------------
Dividend Income                                $0.403

Advisor Class                                  Change       9/30/99      9/30/98
-------------                                  ------       -------      -------
Net Asset Value                                -$0.37        $6.63        $7.00

                                               Distributions (10/1/98 - 9/30/99)
                                               ---------------------------------
Dividend Income                                $0.447


Past performance is not predictive of future results.


Performance

                                                                                                                           Inception
Class A                                                           1-Year            5-Year             10-Year             (5/31/70)
-------                                                           ------            ------             -------             ---------
Cumulative Total Return(1)                                        +1.05%            +44.01%            +108.95%             +710.70%
Average Annual Total Return(2)                                    -3.24%             +6.63%              +7.18%               +7.24%

Distribution Rate(3)                                                        6.08%
30-Day Standardized Yield(4)                                                6.10%

                                                                                                                           Inception
Class B                                                                                                                     (1/1/99)
-------                                                                                                                     --------
Cumulative Total Return(1)                                                                                                   +0.25%
Aggregate Total Return(2)                                                                                                    -3.58%

Distribution Rate(3)                                                        5.80%
30-Day Standardized Yield(4)                                                5.84%

                                                                                                                           Inception
Class C                                                                             1-Year          3-Year                  (5/1/95)
-------                                                                             ------          ------                 ---------
Cumulative Total Return(1)                                                           +0.50%         +18.67%                  +31.09%
Average Annual Total Return(2)                                                       -1.43%          +5.51%                   +6.07%

  Distribution Rate(3)                                                                5.76%
  30-Day Standardized Yield(4)                                                        5.78%

                                                                                                                           Inception
Advisor Class(5)                                                  1-Year            5-Year             10-Year             (5/31/70)
----------------                                                  ------            ------             -------             ---------
Cumulative Total Return(1)                                        +1.16%            +45.01%            +110.41%             +716.36%
Average Annual Total Return(2)                                    +1.16%             +7.72%              +7.72%               +7.42%

  Distribution Rate(3)                                                      6.46%

  30-Day Standardized Yield(4)                                              6.48%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s)for that class. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception, including the maximum sales charge.

3. Distribution rate is based on an annualization of the respective class's September monthly dividend and the maximum offering price (net asset value price for Class B and Advisor Class) per share on September 30, 1999.

4. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1999.

5. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a)For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b)for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +18.20% and +6.27% respectively.

Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

Franklin U.S.Government
Securities Fund

Average Annual Total Return
9/30/99

Class A
----------------------------------
1-Year                      -3.24%

5-Year                      +6.63%

10-Year                     +7.18%

Since Inception (5/31/70)   +7.24%

Aggregate Total Return
9/30/99

Class B
-----------------------------------
Since Inception (1/1/99)     -3.58%

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index differs from the fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.
The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.



       Class A (10/1/89 - 9/30/99)

This graph compares the performance of Franklin U.S. Government Securities Fund
- Class A, tracking the growth in value of a $10,000 investment, to that of the Lehman Brothers Intermediate U.S. Government Bond Index and CPI from 10/1/89-9/30/99.

                          Franklin U.S.                   Lehman Brothers          CPI*
                           Government                    Intermediate U.S.
                         Securities Fund -                Government Bond
                             Class A                           Index*
                      -------------------------------------------------------------------
      10/01/1989      $ 9,570                        $10,000                      $10,000
      10/31/1989      $ 9,721             2.10%      $10,210             0.48%    $10,048
      11/30/1989      $ 9,831             0.99%      $10,311             0.24%    $10,072
      12/31/1989      $ 9,913             0.29%      $10,341             0.16%    $10,088
      01/31/1990      $ 9,867            -0.62%      $10,277             1.03%    $10,192
      02/28/1990      $ 9,922             0.37%      $10,315             0.47%    $10,240
      03/31/1990      $ 9,949             0.12%      $10,327             0.55%    $10,296
      04/30/1990      $ 9,931            -0.34%      $10,292             0.16%    $10,313
      05/31/1990      $10,165             2.14%      $10,512             0.23%    $10,337
      06/30/1990      $10,279             1.31%      $10,650             0.54%    $10,392
      07/31/1990      $10,469             1.40%      $10,799             0.38%    $10,432
      08/31/1990      $10,447            -0.36%      $10,760             0.92%    $10,528
      09/30/1990      $10,518             0.89%      $10,856             0.84%    $10,616
      10/31/1990      $10,635             1.39%      $11,007             0.60%    $10,680
      11/30/1990      $10,831             1.51%      $11,173             0.22%    $10,703
      12/31/1990      $10,982             1.38%      $11,327             0.00%    $10,703
      01/31/1991      $11,133             1.03%      $11,444             0.60%    $10,768
      02/28/1991      $11,190             0.61%      $11,514             0.15%    $10,784
      03/31/1991      $11,280             0.55%      $11,577             0.15%    $10,800
      04/30/1991      $11,384             1.03%      $11,696             0.15%    $10,816
      05/31/1991      $11,488             0.56%      $11,762             0.30%    $10,849
      06/30/1991      $11,544             0.08%      $11,771             0.29%    $10,880
      07/31/1991      $11,717             1.08%      $11,899             0.15%    $10,896
      08/31/1991      $11,857             1.90%      $12,125             0.29%    $10,928
      09/30/1991      $12,032             1.70%      $12,331             0.44%    $10,976
      10/31/1991      $12,192             1.14%      $12,471             0.15%    $10,993
      11/30/1991      $12,262             1.17%      $12,617             0.29%    $11,024
      12/31/1991      $12,487             2.43%      $12,924             0.07%    $11,032
      01/31/1992      $12,403            -0.96%      $12,800             0.15%    $11,049
      02/29/1992      $12,492             0.31%      $12,839             0.36%    $11,089
      03/31/1992      $12,458            -0.40%      $12,788             0.51%    $11,145
      04/30/1992      $12,549             0.90%      $12,903             0.14%    $11,161
      05/31/1992      $12,739             1.49%      $13,095             0.14%    $11,176
      06/30/1992      $12,896             1.44%      $13,284             0.36%    $11,217
      07/31/1992      $13,016             1.92%      $13,539             0.21%    $11,240
      08/31/1992      $13,192             1.02%      $13,677             0.28%    $11,272
      09/30/1992      $13,296             1.38%      $13,866             0.28%    $11,303
      10/31/1992      $13,199            -1.20%      $13,699             0.35%    $11,343
      11/30/1992      $13,249            -0.41%      $13,643             0.14%    $11,359
      12/31/1992      $13,411             1.29%      $13,819            -0.07%    $11,351
      01/31/1993      $13,593             1.86%      $14,076             0.49%    $11,406
      02/28/1993      $13,739             1.47%      $14,283             0.35%    $11,446
      03/31/1993      $13,809             0.37%      $14,336             0.35%    $11,486
      04/30/1993      $13,880             0.78%      $14,448             0.28%    $11,518
      05/31/1993      $13,951            -0.27%      $14,409             0.14%    $11,534
      06/30/1993      $14,100             1.45%      $14,618             0.14%    $11,551
      07/31/1993      $14,172             0.20%      $14,647             0.00%    $11,551
      08/31/1993      $14,245             1.49%      $14,865             0.28%    $11,583
      09/30/1993      $14,253             0.41%      $14,926             0.21%    $11,607
      10/31/1993      $14,281             0.24%      $14,962             0.41%    $11,655
      11/30/1993      $14,229            -0.50%      $14,887             0.07%    $11,663
      12/31/1993      $14,338             0.41%      $14,948             0.00%    $11,663
      01/31/1994      $14,468             0.99%      $15,096             0.27%    $11,695
      02/28/1994      $14,334            -1.37%      $14,889             0.34%    $11,734
      03/31/1994      $13,931            -1.46%      $14,672             0.34%    $11,774
      04/30/1994      $13,837            -0.65%      $14,577             0.14%    $11,791
      05/31/1994      $13,846             0.07%      $14,587             0.07%    $11,799
      06/30/1994      $13,783             0.02%      $14,590             0.34%    $11,839
      07/31/1994      $14,035             1.31%      $14,781             0.27%    $11,871
      08/31/1994      $14,078             0.29%      $14,824             0.40%    $11,919
      09/30/1994      $13,886            -0.83%      $14,701             0.27%    $11,951
      10/31/1994      $13,843             0.02%      $14,704             0.07%    $11,959
      11/30/1994      $13,822            -0.45%      $14,638             0.13%    $11,975
      12/31/1994      $13,952             0.33%      $14,686             0.00%    $11,975
      01/31/1995      $14,236             1.63%      $14,925             0.40%    $12,022
      02/28/1995      $14,588             1.93%      $15,213             0.40%    $12,071
      03/31/1995      $14,655             0.55%      $15,297             0.33%    $12,110
      04/30/1995      $14,855             1.16%      $15,474             0.33%    $12,150
      05/31/1995      $15,350             2.82%      $15,911             0.20%    $12,175
      06/30/1995      $15,442             0.64%      $16,013             0.20%    $12,199
      07/31/1995      $15,467             0.05%      $16,021             0.00%    $12,199
      08/31/1995      $15,629             0.83%      $16,154             0.26%    $12,231
      09/30/1995      $15,769             0.67%      $16,262             0.20%    $12,255
      10/31/1995      $15,932             1.10%      $16,441             0.33%    $12,296
      11/30/1995      $16,097             1.22%      $16,641            -0.07%    $12,287
      12/31/1995      $16,286             0.99%      $16,806            -0.07%    $12,278
      01/31/1996      $16,383             0.84%      $16,947             0.59%    $12,351
      02/29/1996      $16,243            -1.06%      $16,768             0.32%    $12,390
      03/31/1996      $16,173            -0.46%      $16,690             0.52%    $12,455
      04/30/1996      $16,104            -0.29%      $16,642             0.39%    $12,503
      05/31/1996      $16,058            -0.05%      $16,634             0.19%    $12,527
      06/30/1996      $16,254             1.02%      $16,803             0.06%    $12,535
      07/31/1996      $16,305             0.31%      $16,855             0.19%    $12,559
      08/31/1996      $16,307             0.11%      $16,874             0.19%    $12,582
      09/30/1996      $16,581             1.29%      $17,092             0.32%    $12,623
      10/31/1996      $16,881             1.64%      $17,372             0.32%    $12,663
      11/30/1996      $17,133             1.21%      $17,582             0.19%    $12,687
      12/31/1996      $17,035            -0.54%      $17,487             0.00%    $12,687
      01/31/1997      $17,139             0.38%      $17,554             0.32%    $12,728
      02/28/1997      $17,192             0.16%      $17,582             0.31%    $12,767
      03/31/1997      $17,143            -0.57%      $17,482             0.25%    $12,799
      04/30/1997      $17,403             1.13%      $17,679             0.12%    $12,814
      05/31/1997      $17,555             0.78%      $17,817            -0.06%    $12,807
      06/30/1997      $17,761             0.86%      $17,970             0.12%    $12,822
      07/31/1997      $18,098             1.85%      $18,303             0.12%    $12,837
      08/31/1997      $18,044            -0.38%      $18,233             0.19%    $12,862
      09/30/1997      $18,253             1.09%      $18,432             0.25%    $12,894
      10/31/1997      $18,436             1.17%      $18,648             0.25%    $12,926
      11/30/1997      $18,460             0.22%      $18,689            -0.06%    $12,919
      12/31/1997      $18,646             0.81%      $18,840            -0.12%    $12,903
      01/31/1998      $18,833             1.30%      $19,085             0.19%    $12,928
      02/28/1998      $18,830            -0.11%      $19,064             0.19%    $12,952
      03/31/1998      $18,910             0.31%      $19,123             0.19%    $12,977
      04/30/1998      $19,045             0.48%      $19,215             0.18%    $13,000
      05/31/1998      $19,175             0.69%      $19,347             0.18%    $13,023
      06/30/1998      $19,250             0.67%      $19,477             0.12%    $13,039
      07/31/1998      $19,353             0.38%      $19,551             0.12%    $13,055
      08/31/1998      $19,542             1.89%      $19,920             0.12%    $13,070
      09/30/1998      $19,788             2.33%      $20,385             0.12%    $13,086
      10/31/1998      $19,694             0.17%      $20,419             0.24%    $13,117
      11/30/1998      $19,800            -0.31%      $20,356             0.00%    $13,117
      12/31/1998      $19,878             0.39%      $20,435            -0.06%    $13,110
      01/31/1999      $20,014             0.45%      $20,527             0.24%    $13,141
      02/28/1999      $19,889            -1.37%      $20,246             0.12%    $13,157
      03/31/1999      $19,997             0.66%      $20,380             0.30%    $13,196
      04/30/1999      $20,077             0.27%      $20,435             0.73%    $13,293
      05/31/1999      $19,920            -0.61%      $20,310             0.00%    $13,293
      06/30/1999      $19,822             0.14%      $20,339             0.00%    $13,293
      07/31/1999      $19,664             0.01%      $20,341             0.30%    $13,333
      08/31/1999      $19,679             0.14%      $20,369             0.24%    $13,365
      09/30/1999      $19,996             0.86%      $20,544             0.48%    $13,429

*Source: Standard and Poor's Micropal.


      Class B (1/1/99 - 9/30/99)

This graph compares the performance of Franklin U.S. Government Securities Fund
- Class B, tracking the growth in value of a $10,000 investment, to that of the Lehman Brothers Intermediate U.S. Government Bond Index from 1/1/99-9/30/99.

                         Franklin U.S. Government           Lehman Brothers           CPI*
                         Securities Fund - Class B          Intermediate U.S.
                                                          Government Bond Index*
                 ---------------------------------------------------------------------------
      01/01/1999        $10,000                           $10,000                    $10,000
      01/31/1999        $10,068              0.45%        $10,045           0.24%    $10,024
      02/28/1999         $9,986             -1.37%         $9,907           0.12%    $10,036
      03/31/1999        $10,051              0.66%         $9,973           0.30%    $10,066
      04/30/1999        $10,087              0.27%        $10,000           0.73%    $10,140
      05/31/1999        $10,005             -0.61%         $9,939           0.00%    $10,140
      06/30/1999         $9,936              0.14%         $9,953           0.00%    $10,140
      07/31/1999         $9,868              0.01%         $9,954           0.30%    $10,170
      08/31/1999         $9,856              0.14%         $9,968           0.24%    $10,194
      09/30/1999         $9,642              0.86%        $10,053           0.48%    $10,243

*Source: Standard and Poor's Micropal.

Past performance is not predictive of future results.

      Class C (5/1/95 - 9/30/99)

This graph compares the performance of Franklin U.S. Government Securities Fund
- Class C, tracking the growth in value of a $10,000 investment, to that of the Lehman Brothers Intermediate U.S. Government Bond Index and CPI from 5/1/95-9/30/99.

                        Franklin U.S. Government            Lehman Brothers          CPI*
                        Securities Fund - Class C          Intermediate U.S.
                                                         Government Bond Index*
                   -----------------------------------------------------------------------
      05/01/1995        $ 9,896                          $10,000                   $10,000
      05/31/1995        $10,194             2.82%        $10,282          0.20%    $10,020
      06/30/1995        $10,249             0.64%        $10,348          0.20%    $10,040
      07/31/1995        $10,260             0.05%        $10,353          0.00%    $10,040
      08/31/1995        $10,362             0.83%        $10,439          0.26%    $10,066
      09/30/1995        $10,454             0.67%        $10,509          0.20%    $10,086
      10/31/1995        $10,557             1.10%        $10,624          0.33%    $10,120
      11/30/1995        $10,661             1.22%        $10,754         -0.07%    $10,112
      12/31/1995        $10,780             0.99%        $10,861         -0.07%    $10,105
      01/31/1996        $10,853             0.84%        $10,952          0.59%    $10,165
      02/29/1996        $10,754            -1.06%        $10,836          0.32%    $10,198
      03/31/1996        $10,687            -0.46%        $10,786          0.52%    $10,251
      04/30/1996        $10,652            -0.29%        $10,755          0.39%    $10,291
      05/31/1996        $10,616            -0.05%        $10,749          0.19%    $10,310
      06/30/1996        $10,725             1.02%        $10,859          0.06%    $10,316
      07/31/1996        $10,754             0.31%        $10,892          0.19%    $10,336
      08/31/1996        $10,766             0.11%        $10,904          0.19%    $10,356
      09/30/1996        $10,930             1.29%        $11,045          0.32%    $10,389
      10/31/1996        $11,123             1.64%        $11,226          0.32%    $10,422
      11/30/1996        $11,301             1.21%        $11,362          0.19%    $10,442
      12/31/1996        $11,214            -0.54%        $11,301          0.00%    $10,442
      01/31/1997        $11,294             0.38%        $11,344          0.32%    $10,475
      02/28/1997        $11,307             0.16%        $11,362          0.31%    $10,508
      03/31/1997        $11,269            -0.57%        $11,297          0.25%    $10,534
      04/30/1997        $11,434             1.13%        $11,425          0.12%    $10,547
      05/31/1997        $11,546             0.78%        $11,514         -0.06%    $10,540
      06/30/1997        $11,675             0.86%        $11,613          0.12%    $10,553
      07/31/1997        $11,892             1.85%        $11,828          0.12%    $10,565
      08/31/1997        $11,833            -0.38%        $11,783          0.19%    $10,586
      09/30/1997        $11,966             1.09%        $11,911          0.25%    $10,612
      10/31/1997        $12,081             1.17%        $12,051          0.25%    $10,639
      11/30/1997        $12,091             0.22%        $12,077         -0.06%    $10,632
      12/31/1997        $12,208             0.81%        $12,175         -0.12%    $10,619
      01/31/1998        $12,324             1.30%        $12,333          0.19%    $10,640
      02/28/1998        $12,317            -0.11%        $12,320          0.19%    $10,660
      03/31/1998        $12,363             0.31%        $12,358          0.19%    $10,680
      04/30/1998        $12,446             0.48%        $12,417          0.18%    $10,699
      05/31/1998        $12,526             0.69%        $12,503          0.18%    $10,719
      06/30/1998        $12,569             0.67%        $12,587          0.12%    $10,731
      07/31/1998        $12,632             0.38%        $12,634          0.12%    $10,744
      08/31/1998        $12,749             1.89%        $12,873          0.12%    $10,757
      09/30/1998        $12,905             2.33%        $13,173          0.12%    $10,770
      10/31/1998        $12,819             0.17%        $13,196          0.24%    $10,796
      11/30/1998        $12,901            -0.31%        $13,155          0.00%    $10,796
      12/31/1998        $12,946             0.39%        $13,206         -0.06%    $10,789
      01/31/1999        $13,028             0.45%        $13,265          0.24%    $10,815
      02/28/1999        $12,941            -1.37%        $13,084          0.12%    $10,828
      03/31/1999        $13,006             0.66%        $13,170          0.30%    $10,861
      04/30/1999        $13,051             0.27%        $13,206          0.73%    $10,940
      05/31/1999        $12,943            -0.61%        $13,125          0.00%    $10,940
      06/30/1999        $12,874             0.14%        $13,143          0.00%    $10,940
      07/31/1999        $12,765             0.01%        $13,145          0.30%    $10,973
      08/31/1999        $12,770             0.14%        $13,163          0.24%    $10,999
      09/30/1999        $12,972             0.86%        $13,276          0.48%    $11,052

*Source: Standard and Poor's Micropal.



      Advisor Class(**) (10/1/89 - 9/30/99)

This graph compares the performance of Franklin U.S. Government Securities Fund
- Advisor Class, tracking the growth in value of a $10,000 investment, to that of the Lehman Brothers Intermediate U.S. Government Bond Index and CPI from 10/1/89-9/30/99.

                                     Franklin U.S.             Lehman Brothers          CPI*
                                      Government              Intermediate U.S.
                                   Securities Fund -           Government Bond
                                    Advisor Class**                 Index*
                            ------------------------------------------------------------------
      10/01/1989                 $10,000                    $10,000                    $10,000
      10/31/1989      1.58%      $10,158         2.10%      $10,210         0.48%      $10,048
      11/30/1989      1.13%      $10,273         0.99%      $10,311         0.24%      $10,072
      12/31/1989      0.84%      $10,359         0.29%      $10,341         0.16%      $10,088
      01/31/1990     -0.46%      $10,311        -0.62%      $10,277         1.03%      $10,192
      02/28/1990      0.56%      $10,369         0.37%      $10,315         0.47%      $10,240
      03/31/1990      0.27%      $10,397         0.12%      $10,327         0.55%      $10,296
      04/30/1990     -0.18%      $10,378        -0.34%      $10,292         0.16%      $10,313
      05/31/1990      2.36%      $10,623         2.14%      $10,512         0.23%      $10,337
      06/30/1990      1.11%      $10,741         1.31%      $10,650         0.54%      $10,392
      07/31/1990      1.85%      $10,940         1.40%      $10,799         0.38%      $10,432
      08/31/1990     -0.20%      $10,918        -0.36%      $10,760         0.92%      $10,528
      09/30/1990      0.67%      $10,991         0.89%      $10,856         0.84%      $10,616
      10/31/1990      1.11%      $11,113         1.39%      $11,007         0.60%      $10,680
      11/30/1990      1.85%      $11,319         1.51%      $11,173         0.22%      $10,703
      12/31/1990      1.39%      $11,476         1.38%      $11,327         0.00%      $10,703
      01/31/1991      1.38%      $11,635         1.03%      $11,444         0.60%      $10,768
      02/28/1991      0.51%      $11,694         0.61%      $11,514         0.15%      $10,784
      03/31/1991      0.81%      $11,789         0.55%      $11,577         0.15%      $10,800
      04/30/1991      0.92%      $11,897         1.03%      $11,696         0.15%      $10,816
      05/31/1991      0.92%      $12,007         0.56%      $11,762         0.30%      $10,849
      06/30/1991      0.49%      $12,065         0.08%      $11,771         0.29%      $10,880
      07/31/1991      1.49%      $12,245         1.08%      $11,899         0.15%      $10,896
      08/31/1991      1.20%      $12,392         1.90%      $12,125         0.29%      $10,928
      09/30/1991      1.48%      $12,576         1.70%      $12,331         0.44%      $10,976
      10/31/1991      1.33%      $12,743         1.14%      $12,471         0.15%      $10,993
      11/30/1991      0.58%      $12,817         1.17%      $12,617         0.29%      $11,024
      12/31/1991      1.84%      $13,052         2.43%      $12,924         0.07%      $11,032
      01/31/1992     -0.68%      $12,964        -0.96%      $12,800         0.15%      $11,049
      02/29/1992      0.72%      $13,057         0.31%      $12,839         0.36%      $11,089
      03/31/1992     -0.26%      $13,023        -0.40%      $12,788         0.51%      $11,145
      04/30/1992      0.72%      $13,117         0.90%      $12,903         0.14%      $11,161
      05/31/1992      1.52%      $13,316         1.49%      $13,095         0.14%      $11,176
      06/30/1992      1.23%      $13,480         1.44%      $13,284         0.36%      $11,217
      07/31/1992      0.93%      $13,605         1.92%      $13,539         0.21%      $11,240
      08/31/1992      1.35%      $13,789         1.02%      $13,677         0.28%      $11,272
      09/30/1992      0.79%      $13,898         1.38%      $13,866         0.28%      $11,303
      10/31/1992     -0.74%      $13,795        -1.20%      $13,699         0.35%      $11,343
      11/30/1992      0.38%      $13,848        -0.41%      $13,643         0.14%      $11,359
      12/31/1992      1.22%      $14,017         1.29%      $13,819        -0.07%      $11,351
      01/31/1993      1.36%      $14,207         1.86%      $14,076         0.49%      $11,406
      02/28/1993      1.07%      $14,359         1.47%      $14,283         0.35%      $11,446
      03/31/1993      0.51%      $14,432         0.37%      $14,336         0.35%      $11,486
      04/30/1993      0.51%      $14,506         0.78%      $14,448         0.28%      $11,518
      05/31/1993      0.51%      $14,580        -0.27%      $14,409         0.14%      $11,534
      06/30/1993      1.07%      $14,736         1.45%      $14,618         0.14%      $11,551
      07/31/1993      0.51%      $14,811         0.20%      $14,647         0.00%      $11,551
      08/31/1993      0.51%      $14,887         1.49%      $14,865         0.28%      $11,583
      09/30/1993      0.06%      $14,896         0.41%      $14,926         0.21%      $11,607
      10/31/1993      0.20%      $14,925         0.24%      $14,962         0.41%      $11,655
      11/30/1993     -0.36%      $14,872        -0.50%      $14,887         0.07%      $11,663
      12/31/1993      0.76%      $14,985         0.41%      $14,948         0.00%      $11,663
      01/31/1994      0.91%      $15,121         0.99%      $15,096         0.27%      $11,695
      02/28/1994     -0.93%      $14,980        -1.37%      $14,889         0.34%      $11,734
      03/31/1994     -2.81%      $14,560        -1.46%      $14,672         0.34%      $11,774
      04/30/1994     -0.67%      $14,462        -0.65%      $14,577         0.14%      $11,791
      05/31/1994      0.06%      $14,471         0.07%      $14,587         0.07%      $11,799
      06/30/1994     -0.46%      $14,404         0.02%      $14,590         0.34%      $11,839
      07/31/1994      1.83%      $14,668         1.31%      $14,781         0.27%      $11,871
      08/31/1994      0.30%      $14,712         0.29%      $14,824         0.40%      $11,919
      09/30/1994     -1.36%      $14,512        -0.83%      $14,701         0.27%      $11,951
      10/31/1994     -0.31%      $14,467         0.02%      $14,704         0.07%      $11,959
      11/30/1994     -0.15%      $14,445        -0.45%      $14,638         0.13%      $11,975
      12/31/1994      0.94%      $14,581         0.33%      $14,686         0.00%      $11,975
      01/31/1995      2.04%      $14,878         1.63%      $14,925         0.40%      $12,022
      02/28/1995      2.47%      $15,246         1.93%      $15,213         0.40%      $12,071
      03/31/1995      0.45%      $15,314         0.55%      $15,297         0.33%      $12,110
      04/30/1995      1.37%      $15,524         1.16%      $15,474         0.33%      $12,150
      05/31/1995      3.33%      $16,041         2.82%      $15,911         0.20%      $12,175
      06/30/1995      0.60%      $16,137         0.64%      $16,013         0.20%      $12,199
      07/31/1995      0.16%      $16,163         0.05%      $16,021         0.00%      $12,199
      08/31/1995      1.05%      $16,333         0.83%      $16,154         0.26%      $12,231
      09/30/1995      0.89%      $16,478         0.67%      $16,262         0.20%      $12,255
      10/31/1995      1.04%      $16,649         1.10%      $16,441         0.33%      $12,296
      11/30/1995      1.03%      $16,821         1.22%      $16,641        -0.07%      $12,287
      12/31/1995      1.17%      $17,018         0.99%      $16,806        -0.07%      $12,278
      01/31/1996      0.59%      $17,118         0.84%      $16,947         0.59%      $12,351
      02/29/1996     -0.85%      $16,973        -1.06%      $16,768         0.32%      $12,390
      03/31/1996     -0.43%      $16,900        -0.46%      $16,690         0.52%      $12,455
      04/30/1996     -0.43%      $16,827        -0.29%      $16,642         0.39%      $12,503
      05/31/1996     -0.28%      $16,780        -0.05%      $16,634         0.19%      $12,527
      06/30/1996      1.22%      $16,985         1.02%      $16,803         0.06%      $12,535
      07/31/1996      0.31%      $17,037         0.31%      $16,855         0.19%      $12,559
      08/31/1996      0.01%      $17,039         0.11%      $16,874         0.19%      $12,582
      09/30/1996      1.68%      $17,325         1.29%      $17,092         0.32%      $12,623
      10/31/1996      1.81%      $17,639         1.64%      $17,372         0.32%      $12,663
      11/30/1996      1.49%      $17,902         1.21%      $17,582         0.19%      $12,687
      12/31/1996     -0.57%      $17,800        -0.54%      $17,487         0.00%      $12,687
      01/31/1997      1.06%      $17,988         0.38%      $17,554         0.32%      $12,728
      02/28/1997      0.17%      $18,019         0.16%      $17,582         0.31%      $12,767
      03/31/1997     -0.28%      $17,968        -0.57%      $17,482         0.25%      $12,799
      04/30/1997      1.67%      $18,268         1.13%      $17,679         0.12%      $12,814
      05/31/1997      0.88%      $18,429         0.78%      $17,817        -0.06%      $12,807
      06/30/1997      1.18%      $18,647         0.86%      $17,970         0.12%      $12,822
      07/31/1997      1.91%      $19,003         1.85%      $18,303         0.12%      $12,837
      08/31/1997     -0.44%      $18,919        -0.38%      $18,233         0.19%      $12,862
      09/30/1997      1.31%      $19,167         1.09%      $18,432         0.25%      $12,894
      10/31/1997      0.87%      $19,334         1.17%      $18,648         0.25%      $12,926
      11/30/1997      0.28%      $19,388         0.22%      $18,689        -0.06%      $12,919
      12/31/1997      1.01%      $19,584         0.81%      $18,840        -0.12%      $12,903
      01/31/1998      0.86%      $19,752         1.30%      $19,085         0.19%      $12,928
      02/28/1998      0.14%      $19,780        -0.11%      $19,064         0.19%      $12,952
      03/31/1998      0.43%      $19,865         0.31%      $19,123         0.19%      $12,977
      04/30/1998      0.58%      $19,980         0.48%      $19,215         0.18%      $13,000
      05/31/1998      0.84%      $20,148         0.69%      $19,347         0.18%      $13,023
      06/30/1998      0.40%      $20,229         0.67%      $19,477         0.12%      $13,039
      07/31/1998      0.40%      $20,309         0.38%      $19,551         0.12%      $13,055
      08/31/1998      0.98%      $20,509         1.89%      $19,920         0.12%      $13,070
      09/30/1998      1.41%      $20,798         2.33%      $20,385         0.12%      $13,086
      10/31/1998     -0.61%      $20,671         0.17%      $20,419         0.24%      $13,117
      11/30/1998      0.69%      $20,813        -0.31%      $20,356         0.00%      $13,117
      12/31/1998      0.40%      $20,897         0.39%      $20,435        -0.06%      $13,110
      01/31/1999      0.69%      $21,041         0.45%      $20,527         0.24%      $13,141
      02/28/1999     -0.76%      $20,881        -1.37%      $20,246         0.12%      $13,157
      03/31/1999      0.56%      $20,998         0.66%      $20,380         0.30%      $13,196
      04/30/1999      0.55%      $21,113         0.27%      $20,435         0.73%      $13,293
      05/31/1999     -0.77%      $20,951        -0.61%      $20,310         0.00%      $13,293
      06/30/1999     -0.63%      $20,819         0.14%      $20,339         0.00%      $13,293
      07/31/1999     -0.64%      $20,686         0.01%      $20,341         0.30%      $13,333
      08/31/1999     -0.07%      $20,671         0.14%      $20,369         0.24%      $13,365
      09/30/1999      1.78%      $21,041         0.86%      $20,544         0.48%      $13,429



(*)Source: Standard and Poor's Micropal.

(**)On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class.



Past performance is not predictive of future results.

FUND CATEGORY

                                [PYRAMID GRAPH]


FRANKLIN UTILITIES FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Utilities Fund seeks both capital appreciation and current income from a portfolio of public utility industry securities.
--------------------------------------------------------------------------------

During the year under review, the electric utilities industry as a whole remained in a period of transformation, as deregulation, which would create competition for the first time, forced companies to redefine themselves. As with the telephone and gas industries before it, we anticipate that electric industry deregulation will lead to a higher industry growth rate. However, the traditional forces affecting this industry's equity performance overshadowed deregulation's near-term accomplishments. During the 12 months under review, interest rates had the most impact on electric companies' stocks. Long-term interest rates rose significantly, as evidenced by the 116 basis point increase in the 30-year Treasury bond yield, from 4.90% on October 1, 1998, to 6.06% at the end of the reporting period. This is an unusually large increase in such a short time. The interest rate rise had a negative effect on the stock prices of many of the utility companies held by the fund, and the fund's Class A shares produced a cumulative total return of -8.54% for the one-year period ended September 30, 1999.(1)

1. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions and does not include the sales charge.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 65 of this report.

The fund's sector weightings did not change significantly over the past year, as utility stocks made up 72% of the fund's total net assets on September 30, 1999. However, during the period we continued to reposition the fund seeking to take advantage of two, key developing industry themes. First, we invested in companies located in states where legislatures have crafted favorable transitional plans to the pending industry deregulation, and second, we invested in companies achieving above-average earnings growth through unregulated business activities.

So far, 1999 has been the most active year for the passage of retail competition legislation, as Arkansas, Maryland, New Jersey, Ohio, Texas and Virginia passed such laws. With a portion of the regulatory umbrella removed, individual managements are more inclined to improve their equity returns, become more efficient and pursue innovative investment ideas. Virginia based Dominion Resources Inc., one the fund's five largest positions, is an example of how beneficial legislation can impact individual electric companies. In late March, the Virginia Governor signed into law legislation that provided a favorable transition to competition. Since then, through September 30, 1999, Dominion's stock price outperformed the S&P Electric Utilities Index by 23.9%. Other large portfolio positions that we feel will benefit from their states' deregulation plans include PG&E Corp., Sempra Energy, Unicom Corp., Texas Utilities Co., PECO Energy Co. and Edison International.

PORTFOLIO BREAKDOWN
FRANKLIN UTILITIES FUND
BASED ON TOTAL NET ASSETS
9/30/99

                                  [PIE CHART]

                                                                                                                         33
Utilities Stocks                        72.0%
Utilities Bonds                         13.8%
Convertible Securities                   9.3%
Short-Term Obligations & Other Assets    4.9%

TOP 10 HOLDINGS
FRANKLIN UTILITIES FUND
9/30/99

                                                                      % OF TOTAL
COMPANY                                                                 NET ASSETS
----------------------------------------------------------------------------------
Southern Co.                                                              4.44%

Duke Energy Corp.                                                         4.37%

FPL Group Inc.                                                            4.34%

Edison International                                                      4.18%

Dominion Resources Inc.                                                   4.04%

Sempra Energy                                                             3.23%

PG&E Energy Co.                                                           2.78%

PECO Energy Co.                                                           2.55%

Unicom Corp.                                                              2.48%

Entergy Corp.                                                             2.29%

Diversification can be a key performance driver for any company, but it is particularly relevant to electric utilities, which often have difficulty achieving significant valuation premiums to their peers based solely on the core electric business. In last year's annual report, we highlighted Montana Power Co., which we first began acquiring in the beginning of 1998, for its outstanding diversification strategy. Montana Power remains one of the fund's core holdings and was one of the best-performing electric utility companies in the U.S. for the year ended September 30, 1999. We are pleased with Montana Power's success and are actively searching for other companies with "hidden value" among unregulated investments. Other holdings that we feel have potential include PG&E, Conectiv Inc., PECO Energy, CMS Energy Corp., Northern States Power Co., Edison International and Kansas City Power & Light Co.

Electric utility companies as a whole remain very cheap on a relative valuation basis. At the end of the fund's fiscal year, the S&P Electric Utilities Index was trading at 48% of the relative value of the Standard & Poor's 500 (S&P 500) Index, based on a price/earnings ratio of projected 1999 earnings -- at the lower end of its five-year range of 45% to 120%. Furthermore, analyst expectations for the electric utilities industry's earnings growth rate over the next five years have been trending upward. Recently, projections were as high as 5%, considered solid growth for the industry. Because of the improving electric company fundamentals, we are optimistic for the fund's performance over the next year.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of September 30, 1999. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

Sincerely,


/s/ Sally Edwards Haff
---------------------------
Sally Edwards Haff
Portfolio Manager
Franklin Utilities Fund

PERFORMANCE SUMMARY AS OF 9/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                     CHANGE            9/30/99    9/30/98
--------------------------------------------------------------------------------
Net Asset Value                             -$1.77             $9.59      $11.36

                                            DISTRIBUTIONS (10/1/98 - 9/30/99)
                                            -----------------------------------
Dividend Income                             $0.5240
Long-Term Capital Gain                      $0.3307
      TOTAL                                 $0.8547

CLASS B                                     CHANGE          9/30/99     1/1/99
--------------------------------------------------------------------------------
Net Asset Value                             -$1.47           $9.59      $11.08

                                            DISTRIBUTIONS   (1/1/99 - 9/30/99)
                                            -----------------------------------
Dividend Income                             $0.3558


CLASS C                                     CHANGE          9/30/99    9/30/98
--------------------------------------------------------------------------------
Net Asset Value                             -$1.77          $9.58      $11.35

                                            DISTRIBUTIONS   (10/1/98 - 9/30/99)
                                            -----------------------------------
Dividend Income                             $0.4641
Long-Term Capital Gain                      $0.3307
      TOTAL                                 $0.7948

ADVISOR CLASS                               CHANGE           9/30/99    9/30/98
--------------------------------------------------------------------------------
Net Asset Value                             -$1.78           $9.61      $11.39

                                            DISTRIBUTIONS   (10/1/98 - 9/30/99)
                                            -----------------------------------
Dividend Income                             $0.5385
Long-Term Capital Gain                      $0.3307
      TOTAL                                 $0.8692


Franklin Utilities Fund paid distributions derived from long-term capital gains of 33.07 cents ($0.3307) per share in December 1998. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

FRANKLIN UTILITIES FUND

CLASS A (formerly Class I):

Subject to the current, maximum 4.25% initial sales charge. Prior to July 1,1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1,1994, the fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

Past performance is not predictive of future results.

PERFORMANCE

                                                                              INCEPTION
CLASS A                            1-YEAR           5-YEAR      10-YEAR      (9/30/48)
-----------------------------------------------------------------------------------------
Cumulative Total Return(1)         -8.54            +66.55%     +135.91%    +13,009.92%
Average Annual Total Return(2)     -12.40%           +9.78%       +8.49%         +9.94%
Value of $10,000 Investment(3)     $8,760          $15,946      $22,587     $1,252,984

Distribution Rate(4)                        5.23%
30-Day Standardized Yield(5)                4.66%



                               9/30/95    9/30/96    9/30/97    9/30/98    9/30/99
----------------------------------------------------------------------------------
ONE-YEAR TOTAL RETURN(6)       +24.19%    +5.94%     +13.72%    +21.71%    -8.54%

                                                                      INCEPTION
CLASS B                                                                (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                             -10.37%
Aggregate Total Return(2)                                              -13.83%
Value of $10,000 Investment(3)                                         $8,617

Distribution Rate(4)                            4.92%
30-Day Standardized Yield(5)                    4.34%

                                                                      INCEPTION
CLASS C                                         1-YEAR     3-YEAR      (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      -9.06%    +24.65%     +48.47%
Average Annual Total Return(2)                 -10.77%     +7.26%      +9.11%
Value of $10,000 Investment(3)                 $8,923     $12,338      $14,698

Distribution Rate(4)                  4.87%
30-Day Standardized Yield(5)          4.30%

                                       9/30/96    9/30/97    9/30/98    9/30/99
--------------------------------------------------------------------------------
ONE-YEAR TOTAL RETURN(6)               +5.39%     +13.06%    +21.24%    -9.06%


                                                                        INCEPTION
ADVISOR CLASS(7)                   1-YEAR          5-YEAR     10-YEAR    (9/30/48)
----------------------------------------------------------------------------------
Cumulative Total Return(1)         -8.48%         +68.90%    +139.24%    +13,195.10%
Average Annual Total Return(2)     -8.48%         +11.05%      +9.11%        +10.06%
Value of $10,000 Investment(3)    $9,152         $16,890     $23,924     $1,329,510

Distribution Rate(4)                      5.61%
30-Day Standardized Yield(5)              5.01%


                                    9/30/95    9/30/96    9/30/97    9/30/98    9/30/99
---------------------------------------------------------------------------------------
One-Year Total Return(6)            +24.19%    +5.94%     +13.83%    +22.20%     -8.48%



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Distribution rate is based on an annualization of the respective class's September monthly dividend and the maximum offering price (net asset value price for Class B and Advisor Class) per share on September 30, 1999.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1999.

6. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

7. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +22.58% and +7.69% respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

FRANKLIN UTILITIES FUND

AVERAGE ANNUAL TOTAL RETURN
9/30/99

CLASS A
--------------------------------------------------------------------------------
1-Year                                                                -12.40%

5-Year                                                                 +9.78%

10-Year                                                                +8.49%

Since Inception (9/30/48)                                              +9.94%

AGGREGATE TOTAL RETURN
9/30/99

CLASS B
--------------------------------------------------------------------------------
Since Inception (1/1/99)                                              -13.83%

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index differs from the fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.


CLASS A (10/1/89 - 9/30/99)

This graph compares the performance of Franklin Utilities Fund - Class A, tracking the growth in value of a $10,000 investment, to that of the S&P 500 Index from 10/1/89-9/30/99.

      Date               Franklin            S&P 500*          S&P 500
                     Utilities Fund -                            $T
                         Class A
--------------------------------------------------------------------------
   10/01/1989           $ 9,574              $10,000
   10/31/1989           $ 9,693              $ 9,768            -2.32%
   11/30/1989           $ 9,976              $ 9,967            2.04%
   12/31/1989           $10,466              $10,206            2.40%
   01/31/1990           $ 9,972              $ 9,522            -6.71%
   02/28/1990           $10,032              $ 9,644            1.29%
   03/31/1990           $ 9,952              $ 9,900            2.65%
   04/30/1990           $ 9,499              $ 9,654            -2.49%
   05/31/1990           $ 9,977              $10,595            9.75%
   06/30/1990           $10,057              $10,524            -0.67%
   07/31/1990           $10,144              $10,490            -0.32%
   08/31/1990           $ 9,558              $ 9,542             9.04%
   09/30/1990           $ 9,512              $ 9,077            -4.87%
   10/31/1990           $10,174              $ 9,038            -0.43%
   11/30/1990           $10,365              $ 9,622            6.46%
   12/31/1990           $10,506              $ 9,890            2.79%
   01/31/1991           $10,402              $10,322            4.36%
   02/28/1991           $10,791              $11,060            7.15%
   03/31/1991           $10,945              $11,327            2.42%
   04/30/1991           $11,037              $11,354            0.24%
   05/31/1991           $10,998              $11,844            4.31%
   06/30/1991           $10,913              $11,301            -4.58%
   07/31/1991           $11,315              $11,828            4.66%
   08/31/1991           $11,611              $12,108            2.37%
   09/30/1991           $12,034              $11,906            -1.67%
   10/31/1991           $12,185              $12,066            1.34%
   11/30/1991           $12,444              $11,579            -4.03%
   12/31/1991           $13,046              $12,904            11.44%
   01/31/1992           $12,519              $12,664            -1.86%
   02/29/1992           $12,491              $12,827            1.29%
   03/31/1992           $12,435              $12,577            -1.95%
   04/30/1992           $12,745              $12,947            2.94%
   05/31/1992           $13,069              $13,011            0.49%
   06/30/1992           $13,238              $12,817            -1.49%
   07/31/1992           $13,940              $13,341            4.09%
   08/31/1992           $13,897              $13,067            -2.05%
   09/30/1992           $13,981              $13,220            1.17%
   10/31/1992           $13,835              $13,265            0.34%
   11/30/1992           $13,850              $13,716            3.40%
   12/31/1992           $14,231              $13,885            1.23%
   01/31/1993           $14,496              $14,002            0.84%
   02/28/1993           $15,277              $14,192            1.36%
   03/31/1993           $15,393              $14,491            2.11%
   04/30/1993           $15,393              $14,141            -2.42%
   05/31/1993           $15,378              $14,518            2.67%
   06/30/1993           $15,752              $14,560            0.29%
   07/31/1993           $16,085              $14,502            -0.40%
   08/31/1993           $16,570              $15,052            3.79%
   09/30/1993           $16,509              $14,936            -0.77%
   10/31/1993           $16,417              $15,245            2.07%
   11/30/1993           $15,667              $15,100            -0.95%
   12/31/1993           $15,871              $15,283            1.21%
   01/31/1994           $15,559              $15,803            3.40%
   02/28/1994           $14,796              $15,374            -2.71%
   03/31/1994           $14,291              $14,704            -4.36%
   04/30/1994           $14,497              $14,892            1.28%
   05/31/1994           $13,691              $15,136            1.64%
   06/30/1994           $13,242              $14,766            -2.45%
   07/31/1994           $13,835              $15,250            3.28%
   08/31/1994           $13,915              $15,875            4.10%
   09/30/1994           $13,562              $15,488            -2.44%
   10/31/1994           $13,806              $15,836            2.25%
   11/30/1994           $13,969              $15,260            -3.64%
   12/31/1994           $14,016              $15,486            1.48%
   01/31/1995           $14,843              $15,887            2.59%
   02/28/1995           $14,826              $16,506            3.90%
   03/31/1995           $14,613              $16,993            2.95%
   04/30/1995           $14,932              $17,493            2.94%
   05/31/1995           $15,788              $18,193            4.00%
   06/30/1995           $15,790              $18,615            2.32%
   07/31/1995           $15,739              $19,233            3.32%
   08/31/1995           $15,978              $19,281            0.25%
   09/30/1995           $16,843              $20,094            4.22%
   10/31/1995           $17,188              $20,022            -0.36%
   11/30/1995           $17,465              $20,901            4.39%
   12/31/1995           $18,315              $21,304            1.93%
   01/31/1996           $18,615              $22,029            3.40%
   02/29/1996           $18,139              $22,234            0.93%
   03/31/1996           $18,122              $22,447            0.96%
   04/30/1996           $17,515              $22,777            1.47%
   05/31/1996           $17,711              $23,365            2.58%
   06/30/1996           $18,655              $23,453            0.38%
   07/31/1996           $17,624              $22,417            -4.42%
   08/31/1996           $17,877              $22,890            2.11%
   09/30/1996           $17,844              $24,179            5.63%
   10/31/1996           $18,431              $24,846            2.76%
   11/30/1996           $18,687              $26,724            7.56%
   12/31/1996           $18,687              $26,195            -1.98%
   01/31/1997           $18,784              $27,832            6.25%
   02/28/1997           $18,939              $28,049            0.78%
   03/31/1997           $18,410              $26,897            -4.11%
   04/30/1997           $18,272              $28,502            5.97%
   05/31/1997           $18,843              $30,238            6.09%
   06/30/1997           $19,464              $31,593            4.48%
   07/31/1997           $19,922              $34,107            7.96%
   08/31/1997           $19,483              $32,197            -5.60%
   09/30/1997           $20,292              $33,962            5.48%
   10/31/1997           $20,393              $32,828            -3.34%
   11/30/1997           $21,747              $34,347            4.63%
   12/31/1997           $23,340              $34,938            1.72%
   01/31/1998           $22,439              $35,326            1.11%
   02/28/1998           $22,795              $37,873            7.21%
   03/31/1998           $24,219              $39,812            5.12%
   04/30/1998           $23,349              $40,214            1.01%
   05/31/1998           $23,052              $39,523            -1.72%
   06/30/1998           $23,606              $41,127            4.06%
   07/31/1998           $22,747              $40,687            -1.07%
   08/31/1998           $23,520              $34,804           -14.46%
   09/30/1998           $24,697              $37,035            6.41%
   10/31/1998           $24,240              $40,046            8.13%
   11/30/1998           $24,501              $42,472            6.06%
   12/31/1998           $25,107              $44,919            5.76%
   01/31/1999           $23,771              $46,796            4.18%
   02/28/1999           $22,638              $45,341            -3.11%
   03/31/1999           $22,251              $47,155            4.00%
   04/30/1999           $23,651              $48,980            3.87%
   05/31/1999           $24,731              $47,824            -2.36%
   06/30/1999           $23,853              $50,478            5.55%
   07/31/1999           $23,504              $48,903            -3.12%
   08/31/1999           $23,457              $48,658            -0.50%
   09/30/1999           $22,587              $47,325            -2.74%

*Source: Standard and Poor's Micropal.


CLASS B (1/1/99 - 9/30/99)

This graph compares the performance of Franklin Utilities Fund - Class B, tracking the growth in value of a $10,000 investment, to that of the S&P 500 Index from 1/1/99-9/30/99.

      Date              Franklin          S&P 500*      S&P 500
                     Utilities Fund                       $T
                       - Class A
---------------------------------------------------------------------
   01/01/1999            $10,000          $10,000
   01/31/1999            $9,468           $10,418         4.18%
   02/28/1999            $9,016           $10,094        -3.11%
   03/31/1999            $8,859           $10,498         4.00%
   04/30/1999            $9,416           $10,904         3.87%
   05/31/1999            $9,845           $10,647        -2.36%
   06/30/1999            $9,487           $11,238         5.55%
   07/31/1999            $9,339           $10,887        -3.12%
   08/31/1999            $9,321           $10,833        -0.50%
   09/30/1999            $8,617           $10,536        -2.74%

*Source: Standard and Poor's Micropal.



                      Past performance is not predictive of future results.


AVERAGE ANNUAL TOTAL RETURN
9/30/99

CLASS C
--------------------------------------------------------------------------------
1-Year                                                                 -10.77%

3-Year                                                                  +7.26%

Since Inception (5/1/95)                                                +9.11%



AVERAGE ANNUAL TOTAL RETURN
9/30/99

ADVISOR CLASS(**)
--------------------------------------------------------------------------------
1-Year                                                                   -8.48%

5-Year                                                                  +11.05%

10-Year                                                                  +9.11%

Since Inception (9/30/48)                                               +10.06%



(*)Source: Standard and Poor's Micropal.

(**)On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class.




       CLASS C (5/1/95 - 9/30/99)


This graph compares the performance of Franklin Utilities Fund - Class C, tracking the growth in value of a $10,000 investment, to that of the S&P 500 Index from 5/1/95-9/30/99.

      Date              Franklin           S&P 500*         S&P 500
                    Utilities Fund -                          $T
                        Class C
---------------------------------------------------------------------
   05/01/1995          $ 9,899             $10,000
   05/31/1995          $10,492             $10,400           4.00%
   06/30/1995          $10,500             $10,641           2.32%
   07/31/1995          $10,454             $10,995           3.32%
   08/31/1995          $10,613             $11,022           0.25%
   09/30/1995          $11,188             $11,487           4.22%
   10/31/1995          $11,406             $11,446          -0.36%
   11/30/1995          $11,578             $11,948           4.39%
   12/31/1995          $12,150             $12,179           1.93%
   01/31/1996          $12,325             $12,593           3.40%
   02/29/1996          $12,021             $12,710           0.93%
   03/31/1996          $12,005             $12,832           0.96%
   04/30/1996          $11,603             $13,021           1.47%
   05/31/1996          $11,721             $13,357           2.58%
   06/30/1996          $12,331             $13,407           0.38%
   07/31/1996          $11,648             $12,815          -4.42%
   08/31/1996          $11,816             $13,085           2.11%
   09/30/1996          $11,791             $13,822           5.63%
   10/31/1996          $12,167             $14,203           2.76%
   11/30/1996          $12,337             $15,277           7.56%
   12/31/1996          $12,333             $14,975          -1.98%
   01/31/1997          $12,397             $15,911           6.25%
   02/28/1997          $12,487             $16,035           0.78%
   03/31/1997          $12,125             $15,376          -4.11%
   04/30/1997          $12,034             $16,294           5.97%
   05/31/1997          $12,398             $17,286           6.09%
   06/30/1997          $12,804             $18,060           4.48%
   07/31/1997          $13,106             $19,498           7.96%
   08/31/1997          $12,804             $18,406          -5.60%
   09/30/1997          $13,331             $19,415           5.48%
   10/31/1997          $13,397             $18,766          -3.34%
   11/30/1997          $14,275             $19,635           4.63%
   12/31/1997          $15,320             $19,973           1.72%
   01/31/1998          $14,727             $20,195           1.11%
   02/28/1998          $14,948             $21,651           7.21%
   03/31/1998          $15,875             $22,759           5.12%
   04/30/1998          $15,304             $22,989           1.01%
   05/31/1998          $15,096             $22,594          -1.72%
   06/30/1998          $15,454             $23,511           4.06%
   07/31/1998          $14,891             $23,259          -1.07%
   08/31/1998          $15,383             $19,896          -14.46%
   09/30/1998          $16,163             $21,171           6.41%
   10/31/1998          $15,849             $22,893           8.13%
   11/30/1998          $16,006             $24,280           6.06%
   12/31/1998          $16,398             $25,678           5.76%
   01/31/1999          $15,524             $26,752           4.18%
   02/28/1999          $14,784             $25,920          -3.11%
   03/31/1999          $14,528             $26,956           4.00%
   04/30/1999          $15,428             $28,000           3.87%
   05/31/1999          $16,132             $27,339          -2.36%
   06/30/1999          $15,542             $28,856           5.55%
   07/31/1999          $15,299             $27,956          -3.12%
   08/31/1999          $15,269             $27,816          -0.50%
   09/30/1999          $14,698             $27,054          -2.74%

*Source: Standard and Poor's Micropal.



This graph compares the performance of Franklin Utilities Fund - Advisor Class, tracking the growth in value of a $10,000 investment, to that of the S&P 500 Index from 10/1/89-9/30/99.

      Date           Franklin Utilities       S&P 500*          S&P 500
                          Fund -                                  $T
                      Advisor Class**
--------------------------------------------------------------------------------
   10/01/1989            $10,000              $10,000
   10/31/1989            $10,123              $9,768            -2.32%
   11/30/1989            $10,420              $9,967             2.04%
   12/31/1989            $10,931              $10,206            2.40%
   01/31/1990            $10,415              $9,522            -6.71%
   02/28/1990            $10,478              $9,644             1.29%
   03/31/1990            $10,395              $9,900             2.65%
   04/30/1990            $ 9,921              $9,654            -2.49%
   05/31/1990            $10,420              $10,595            9.75%
   06/30/1990            $10,504              $10,524           -0.67%
   07/31/1990            $10,595              $10,490           -0.32%
   08/31/1990            $ 9,982              $9,542            -9.04%
   09/30/1990            $ 9,935              $9,077            -4.87%
   10/31/1990            $10,626              $9,038            -0.43%
   11/30/1990            $10,825              $9,622             6.46%
   12/31/1990            $10,973              $9,890             2.79%
   01/31/1991            $10,865              $10,322            4.36%
   02/28/1991            $11,270              $11,060            7.15%
   03/31/1991            $11,431              $11,327            2.42%
   04/30/1991            $11,528              $11,354            0.24%
   05/31/1991            $11,486              $11,844            4.31%
   06/30/1991            $11,398              $11,301           -4.58%
   07/31/1991            $11,818              $11,828            4.66%
   08/31/1991            $12,127              $12,108            2.37%
   09/30/1991            $12,569              $11,906           -1.67%
   10/31/1991            $12,726              $12,066            1.34%
   11/30/1991            $12,997              $11,579           -4.03%
   12/31/1991            $13,626              $12,904           11.44%
   01/31/1992            $13,075              $12,664           -1.86%
   02/29/1992            $13,046              $12,827            1.29%
   03/31/1992            $12,987              $12,577            1.95%
   04/30/1992            $13,311              $12,947            2.94%
   05/31/1992            $13,650              $13,011            0.49%
   06/30/1992            $13,827              $12,817           -1.49%
   07/31/1992            $14,559              $13,341            4.09%
   08/31/1992            $14,514              $13,067           -2.05%
   09/30/1992            $14,602              $13,220            1.17%
   10/31/1992            $14,450              $13,265            0.34%
   11/30/1992            $14,466              $13,716            3.40%
   12/31/1992            $14,863              $13,885            1.23%
   01/31/1993            $15,140              $14,002            0.84%
   02/28/1993            $15,956              $14,192            1.36%
   03/31/1993            $16,077              $14,491            2.11%
   04/30/1993            $16,077              $14,141           -2.42%
   05/31/1993            $16,062              $14,518            2.67%
   06/30/1993            $16,453              $14,560            0.29%
   07/31/1993            $16,800              $14,502           -0.40%
   08/31/1993            $17,306              $15,052            3.79%
   09/30/1993            $17,243              $14,936           -0.77%
   10/31/1993            $17,147              $15,245            2.07%
   11/30/1993            $16,363              $15,100           -0.95%
   12/31/1993            $16,576              $15,283            1.21%
   01/31/1994            $16,251              $15,803            3.40%
   02/28/1994            $15,454              $15,374           -2.71%
   03/31/1994            $14,926              $14,704           -4.36%
   04/30/1994            $15,141              $14,892            1.28%
   05/31/1994            $14,300              $15,136            1.64%
   06/30/1994            $13,831              $14,766           -2.45%
   07/31/1994            $14,450              $15,250            3.28%
   08/31/1994            $14,534              $15,875            4.10%
   09/30/1994            $14,165              $15,488           -2.44%
   10/31/1994            $14,420              $15,836            2.25%
   11/30/1994            $14,590              $15,260           -3.64%
   12/31/1994            $14,639              $15,486            1.48%
   01/31/1995            $15,503              $15,887            2.59%
   02/28/1995            $15,485              $16,506            3.90%
   03/31/1995            $15,262              $16,993            2.95%
   04/30/1995            $15,595              $17,493            2.94%
   05/31/1995            $16,490              $18,193            4.00%
   06/30/1995            $16,492              $18,615            2.32%
   07/31/1995            $16,439              $19,233            3.32%
   08/31/1995            $16,688              $19,281            0.25%
   09/30/1995            $17,592              $20,094            4.22%
   10/31/1995            $17,952              $20,022           -0.36%
   11/30/1995            $18,241              $20,901            4.39%
   12/31/1995            $19,129              $21,304            1.93%
   01/31/1996            $19,442              $22,029            3.40%
   02/29/1996            $18,945              $22,234            0.93%
   03/31/1996            $18,927              $22,447            0.96%
   04/30/1996            $18,293              $22,777            1.47%
   05/31/1996            $18,499              $23,365            2.58%
   06/30/1996            $19,484              $23,453            0.38%
   07/31/1996            $18,407              $22,417           -4.42%
   08/31/1996            $18,672              $22,890            2.11%
   09/30/1996            $18,637              $24,179            5.63%
   10/31/1996            $19,250              $24,846            2.76%
   11/30/1996            $19,518              $26,724            7.56%
   12/31/1996            $19,517              $26,195           -1.98%
   01/31/1997            $19,619              $27,832            6.25%
   02/28/1997            $19,781              $28,049            0.78%
   03/31/1997            $19,235              $26,897           -4.11%
   04/30/1997            $19,091              $28,502            5.97%
   05/31/1997            $19,687              $30,238            6.09%
   06/30/1997            $20,342              $31,593            4.48%
   07/31/1997            $20,821              $34,107            7.96%
   08/31/1997            $20,342              $32,197           -5.60%
   09/30/1997            $21,215              $33,962            5.48%
   10/31/1997            $21,300              $32,828           -3.34%
   11/30/1997            $22,715              $34,347            4.63%
   12/31/1997            $24,410              $34,938            1.72%
   01/31/1998            $23,467              $35,326            1.11%
   02/28/1998            $23,840              $37,873            7.21%
   03/31/1998            $25,338              $39,812            5.12%
   04/30/1998            $24,450              $40,214            1.01%
   05/31/1998            $24,116              $39,523           -1.72%
   06/30/1998            $24,705              $41,127            4.06%
   07/31/1998            $23,806              $40,687           -1.07%
   08/31/1998            $24,593              $34,804           -14.46%
   09/30/1998            $25,924              $37,035            6.41%
   10/31/1998            $25,446              $40,046            8.13%
   11/30/1998            $25,720              $42,472            6.06%
   12/31/1998            $26,340              $44,919            5.76%
   01/31/1999            $24,964              $46,796            4.18%
   02/28/1999            $23,777              $45,341           -3.11%
   03/31/1999            $23,380              $47,155            4.00%
   04/30/1999            $24,848              $48,980            3.87%
   05/31/1999            $25,978              $47,824           -2.36%
   06/30/1999            $25,068              $50,478            5.55%
   07/31/1999            $24,678              $48,903           -3.12%
   08/31/1999            $24,653              $48,658           -0.50%
   09/30/1999            $23,924              $47,325            2.74%


Past performance is not predictive of future results.


FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights

FRANKLIN DYNATECH FUND

                                                                             YEAR ENDED SEPTEMBER 30,
                                                  ---------------------------------------------------------------------------------
CLASS A                                               1999(3)            1998               1997              1996(5)     1995
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........     $     17.84       $     18.48       $     14.03       $     12.78     $      9.85
                                                  ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................             .37               .27               .10               .06             .12
 Net realized and unrealized gains ..........            5.14               .23              4.81              1.54            2.99
                                                  ---------------------------------------------------------------------------------
Total from investment operations ............            5.51               .50              4.91              1.60            3.11
                                                  ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................            (.24)             (.17)             (.06)             (.12)           (.05)
 Net realized gains .........................              --              (.97)             (.40)             (.23)           (.13)
                                                  ---------------------------------------------------------------------------------
Total distributions .........................            (.24)            (1.14)             (.46)             (.35)           (.18)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of year ................     $     23.11       $     17.84       $     18.48       $     14.03     $     12.78
                                                  =================================================================================
Total return(1) .............................           31.15%             3.06%            35.63%            12.84%          32.10%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............     $   499,471       $   215,864       $   188,102       $   104,508     $    92,987
Ratios to average net assets:
 Expenses ...................................            1.00%             1.02%             1.04%             1.05%           1.01%
 Net investment income ......................            1.70%             1.55%              .75%              .43%           1.11%
Portfolio turnover rate .....................            6.49%            10.84%             5.59%            11.94%           9.83%

CLASS C
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........     $     17.53       $     18.30       $     14.03       $     13.57
                                                  -----------------------------------------------------------------
Income from investment operations:
 Net investment income ......................             .22               .15               .07                --
 Net realized and unrealized gains ..........            5.05               .17              4.66               .46
                                                  -----------------------------------------------------------------
Total from investment operations ............            5.27               .32              4.73               .46
                                                  -----------------------------------------------------------------
Less distributions from:
 Net investment income ......................            (.16)             (.12)             (.06)               --
 Net realized gains .........................              --              (.97)             (.40)               --
                                                  -----------------------------------------------------------------
Total distributions .........................            (.16)            (1.09)             (.46)               --
                                                  -----------------------------------------------------------------
Net asset value, end of year ................     $     22.64       $     17.53       $     18.30       $     14.03
                                                  =================================================================
Total return(1) .............................           30.20%             2.03%            34.32%             3.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............     $    73,890       $    12,358       $     3,386       $        --
Ratios to average net assets:
 Expenses ...................................            1.75%             1.79%             1.82%             1.85%(2)
 Net investment income ......................            1.00%              .81%              .25%            (0.14%)(2)
Portfolio turnover rate .....................            6.49%            10.84%             5.59%            11.94%

(1)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(2)Annualized.

(3)Based on average shares outstanding.

(5)For the period September 16,1996 (effective date) to September 30,1996 for Class C.

                     See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30,1999

   DYNATECH FUND                                            SHARES             VALUE
---------------------------------------------------------------------------------------
   COMMON STOCKS 48.1%
   AIR FREIGHT/DELIVERY SERVICES .5%
   Air Express International Corp.................          20,000          $   453,750
   C.H.Robinson Worldwide Inc. ...................          20,000              673,750
(a)FDX Corp. .....................................          40,000            1,550,000
                                                                             ----------
                                                                              2,677,500
                                                                             ----------
   BIOTECHNOLOGY 1.8%
(a)Amgen Inc. ....................................          40,000            3,260,000
(a)Centocor Inc. .................................          20,000            1,171,250
(a)Genentech Inc. ................................          40,800            5,969,550
(a)Noven Pharmaceuticals Inc. ....................          20,400              173,400
                                                                             ----------
                                                                             10,574,200
                                                                             ----------
   BROADCASTING 1.1%
(a)AT&T Corp.- Liberty Media Group,A .............         120,000            4,455,000
(a)Entercom Communications Corp. .................          48,500            1,746,000
                                                                             ----------
                                                                              6,201,000
                                                                             ----------
   CATALOG/SPECIALTY DISTRIBUTION .3%
(a)Amazon.com Inc. ...............................          24,000            1,918,500
                                                                             ----------
   CELLULAR TELEPHONE .8%
(a)Nextel Communications Inc.,A ..................          30,000            2,034,375
(a)Vodafone AirTouch PLC,ADR (United Kingdom) ....          10,000            2,377,500
                                                                             ----------
                                                                              4,411,875
                                                                             ----------
   COMPUTER COMMUNICATIONS 3.2%
(a)Cisco Systems Inc. ............................         270,000           18,511,875
                                                                             ----------
   COMPUTER SOFTWARE 7.4%
(a)Check Point Software Technologies Ltd. ........          50,000            4,221,875
(a)I2 Technologies Inc. ..........................          80,000            3,105,000
(a)Intuit Inc. ...................................          25,000            2,191,406
(a)Microsoft Corp. ...............................         360,000           32,602,500
                                                                             ----------
                                                                             42,120,781
                                                                             ----------

   CONSUMER ELECTRONICS/APPLIANCES 1.0%
   Sony Corp.,ADR (Japan) ........................          40,000            6,002,500
                                                                             ----------
   DEPARTMENT STORES .2%
(a)Federated Department Stores Inc. ..............          30,000            1,310,625
                                                                             ----------
   DIVERSIFIED COMMERCIAL SERVICES
(a)Gartner Group Inc., B .........................           7,812              130,363
                                                                             ----------
   DIVERSIFIED ELECTRONIC PRODUCTS 1.0%
(a)JDS Uniphase Corp. ............................          50,000            5,690,625
                                                                             ----------
   DIVERSIFIED FINANCIAL SERVICES .3%
   Citigroup Inc. ................................          45,000            1,980,000
                                                                             ----------
   EDP PERIPHERALS .3%
   Symbol Technologies Inc. ......................          45,000            1,513,125
                                                                             ----------
   EDP Services 1.6%
(a)Computer Sciences Corp. .......................          20,000            1,406,250
(a)Equant NV (Netherlands) .......................          25,000            2,034,375
   First Data Corp. ..............................          60,000            2,632,500
(a)International Network Services ................          52,500            2,854,688
                                                                             ----------
                                                                              8,927,813
                                                                             ----------
   ELECTRONIC DATA PROCESSING 4.0%
(a)Apple Computer Inc. ...........................          20,000            1,266,250
   Compaq Computer Corp. .........................         180,000            4,128,750
   Hewlett-Packard Co. ...........................         100,000            9,200,000

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30,1999 (CONT.)

   DYNATECH FUND                                         SHARES             VALUE
------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ELECTRONIC DATA PROCESSING (CONT.)
   International Business Machines Corp. .........       30,000          $ 3,641,250
(a)NCR Corp. .....................................       10,000              330,625
(a)Sun Microsystems Inc. .........................       50,000            4,650,000
                                                                         -----------
                                                                          23,216,875
                                                                         -----------
   ELECTRONIC PRODUCTION EQUIPMENT .5%
(a)Applied Materials Inc. ........................       40,000            3,115,000
                                                                         -----------
   ENVIRONMENTAL SERVICES .1%
(a)Casella Waste Systems Inc.,A ..................       25,000              417,186
                                                                         -----------
   FINANCIAL PUBLISHING/SERVICES .1%
   Equifax Inc. ..................................       20,000              562,500
                                                                         -----------
   INSURANCE BROKERS/SERVICES
(a)Choicepoint Inc. ..............................        2,000              134,750
                                                                         -----------
   INTERNET SERVICES 2.7%
(a)Allaire Corp. .................................       22,500            1,260,000
(a)America Online Inc. ...........................       10,000            1,040,000
(a)China.Com Corp. ...............................          600               39,000
(a)Ebay Inc. .....................................       22,500            3,173,906
(a)Inktomi Corp. .................................       50,000            6,001,563
(a)Keynote Systems Inc. ..........................        9,600              240,000
(a)Liberate Technologies Inc. ....................       21,200              893,050
(a)Proxicom Inc. .................................        4,900              286,650
(a)Realnetworks Inc. .............................       18,600            1,944,863
(a)RoweCom Inc. ..................................        2,700               74,925
(a)VerticalNet Inc. ..............................        3,600              133,200
(a)Vignette Corp. ................................        2,200              199,100
                                                                         -----------
                                                                          15,286,257
                                                                         -----------

   INVESTMENT BANKERS/BROKERS/SERVICES .3%
(a)E(*)TRADE Group Inc. ..........................       80,000            1,880,000
                                                                         -----------
   MAJOR PHARMACEUTICALS 3.3%
   Bristol-Myers Squibb Co. ......................       30,000            2,025,000
   Merck & Co.Inc. ...............................       30,000            1,944,375
   Pfizer Inc. ...................................      150,000            5,390,625
   Schering-Plough Corp. .........................       80,000            3,490,000
   Warner-Lambert Co. ............................       90,000            5,973,750
                                                                         -----------
                                                                          18,823,750
                                                                         -----------
   MAJOR U.S.TELECOMMUNICATIONS .9%
   AT&T Corp. ....................................       50,000            2,175,000
(a)Sprint Corp.(PCS Group) .......................       40,000            2,982,500
                                                                         -----------
                                                                           5,157,500
                                                                         -----------
   MANAGED HEALTH CARE .3%
   United Healthcare Corp. .......................       30,000            1,460,625
                                                                         -----------
   MEDIA CONGLOMERATES .3%
(a)Clear Channel Communications Inc. .............       20,000            1,597,500
                                                                         -----------
   MEDICAL ELECTRONICS .6%
   Medtronic Inc. ................................      100,000            3,550,000
                                                                         -----------
   MEDICAL/DENTAL DISTRIBUTORS .2%
   McKesson HBOC Inc. ............................       43,000            1,247,000
                                                                         -----------
   MILITARY/GOVERNMENT/TECHNICAL .4%
(a)General Motors Corp., H .......................       40,000            2,290,000
                                                                         -----------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30,1999 (CONT.)

   DYNATECH FUND                                                       SHARES     VALUE
  ------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)

   MOVIES/ENTERTAINMENT .4%
   Time Warner Inc. .............................................      40,000   $  2,430,000
                                                                                 -----------
   NEWSPAPERS .1%
   News Corp.Ltd.,Sponsored ADR (Australia) .....................      20,000        568,750
                                                                                 -----------
   OILFIELD SERVICES/EQUIPMENT .3%
   Schlumberger Ltd. ............................................      30,000      1,869,375
                                                                                 -----------
   OTHER TELECOMMUNICATIONS 1.3%
(a)Global Crossing Ltd. .........................................      82,000      2,173,000
(a)MCI Worldcom Inc. ............................................      60,000      4,312,500
(a)Qwest Communications International Inc. ......................      30,000        886,875
                                                                                 -----------
                                                                                   7,372,375
                                                                                 -----------
   PACKAGE GOODS/COSMETICS .3%
   Estee Lauder Cos.Inc.,A ......................................      40,000      1,562,500
                                                                                 -----------
   PRECISION INSTRUMENTS .3%
(a)Waters Corp. .................................................      27,600      1,671,525
                                                                                 -----------
   RECREATIONAL PRODUCTS/TOYS .1%
(a)Electronic Arts Inc. .........................................      10,000        723,750
                                                                                 -----------
   SEMICONDUCTORS 8.1%
(a)Broadcom Corp.,A .............................................       1,600        174,400
   Intel Corp. ..................................................     560,000     41,615,000
   Linear Technology Corp. ......................................      40,000      2,351,250
   Taiwan Semiconductor Manufacturing Co.Ltd.,ADR (Taiwan) ......      24,600        725,700
(a)Xilinx Inc. ..................................................      20,000      1,310,625
                                                                                 -----------
                                                                                  46,176,975
                                                                                 -----------
   SERVICES TO THE HEALTH INDUSTRY .2%
   IMS Health Inc. ..............................................      60,000      1,368,750
                                                                                 -----------
   SPECIALTY CHEMICALS .3%
   Sigma-Aldrich Corp. ..........................................      50,000      1,587,500
                                                                                 -----------
   TELECOMMUNICATIONS EQUIPMENT 3.5%
(a)Corning Inc. .................................................      20,000      1,371,250
(a)General Instrument Corp. .....................................      70,000      3,368,750
   Lucent Technologies Inc. .....................................      42,408      2,751,218
   Motorola Inc. ................................................     140,000     12,320,000
                                                                                 -----------
                                                                                  19,811,218
                                                                                 -----------
   TOTAL COMMON STOCKS (COST $105,160,579) ......................                275,852,443
                                                                                 -----------

                                                                         PRINCIPAL
                                                                           AMOUNT
                                                                       -----------
SHORT TERM INVESTMENTS 21.1%
  FHLB,1/19/00 ....................................................    $ 20,000,000     19,682,220
  FHLB,2/02/00 ....................................................       5,000,000      4,906,310
  FHLMC,1/20/00 ...................................................      15,000,000     14,759,505
  FHLMC,1/27/00 ...................................................      33,190,000     32,624,310
  FHLMC,2/03/00 ...................................................      25,000,000     24,527,775
  FNMA,2/07/00 ....................................................      25,000,000     24,512,675
                                                                                       -----------
  TOTAL SHORT-TERM INVESTMENTS (COST $120,968,939) ................                    121,012,795
                                                                                       -----------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
    (COST $226,129,518) ...........................................                    396,865,238
                                                                                       -----------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30,1999 (CONT.)

                                                                                                    PRINCIPAL
   DYNATECH FUND                                                                                      AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------------
(d)REPURCHASE AGREEMENT 30.8%
   Joint Repurchase Agreement,5.217%,10/01/99 (Maturity Value $176,290,692)
     (COST $176,265,148) .......................................................................  176,265,148       $176,265,148
   Banc of America Securities LLC (Maturity Value $17,750,643)
   Barclays Capital Inc.(Maturity Value $17,750,643)
   Bear,Stearns & Co.Inc. (Maturity Value $17,750,643)
   Chase Securities Inc. (Maturity Value $16,534,905)
   CIBC World Markets Corp.(Maturity Value $17,750,643)
   Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $17,750,643)
   Dresdner Kleinwort Benson,North America LLC (Maturity Value $17,750,643)
   Paine Webber Inc. (Maturity Value $17,750,643)
   Paribas Corp. (Maturity Value $17,750,643)
   Warburg Dillon Read LLC (Maturity Value $17,750,643)
     Collateralized by U. S. Treasury Bills & Notes
                                                                                                                    ------------
 TOTAL INVESTMENTS (COST $402,394,666) 100.0% ..................................................                     573,130,386
 OTHER ASSETS, LESS LIABILITIES ................................................................                         230,075
                                                                                                                    ------------
 NET ASSETS 100.0% .............................................................................                    $573,360,461
                                                                                                                    ------------


(a)Non-Income Producing.

(d)See note 1(c) regarding joint repurchase agreement.

                          See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
FINANCIAL HIGHLIGHTS

FRANKLIN GROWTH FUND

                                                                                YEAR ENDED SEPTEMBER 30,
                                                    -------------------------------------------------------------------------------
CLASS A                                                 1999(3,7)         1998             1997              1996        1995
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............    $      28.58   $       27.09    $       22.82    $       19.38    $       14.96
                                                    -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income .........................             .39             .49              .36              .22              .17
 Net realized and unrealized gains .............            4.89            1.71             4.34             3.53             4.43
                                                    -------------------------------------------------------------------------------
Total from investment operations ...............            5.28            2.20             4.70             3.75             4.60
                                                    -------------------------------------------------------------------------------
Less distributions from:
 Net investment income .........................            (.44)           (.47)            (.23)            (.16)            (.14)
 Net realized gains ............................            (.21)           (.24)            (.20)            (.15)            (.04)
                                                    -------------------------------------------------------------------------------
Total distributions ............................            (.65)           (.71)            (.43)            (.31)            (.18)
                                                    -------------------------------------------------------------------------------
Net asset value, end of year ...................    $      33.21   $       28.58    $       27.09    $       22.82    $       19.38
                                                    ===============================================================================
Total return(1) ................................           18.63%           8.22%           20.84%           19.60%           31.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................    $  2,119,740   $   1,635,780    $   1,435,561    $   1,020,486    $     712,866
Ratios to average net assets:
 Expenses ......................................             .89%            .88%             .89%             .87%             .90%
 Net investment income .........................            1.19%           1.78%            1.60%            1.16%            1.08%
Portfolio turnover rate ........................            3.74%            .58%            1.77%            2.03%            1.39%

CLASS B
-----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............    $       31.45
                                                    -------------
Income from investment operations:
 Net investment income .........................              .14
 Net realized and unrealized gains .............             1.44
                                                    -------------
Total from investment operations ...............             1.58
                                                    -------------
Net asset value, end of year ...................    $       33.03
                                                    =============
Total return(1) ................................             5.02%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................    $      17,271
Ratios to average net assets:
 Expenses ......................................             1.65%(2)
 Net investment income .........................               57%(2)
Portfolio turnover rate ........................             3.74%



(1)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(2)Annualized.

(3)Based on average shares outstanding.

(7)For the period January 1,1999 (effective date) to September 30,1999 for Class B.

FRANKLIN CUSTODIAN FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

FRANKLIN GROWTH FUND (CONT.)

                                                                          YEAR ENDED SEPTEMBER 30,
                                                    ----------------------------------------------------------------------------
CLASS C                                                 1999(3)           1998          1997(6)            1996       1995(4)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............  $     28.11      $     26.70     $     22.60      $     19.33    $     16.88
                                                    ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income ...........................           14              .29             .20              .12            .02
 Net realized and unrealized gains ...............         4.81             1.66            4.25             3.46           2.43
                                                    ----------------------------------------------------------------------------
Total from investment operations .................         4.95             1.95            4.45             3.58           2.45
                                                    ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................         (.27)            (.30)           (.15)            (.16)            --
 Net realized gains ..............................         (.21)            (.24)           (.20)            (.15)            --
                                                    ----------------------------------------------------------------------------
Total distributions ..............................         (.48)            (.54)           (.35)            (.31)            --
                                                    ----------------------------------------------------------------------------
Net asset value, end of year .....................  $     32.58      $     28.11     $     26.70      $     22.60    $     19.33
                                                    ============================================================================
Total return(1) ..................................        17.71%            7.39%          19.91%           18.73%         14.72%
RATIOS/SUPPLEMENTAL DATA
Net assets,end of year (000's) ...................  $   362,216      $   189,572     $   117,218      $    43,417    $     4,161
Ratios to average net assets:
 Expenses ........................................         1.65%            1.65%           1.66%            1.63%          1.79%(2)
 Net investment income ...........................          .45%            1.02%            .85%             .40%           .37%(2)
Portfolio turnover rate ..........................         3.74%             .58%           1.77%            2.03%          1.39%

ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,beginning of year ................  $     28.63         $     27.13         $     23.24
                                                    ---------------------------------------------------
Income from investment operations:
 Net investment income ...........................          .46                 .57                .25
 Net realized and unrealized gains ...............         4.90                1.69                3.64
                                                    ---------------------------------------------------
Total from investment operations .................         5.36                2.26                3.89
                                                    ---------------------------------------------------
Less distributions from:
 Net investment income ...........................         (.51)               (.52)                 --
 Net realized gains ..............................         (.21)               (.24)                 --
                                                    ---------------------------------------------------
Total distributions ..............................         (.72)               (.76)                 --
                                                    ---------------------------------------------------
Net asset value,end of year ......................  $     33.27         $     28.63         $     27.13
                                                    ===================================================
Total return(1) ..................................        18.89%               8.47%              16.74%
RATIOS/SUPPLEMENTAL DATA
Net assets,end of year (000's) ...................  $    35,461         $    41,871         $    25,823
Ratios to average net assets:
 Expenses ........................................          .65%                .65%                .66%(2)
 Net investment income ...........................         1.41%               2.01%               1.93%(2)
Portfolio turnover rate ..........................         3.74%                .58%               1.77%


(1) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(2) Annualized.

(3) Based on average shares outstanding.

(4) For the period May 1, 1995 (effective date) to September 30,1995 for Class
C.

(6) For the period January 2, 1997 (effective date) to September 30,1997 for Advisor Class.

                     See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999

                                                      SHARES/
   GROWTH FUND                                        WARRANTS          VALUE
--------------------------------------------------------------------------------
   COMMON STOCKS, WARRANTS, AND RIGHTS 68.7%
   COMMERCIAL SERVICES 1.5%
(a)AC Nielsen Corp. ...........................        81,333       $  1,845,242
   Dun & Bradstreet Corp. .....................       244,000          7,289,500
   Equifax Inc. ...............................       400,000         11,250,000
(a)Gartner Group Inc., B ......................        63,537          1,060,274
   Kelly Services Inc., A .....................       300,000          9,037,500
   Nielsen Media Research .....................        81,333          3,024,571
(a)Programming & Systems Inc. .................       345,300              6,906
   R.H. Donnelley Corp. .......................        48,800            908,900
   Wallace Computer Services Inc. .............       200,000          4,050,000
                                                                    ------------
                                                                      38,472,893
                                                                    ------------
   CONSUMER DURABLES 1.3%
   Eastman Kodak Co. ..........................       200,000         15,087,500
   Genuine Parts Co. ..........................       135,000          3,585,938
   Mattel Inc. ................................       500,000          9,500,000
   Polaroid Corp. .............................       200,000          5,200,000
                                                                    ------------
                                                                      33,373,438
                                                                    ------------
   CONSUMER NON-DURABLES 1.9%
   American Greetings Corp., A ................       500,000         12,875,000
   Hershey Foods Corp. ........................       258,200         12,571,113
   International Flavors & Fragrances Inc. ....       412,600         14,234,700
   Nature's Sunshine Products Inc. ............        33,000            312,469
   V. F. Corp. ................................       300,000          9,300,000
                                                                    ------------
                                                                      49,293,282
                                                                    ------------
   CONSUMER SERVICES 3.6%
   Carnival Corp. .............................        25,200          1,096,200
(a)Intervisual Books Inc. .....................       100,000            112,500
(a)King World Productions Inc. ................        20,000            750,000
   The Walt Disney Co. ........................       914,796         23,670,347
   Time Warner Inc. ...........................       900,000         54,675,000
(a)USA Networks Inc. ..........................       300,100         11,628,875
                                                                    ------------
                                                                      91,932,922
                                                                    ------------
   ELECTRONIC TECHNOLOGY 14.1%
(a)Apple Computer Inc. ........................       200,000         12,662,500
   Boeing Co. .................................       600,000         25,575,000
(a)Cabletron Systems Inc. .....................       225,000          3,529,688
(a)Cisco Systems Inc. .........................       675,000         46,279,688
   Compaq Computer Corp. ......................       150,000          3,440,625
(a)Conexant Systems Inc. ......................        50,000          3,632,813
   Cordant Technologies Inc. ..................       240,000          7,305,000
(a)Dell Computer Corp. ........................        40,000          1,672,500
(a)Dionex Corp. ...............................       200,000          8,550,000
   Hewlett-Packard Co. ........................       400,000         36,800,000
   Intel Corp. ................................       400,000         29,725,000
   International Business Machines Corp. ......       560,000         67,970,000
   Lockheed Martin Corp. ......................       325,200         10,629,975
   Molex Inc. .................................       117,187          4,262,677
   Molex Inc., A ..............................       117,187          3,793,929
   Raytheon Co., B ............................       500,000         24,812,500
   Rockwell International Corp. ...............       100,000          5,250,000
(a)Sun Microsystems Inc. ......................       400,000         37,200,000
   United Technologies Corp. ..................       400,000         23,725,000
                                                                    ------------
                                                                     356,816,895
                                                                    ------------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)

                                                              SHARES/
   GROWTH FUND                                                WARRANTS          VALUE
----------------------------------------------------------------------------------------
   COMMON STOCKS, WARRANTS, AND RIGHTS (CONT.)
   ENERGY MINERALS 1.4%
   Atlantic Richfield Co. .............................       180,000       $ 15,952,500
   Murphy Oil Corp. ...................................        40,000          2,162,500
   Royal Dutch Petroleum Co., N.Y. shs.(Netherlands) ..       280,000         16,537,500
   Union Pacific Resources Group Inc. .................       101,633          1,632,480
                                                                            ------------
                                                                              36,284,980
                                                                            ------------
   FINANCE .1%
(a)Choicepoint Inc. ...................................        40,000          2,695,000
                                                                            ------------
   HEALTH SERVICES .6%
   Cardinal Health Inc. ...............................        62,250          3,392,625
(a)Caremark RX Inc. ...................................        75,625            425,391
   IMS Health Inc. ....................................       488,000         11,132,500
                                                                            ------------
                                                                              14,950,516
                                                                            ------------
  HEALTH TECHNOLOGY 15.8%
   Abbott Laboratories ................................       400,000         14,700,000
   Allergan Inc. ......................................       200,000         22,000,000
(a)Allergan Specialty Therapeutics Inc., A ............        10,000            118,125
(a)Alza Corp. .........................................       100,000          4,281,250
(a)Alza Corp.,wts., 12/31/99 ..........................         8,000                250
   American Home Products Corp. .......................       600,000         24,900,000
(a)Amgen Inc. .........................................       400,000         32,600,000
   Baxter International Inc. ..........................       250,000         15,062,500
   Bristol-Myers Squibb Co. ...........................       640,000         43,200,000
(a)Crescendo Pharmaceuticals Corp., A .................         5,000             90,313
(a)Immunex Corp. ......................................        80,000          3,470,000
   Johnson & Johnson ..................................       400,000         36,750,000
   Lilly (Eli) & Co. ..................................       400,000         25,600,000
   Mallinckrodt Inc. ..................................       116,000          3,501,750
   Merck & Co. Inc. ...................................       400,000         25,925,000
(a)Perrigo Co. ........................................       100,000            787,500
   Pfizer Inc. ........................................     1,920,000         69,000,000
(a)Respironics Inc. ...................................        93,000            767,250
   Schering-Plough Corp. ..............................     1,800,000         78,525,000
   U.S.Surgical Corp., rts.,6/23/00 ...................           515                 --
                                                                            ------------
                                                                             401,278,938
                                                                            ------------
   INDUSTRIAL SERVICES 1.1%
   Schlumberger Ltd. ..................................       400,000         24,925,000
   Waste Management Inc. ..............................       152,250          2,930,813
                                                                            ------------
                                                                              27,855,813
                                                                            ------------
   NON-ENERGY MINERALS
   Deltic Timber Corp. ................................        11,428            259,987
                                                                            ------------
   PROCESS INDUSTRIES 4.1%
   Air Products & Chemicals Inc. ......................       400,000         11,625,000
   Avery Dennison Corp. ...............................       220,000         11,605,000
   Canadian Pacific Ltd.(Canada) ......................       500,000         11,406,250
   Eastman Chemical Co. ...............................        25,000          1,000,000
(a)Imation Corp. ......................................        37,200          1,153,200
(a)Ionics Inc. ........................................       400,000         12,950,000
   Millipore Corp. ....................................       400,000         15,025,000
   National Service Industries Inc. ...................       100,000          3,150,000
   NCH Corp. ..........................................       200,000          9,037,500
   Pall Corp. .........................................       500,000         11,593,750
   Sigma-Aldrich Corp. ................................       200,000          6,350,000
   Textron Inc. .......................................       100,000          7,737,500
                                                                            ------------



FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)

                                                                 SHARES/
 GROWTH FUND                                                     WARRANTS            VALUE
---------------------------------------------------------------------------------------------
 COMMON STOCKS,WARRANTS,AND RIGHTS (CONT.)
                                                                                  102,633,200
                                                                                -------------
   PRODUCER MANUFACTURING 6.3%
(a)American Power Conversion Corp. .......................        200,000       $   3,800,000
   Caterpillar Inc. ......................................        200,000          10,962,500
   Deere & Co. ...........................................        300,000          11,606,250
   Emerson Electric Co. ..................................        100,000           6,318,750
   Meritor Automotive Inc. ...............................         16,666             347,903
   Minnesota Mining & Manufacturing Co. ..................        400,000          38,425,000
(a)Osmonics Inc. .........................................        300,000           3,168,750
   Teleflex Inc. .........................................        250,000           9,859,375
   Tyco International Ltd. ...............................        720,599          74,401,847
                                                                                -------------
                                                                                  158,890,375
                                                                                -------------
   RETAIL TRADE 3.4%
   Tiffany & Co. .........................................      1,400,000          83,912,500
   Weis Markets Inc. .....................................         58,218           1,993,967
                                                                                -------------
                                                                                   85,906,467
                                                                                -------------
   TECHNOLOGY SERVICES 4.2%
   Automatic Data Processing Inc. ........................        800,000          35,700,000
(a)Computer Sciences Corp. ...............................        900,000          63,281,250
(a)Microsoft Corp. .......................................         80,000           7,245,000
                                                                                -------------
                                                                                  106,226,250
                                                                                -------------
   TRANSPORTATION 8.3%
   Air Express International Corp. .......................        300,000           6,806,250
(a)Alaska Air Group Inc. .................................        200,000           8,137,500
(a)AMR Corp. .............................................        900,000          49,050,000
   British Airways PLC,ADR (United Kingdom) ..............        200,000          11,425,000
(a)Continental Airlines Inc., B ..........................        300,000           9,825,000
   Delta Air Lines Inc. ..................................      1,000,000          48,500,000
   KLM Royal Dutch Airlines, N.Y. shs.(Netherlands) ......        307,893           8,043,711
(a)Northwest Airlines Corp. ..............................        400,000          10,200,000
   Providence & Worchester Railroad Co. ..................         40,200             427,120
(a)UAL Corp. .............................................        600,000          39,187,500
   Union Pacific Corp. ...................................        300,000          14,418,750
(a)US Airways Group Inc. .................................        200,000           5,250,000
                                                                                -------------
                                                                                  211,270,831
                                                                                -------------
   UTILITIES 1.0%
   Coastal Corp. .........................................        600,000          24,562,500
                                                                                -------------
 TOTAL COMMON STOCKS AND WARRANTS (COST $705,294,548) ....                      1,742,704,287
                                                                                -------------

                                                                             PRINCIPAL
                                                                               AMOUNT
                                                                           ------------
SHORT TERM INVESTMENTS 14.0%
FHLB,1/19/00 ......................................................         $55,000,000          54,126,105
FHLB,2/02/00 ......................................................          45,000,000          44,156,790
FHLMC,1/20/00 .....................................................          50,000,000          49,198,350
FHLMC,1/27/00 .....................................................          70,000,000          68,806,920
FHLMC,2/03/00 .....................................................          90,000,000          88,299,990
FNMA,2/07/00 ......................................................          50,000,000          49,025,350
                                                                                              -------------
TOTAL SHORT TERM INVESTMENTS (COST $353,506,963) ..................                             353,613,505
                                                                                              -------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $1,058,801,511)                           2,096,317,792
                                                                                              -------------


FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)


                                                                                                 PRINCIPAL
 GROWTH FUND                                                                                      AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
(d) REPURCHASE AGREEMENT 17.7%
    Joint Repurchase Agreement,5.217%,10/01/99
     (Maturity Value $448,771,625) (COST $448,706,600) .............................        $   448,706,600         $   448,706,600
      Banc of America Securities LLC (Maturity Value $45,186,644)
      Barclays Capital Inc. (Maturity Value $45,186,644)
      Bear, Stearns & Co. Inc. (Maturity Value $45,186,644)
      Chase Securities Inc. (Maturity Value $42,091,829)
      CIBC World Markets Corp. (Maturity Value $45,186,644)
      Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $45,186,644)
      Dresdner Kleinwort Benson, North America LLC (Maturity Value $45,186,644)
      Paine Webber Inc. (Maturity Value $45,186,644)
      Paribas Corp. (Maturity Value $45,186,644)
      Warburg Dillon Read LLC (Maturity Value $45,186,644)
       Collateralized by U.S. Treasury Bills & Notes
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $1,507,508,111) 100.4% .................................                                  2,545,024,392
    OTHER ASSETS, LESS LIABILITIES (.4%) ...........................................                                    (10,336,569)
                                                                                                                    ---------------
    NET ASSETS 100.0% ..............................................................                                $ 2,534,687,823
                                                                                                                    ===============

(a)Non-income producing.

(d) See Note 1(c) regarding joint repurchase agreement.

                     See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights

FRANKLIN INCOME FUND
                                                                              YEAR ENDED SEPTEMBER 30,
                                               -------------------------------------------------------------------------------------
CLASS A                                           1999(3,7)               1998              1997             1996              1995
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........   $        2.34     $        2.49     $        2.30     $        2.30     $        2.22
                                               -------------     -------------     -------------     -------------     -------------
Income from investment operations:
 Net investment income ....................             .17               .17               .18               .19               .18
 Net realized and unrealized gains (losses)            (.09)             (.11)              .20               .02               .11
                                               -------------     -------------     -------------     -------------     -------------
Total from investment operations ..........             .08               .06               .38               .21               .29
                                               -------------     -------------     -------------     -------------     -------------
Less distributions from:
 Net investment income ....................            (.18)             (.18)             (.18)             (.18)             (.18)
 Net realized gains .......................            (.01)             (.03)             (.01)             (.03)             (.03)
                                               -------------     -------------     -------------     -------------     -------------
Total distributions .......................            (.19)             (.21)             (.19)             (.21)             (.21)
                                               -------------     -------------     -------------     -------------     -------------
Net asset value, end of year ...............   $        2.23     $        2.34     $        2.49     $        2.30     $        2.30
                                               =============     =============     =============     =============     =============

Total return(1) ...........................            4.02%             2.23%            17.31%             9.43%            14.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........    $  6,776,804      $  7,704,983      $  7,738,746      $  6,780,153      $  5,885,788
Ratios to average net assets:
 Expenses .................................              73%              .72%              .72%              .70%              .71%
 Net investment income ....................            7.46%             6.83%             7.45%             8.27%             8.26%
Portfolio turnover rate ...................           17.35%            22.01%            16.15%            25.29%            58.64%

CLASS B
-------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........    $       2.36
                                               ------------
Income from investment operations:
 Net investment income ....................             .12
 Net realized and unrealized losses .......            (.11)
                                               ------------
Total from investment operations ..........             .01
                                               ------------
Less distributions from net investment
  income ..................................            (.13)
                                               ------------
Net asset value, end of year ..............    $       2.24
                                               ============

Total return(1) ...........................             .34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........    $     83,031
Ratios to average net assets:
 Expenses .................................            1.23%(2)
 Net investment income ....................            7.22%(2)
Portfolio turnover rate ...................          .17.35%

(1)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(2)Annualized.

(3)Based on average shares outstanding.

(7)For the period January 1,1999 (effective date) to September 30,1999 for Class B.

FRANKLIN CUSTODIAN FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

FRANKLIN INCOME FUND (CONT.)

                                                                             YEAR ENDED SEPTEMBER 30,
                                                    ---------------------------------------------------------------------------
CLASS C                                             1999(3)          1998           1997(6)             1996            1995(4)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........  $        2.34  $        2.49    $        2.30     $        2.30  $        2.18
                                               -------------  -------------    -------------     -------------  -------------
Income from investment operations:
 Net investment income ......................            .16            .16              .16               .17            .08
 Net realized and unrealized gains (losses) .           (.08)          (.11)             .21               .03            .11
                                               -------------  -------------    -------------     -------------  -------------
Total from investment operations ............            .08            .05              .37               .20            .19
                                               -------------  -------------    -------------     -------------  -------------
Less distributions from:
 Net investment income ......................           (.17)          (.17)            (.17)             (.17)          (.07)
 Net realized gains .........................           (.01)          (.03)            (.01)             (.03)          --
                                               -------------  -------------    -------------     -------------  -------------
Total distributions .........................           (.18)          (.20)            (.18)             (.20)          (.07)
                                               -------------  -------------    -------------     -------------  -------------
Net asset value, end of year ................  $        2.24  $        2.34    $        2.49     $        2.30  $        2.30
                                               =============  =============    =============     =============  =============

Total return(1) .............................           3.46%          1.70%           16.72%             8.86%          8.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............  $     997,438  $   1,014,634    $     695,355     $     343,314  $      65,822
Ratios to average net assets:
 Expenses ...................................           1.23%          1.22%            1.22%             1.21%          1.23%(2)
 Net investment income ......................           6.97%          6.35%            6.96%             7.84%          7.89%(2)
Portfolio turnover rate .....................          17.35%         22.01%           16.15%            25.29%         58.64%

ADVISOR CLASS
-------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........  $        2.34  $        2.48    $        2.34
                                               -------------  -------------    -------------
Income from investment operations:
 Net investment income ......................            .17            .17              .14
 Net realized and unrealized gains (losses) .           (.09)          (.10)             .14
                                               -------------  -------------    -------------
Total from investment operations ............            .08            .07              .28
                                               -------------  -------------    -------------
Less distributions from:
 Net investment income ......................           (.18)          (.18)            (.14)
 Net realized gains .........................           (.01)          (.03)              --
                                               -------------  -------------    -------------
Total distributions .........................           (.19)          (.21)            (.14)
                                               -------------  -------------    -------------
Net asset value, end of year ................  $        2.23  $        2.34    $        2.48
                                               =============  =============    =============

Total return(1) .............................           3.71%          2.82%           12.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............  $      23,891     $      21,851  $      13,318
Ratios to average net assets:
 Expenses ...................................            .58%           .57%             .57%(2)
 Net investment income ......................           7.60%          7.02%            7.58%(2)
Portfolio turnover rate .....................          17.35%         22.01%           16.15%

(1)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(2)Annualized.

(3)Based on average shares outstanding.

(4)For the period May 1,1995 (effective date) to September 30,1995 for Class C.

(6)For the period January 2,1997 (effective date) to September 30,1997 for Advisor Class.


                     See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30,1999

   INCOME FUND                                                                COUNTRY                SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 30.2%
   CONSUMER DURABLES .4%
   General Motors Corp. .........................................           United States             450,000           $ 28,321,875
                                                                                                                        ------------

   CONSUMER NON-DURABLES 1.6%
   Nabisco Group Holdings Corp ..................................           United States             600,000              9,000,000
   Philip Morris Cos. Inc. ......................................           United States           3,300,000            112,818,750
   R.J. Reynolds Tobacco Holdings Inc. ..........................           United States             300,000              8,100,000
                                                                                                                        ------------
                                                                                                                         129,918,750
                                                                                                                        ------------
   ELECTRONIC TECHNOLOGY .1%
(a)Anacomp Inc. .................................................           United States             263,900              4,346,103
                                                                                                                        ------------

   ENERGY MINERALS 1.9%
   Athabasca Oil Sands Trust ....................................           Canada                  2,700,000             43,821,028
   BP Prudhoe Bay Royalty Trust .................................           United States             500,000              5,406,250
   Canadian Oil Sands Trust Units ...............................           Canada                  2,400,000             41,075,196
   EOG Resources Inc ............................................           United States           1,800,000             38,250,000
(a)Santa Fe Snyder Corp. ........................................           United States             693,405              6,240,645
   Ultramar Diamond Shamrock Corp. ..............................           United States             625,000             15,937,500
                                                                                                                        ------------
                                                                                                                         150,730,619
                                                                                                                        ------------

   NON-ENERGY MINERALS 1.9%
   Anglo American Platinum Corp. Ltd., ADR ......................           South Africa              943,691             25,039,268
   AngloGold Ltd., ADR ..........................................           South Africa            2,320,000             72,935,000
   De Beers Consolidated Mines AG, ADR ..........................           South Africa              400,000             10,800,000
   Impala Platinum Holdings Ltd., ADR ...........................           South Africa            1,184,200             40,854,900
                                                                                                                        ------------
                                                                                                                         149,629,168
                                                                                                                        ------------

   PROCESS INDUSTRIES .2%
(a)Dan River Inc., A ............................................           United States             547,400              3,558,100
   Lyondell Chemical Co. ........................................           United States           1,000,000             13,375,000
                                                                                                                        ------------
                                                                                                                          16,933,100
                                                                                                                        ------------

   PRODUCER MANUFACTURING .3%
   McDermott International Inc ..................................           United States           1,300,000             26,325,000
                                                                                                                        ------------

   UTILITIES 23.8%
   American Electric Power Co. Inc. .............................           United States           2,200,000             75,075,000
   Central & South West Corp ....................................           United States           3,796,600             80,203,175
   CINergy Corp. ................................................           United States           2,000,000             56,625,000
   Conectiv Inc .................................................           United States           2,200,000             43,175,000
   Dominion Resources Inc. ......................................           United States           2,300,000            103,787,500
   Edison International .........................................           United States           3,100,000             75,368,750
   Energy East Corp. ............................................           United States           1,900,000             45,125,000
   Entergy Corp. ................................................           United States           3,400,000             98,387,500
   FirstEnergy Corp .............................................           United States           2,100,000             53,550,000
   Florida Progress Corp ........................................           United States           2,622,800            121,304,500
   FPL Group Inc ................................................           United States           1,400,000             70,525,000
   GPU Inc ......................................................           United States           1,700,000             55,462,500
   Hawaiian Electric Industries Inc .............................           United States             610,000             21,464,375
   KeySpan Corp .................................................           United States           1,500,000             42,937,500
   New Century Energies Inc .....................................           United States           1,805,000             60,354,687
   New England Electric System ..................................           United States           1,700,000             88,187,500
   Northern States Power Co .....................................           United States           2,020,000             43,556,250
   Pacificorp ...................................................           United States             525,000             10,565,625
   PECO Energy Co ...............................................           United States           2,596,000             97,350,000
   PG&E Corp ....................................................           United States           3,100,000             80,212,500
   Potomac Electric Power Co. ...................................           United States           2,000,000             50,875,000
   Public Service Enterprise Group Inc ..........................           United States           2,350,000             90,768,750
   Reliant Energy Inc ...........................................           United States           1,900,000             51,418,750
   SCANA Corp. ..................................................           United States             800,000             19,350,000
   Sempra Energy ................................................           United States           3,100,000             64,518,750
   Sierra Pacific Resources .....................................           United States             825,000             18,356,250
   Southern Co ..................................................           United States           2,600,000             66,950,000

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)

   INCOME FUND                                                                              COUNTRY         SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UTILITIES (CONT.)
   Texas Utilities Co. ...............................................................    United States    2,637,250  $   98,402,390
   U.S. West Inc. ....................................................................    United States      800,000      45,650,000
   Western Resources Inc. ............................................................    United States    2,200,000      47,025,000
                                                                                                                      --------------
                                                                                                                       1,876,532,252
                                                                                                                      --------------
   MISCELLANEOUS
   Miscellaneous .....................................................................                                            68
                                                                                                                      --------------
   TOTAL COMMON STOCKS (COST $1,967,648,658)  ........................................                                 2,382,736,935
                                                                                                                      --------------
   PREFERRED STOCKS .7%
   NON-ENERGY MINERALS .1%
   Freeport-McMoran Copper & Gold Inc., cum. variable pfd., Series Gold ..............    United States      400,000       7,775,000
                                                                                                                      --------------
   PROCESS INDUSTRIES .5%
   Asia Pulp & Paper Co.Ltd., 12.00%, 12/29/49 .......................................    Indonesia       70,000,000      37,625,000
                                                                                                                      --------------
   TELECOMMUNICATIONS .1%
   Nortel Inversora SA, B, ADR .......................................................    Argentina          524,000       8,842,500
                                                                                                                      --------------
   TOTAL PREFERRED STOCKS (COST $86,776,103)  ........................................                                    54,242,500
                                                                                                                      --------------
   CONVERTIBLE PREFERRED STOCKS 10.8%
   ENERGY MINERALS 3.0%
(a)Chesapeake Energy Corp., 7.00%, cvt. pfd., 144A ...................................    United States      800,000      26,600,000
   Devon Financing Trust, $3.25, cvt. pfd., 144A .....................................    United States      500,000      34,218,750
   Kerr-McGee Corp., 5.50%, cvt. pfd. (exchangeable into Devon Energy Corp. common) ..    United States    1,512,000      59,346,000
   Lomak Financing Trust, 5.75%, cvt. pfd.............................................    United States    1,500,000      36,000,000
   Newfield Financial Trust I, 6.50%, cvt. pfd........................................    United States      750,000      40,875,000
   Nuevo Financing I, 5.75%, cvt. pfd., A ............................................    United States    1,450,000      43,137,500
                                                                                                                      --------------
                                                                                                                         240,177,250
                                                                                                                      --------------
   REAL ESTATE 4.1%
   Apartment Investment & Management Co., 8.00%, cvt. pfd., K ........................    United States    1,700,000      41,650,000
   Archstone Communities Trust, $1.75, cvt. pfd., A ..................................    United States    1,040,000      27,690,000
   Felcor Lodging Trust Inc., $1.95, cvt. pfd., A ....................................    United States    2,100,000      35,043,750
   Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ................................    United States    3,400,000      55,887,500
   Host Marriott Corp., 6.75%, cvt. pfd...............................................    United States    1,200,000      41,100,000
   Innkeepers USA Trust, 8.625%, cvt. pfd., A ........................................    United States    2,000,000      34,000,000
   Prologis Trust, 7.00%, cvt. pfd., B  ..............................................    United States      800,000      19,500,000
   Reckson Associates Realty Corp., 7.625%, cvt. pfd., A .............................    United States    1,750,000      35,328,125
   Vornado Realty Trust, 6.50%, cvt. pfd., A .........................................    United States      700,000      32,725,000
                                                                                                                      --------------
                                                                                                                         322,924,375
                                                                                                                      --------------
   INDUSTRIAL SERVICES .6%
   Weatherford International Inc., 5.00%, cvt. pfd., 144A ............................    United States    1,200,000      44,700,000
                                                                                                                      --------------
   NON-ENERGY MINERALS 1.0%
   Armco Inc., $3.625, cvt. pfd., A ..................................................    United States      300,000      15,450,000
   Armco Inc., $4.50, cvt. pfd., B ...................................................    United States      114,200       5,695,725
   Battle Mountain Gold Co., $3.25, cvt. pfd..........................................    United States      295,000      10,325,000
   Cyprus Amax Minerals Co., $4.00, cvt. pfd., A .....................................    United States      300,000      14,775,000
   Hecla Mining Co., 7.00%, cvt. pfd., B  ............................................    United States      375,000      12,726,563
   Kinam Gold Inc., $3.75, cvt. pfd., B ..............................................    United States      650,000      23,075,000
                                                                                                                      --------------
                                                                                                                          82,047,288
                                                                                                                      --------------
   TELECOMMUNICATIONS .8%
   Nortel Inversora SA, 10.00%, cvt. pfd. (exchangeable into Telecom Argentina
    Stet-France Telecom SA, B, ADR, common)  .........................................    Argentina        1,200,000      58,950,000
                                                                                                                      --------------
   TRANSPORTATION .4%
   Union Pacific Capital Trust, 6.25%, cvt. pfd.......................................    United States      600,000      27,450,000
                                                                                                                      --------------
   UTILITIES .9%
   CMS Energy Trust I, 7.75%, cvt. pfd. ..............................................    United States    1,600,000      74,000,000
                                                                                                                      --------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,000,497,824) ..........................                                   850,248,913
                                                                                                                      --------------



FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)

                                                                                                          PRINCIPAL
INCOME FUND                                                                              COUNTRY           AMOUNT(*)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS 18.1%
COMMERCIAL SERVICES .2%
AmeriServe Food Distribution Inc., senior unsecured sub. note, 10.125%, 7/15/07 ....    United States   $ 25,000,000  $   16,875,000
                                                                                                                      --------------
CONSUMER DURABLES .2%
E&S Holdings Corp., senior sub. note, B, 10.375%, 10/01/06 .........................    United States     32,000,000      12,960,000
                                                                                                                      --------------
CONSUMER NON-DURABLES 3.1%
Compania de Alimentos Fargo SA, senior note, 13.25%, 8/01/08 .......................    Argentina         30,000,000      23,325,000
Del Monte Corp., senior sub. note, B, 12.25%, 4/15/07 ..............................    United States     25,000,000      27,375,000
Doane Pet Care Co., senior unsecured sub. note, 9.75%, 5/15/07 .....................    United States     15,381,000      15,457,905
Evenflo Company Inc., senior note, B, 11.75%, 8/15/06 ..............................    United States     28,000,000      27,580,000
Hartmarx Corp., senior sub. note, 10.875%, 1/15/02 .................................    United States     35,000,000      35,525,000
International Home Foods Inc., senior sub. note, 10.375%, 11/01/06 .................    United States     30,000,000      30,675,000
Playtex Family Products Corp., senior sub. note, 9.00%, 12/15/03 ...................    United States     38,500,000      38,692,500
Revlon Consumer Products Corp., senior sub. note, 8.625%, 2/01/08 ..................    United States     23,000,000      18,917,500
Specialty Foods Corp., senior note, 11.25%, 8/15/01 ................................    United States     20,000,000      18,700,000
The William Carter Co., senior sub. note, A, 10.375%, 12/01/06 .....................    United States      6,000,000       5,970,000
                                                                                                                      --------------
                                                                                                                         242,217,905
                                                                                                                      --------------
CONSUMER SERVICES 2.2%
AMF Bowling Worldwide Inc., senior sub. note, B, 10.875%, 3/15/06 ..................    United States     17,000,000      12,410,000
Cablevision SA, 144A, 13.75%, 5/01/09 ..............................................    Argentina         30,000,000      27,750,000
Coast Hotel & Casino Inc., senior sub. note, 9.50%, 4/01/09 ........................    United States     14,000,000      13,160,000
CSC Holdings Inc., senior sub. deb., 9.875%, 4/01/23 ...............................    United States     40,000,000      41,500,000
Eldorado Resorts LLC, senior sub. note, 10.50%, 8/15/06 ............................    United States      8,000,000       8,240,000
Hard Rock Hotel Inc., senior sub. note, B, 9.25%, 4/01/05 ..........................    United States     19,000,000      15,865,000
Harvey's Casino Resorts, senior sub. note, 10.625%, 6/01/06 ........................    United States     11,000,000      11,220,000
Protection One Alarm Monitoring Inc., senior sub. note, 144A, 8.125%, 1/15/09 ......    United States     28,000,000      19,040,000
Venetian Casino/Las Vegas Sands, mortgage note, 12.25%, 11/15/04 ...................    United States     30,000,000      23,850,000
                                                                                                                      --------------
                                                                                                                         173,035,000
                                                                                                                      --------------
ELECTRONIC TECHNOLOGY 1.7%
Anacomp Inc., senior sub. note, B, 10.875%, 4/01/04 ................................    United States     60,000,000      59,700,000
Samsung Electronics America Inc., note, 144A, 9.75%, 5/01/03 .......................    United States     70,000,000      71,750,000
                                                                                                                      --------------
                                                                                                                         131,450,000
                                                                                                                      --------------
ENERGY MINERALS 2.5%
Bellwether Exploration Co., senior sub. note, 10.875%, 4/01/07 .....................    United States     39,000,000      35,880,000
Chesapeake Energy Corp., senior note, Series B, 7.875%, 3/15/04 ....................    United States      5,000,000       4,425,000
Conproca SA, S.F., senior secured note, 144A, 12.00%, 6/16/10 ......................    Mexico            90,000,000      85,050,000
Denbury Management Inc., senior unsecured sub. note, 9.00%, 3/01/08 ................    United States     41,000,000      37,720,000
Mesa Operating Co., senior unsecured sub. note, 10.625%, 7/01/06 ...................    United States      5,000,000       5,512,500
Plains Resources Inc., senior sub. note, B, 10.25%, 3/15/06 ........................    United States      8,000,000       8,080,000
R & B Falcon Corp., senior note, B, 6.50%, 4/15/03 .................................    United States     22,000,000      19,690,000
                                                                                                                      --------------
                                                                                                                         196,357,500
                                                                                                                      --------------
FINANCE .4%
IBJ Preferred Capital Co.LLC, A, 144A, 8.79%, 12/29/49 .............................    United States     34,000,000      32,555,000
                                                                                                                      --------------
HEALTH TECHNOLOGY .7%
Dade International Inc., senior sub. note, B, 11.125%, 5/01/06 .....................    United States     22,000,000      22,880,000
ICN Pharmaceuticals Inc., senior note, B, 9.25%, 8/15/05  ..........................    United States     37,000,000      34,965,000
                                                                                                                      --------------
                                                                                                                          57,845,000
                                                                                                                      --------------
INDUSTRIAL SERVICES .6%
Allied Waste North America Inc., senior sub. note, 144A, 10.00%, 8/01/09 ...........    United States     37,000,000      33,947,500
First Wave Marine Inc., senior note, 11.00%, 2/01/08 ...............................    United States     10,000,000       7,550,000
Great Lakes Dredge & Dock Corp., senior unsecured sub. note, 11.25%, 8/15/08 .......    United States     10,000,000      10,150,000
                                                                                                                      --------------
                                                                                                                          51,647,500
                                                                                                                      --------------


FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)

                                                                                                          PRINCIPAL
   INCOME FUND                                                                            COUNTRY          AMOUNT(*)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   PROCESS INDUSTRIES 3.9%
   Applied Extrusion Technology, senior note, B, 11.50%, 4/01/02 ...................    United States   $ 25,000,000  $   25,625,000
   Consoltex Group Inc., senior sub. note, B, 11.00%, 10/01/03 .....................    United States     50,000,000      50,250,000
   Four M Corp., senior note, B, 12.00%, 6/01/06 ...................................    United States     30,000,000      27,150,000
   Lyondell Chemical Co., secured note, A, 9.625%, 5/01/07 .........................    United States      6,500,000       6,467,500
   Lyondell Chemical Co., senior sub. note, 10.875%, 5/01/09 .......................    United States      6,500,000       6,532,500
   Packaging Resources Inc., senior note, 11.625%, 5/01/03 .........................    United States     42,000,000      42,630,000
   Printpack Inc., senior sub. note, B, 10.625%, 8/15/06  ..........................    United States     50,000,000      46,500,000
   RBX Corp., senior sub. note, B, 11.25%, 10/15/05 ................................    United States     60,000,000      12,600,000
   Riverwood International, senior sub. note, 10.875%, 4/01/08  ....................    United States     50,000,000      47,250,000
   Tjiwi Kimia Finance Mauritius, senior unsecured note, 10.00%, 8/01/04 ...........    Indonesia         70,000,000      40,950,000
                                                                                                                      --------------
                                                                                                                         305,955,000
                                                                                                                      --------------
   PRODUCER MANUFACTURING 1.4%
   Collins & Aikman Products, senior sub. note, 11.50%, 4/15/06 ....................    United States     35,000,000      33,512,500
   Nortek Inc., senior sub. note, 9.875%, 3/01/04 ..................................    United States     18,500,000      18,222,500
   Outsourcing Services Group Inc., senior sub. note, 144A, 10.875%, 3/01/06  ......    United States     22,000,000      20,460,000
   Thermadyne Industries Inc., sub. note, 10.75%, 11/01/03  ........................    United States     14,500,000      13,702,500
   Trench Electric & Trench Inc., senior sub. deb., 10.25%, 12/15/07 ...............    Canada            30,000,000      27,150,000
                                                                                                                      --------------
                                                                                                                         113,047,500
                                                                                                                      --------------
   TELECOMMUNICATIONS 1.2%
   Metrocall Inc., senior sub. note, 11.00%, 9/15/08 ...............................    United States     32,000,000      20,000,000
   Nextlink Communications Inc., senior unsecured note, 10.75%, 6/01/09 ............    United States     46,000,000      46,115,000
   Paging Network Inc., senior sub. note, 10.125%, 8/01/07 .........................    United States     25,000,000       7,000,000
(e)Williams Communications Group Inc., senior note, 10.875%, 10/01/09 ..............    United States     19,000,000      18,857,310
                                                                                                                      --------------
                                                                                                                          91,972,310
                                                                                                                      --------------
   TOTAL BONDS (COST $1,580,770,660) ...............................................                                   1,425,917,715
                                                                                                                      --------------
   CONVERTIBLE BONDS 5.2%
   ELECTRONIC TECHNOLOGY .1%
   Trans-Lux Corp., cvt. sub. note, 7.50%, 12/01/06 ................................    United States      8,000,000       7,000,000
                                                                                                                      --------------
   ENERGY MINERALS 1.0%
   Kerr McGee Corp., cvt., 7.50%, 5/15/14 ..........................................    United States     28,422,000      28,031,198
   Swift Energy Co., cvt. sub. note, 6.25%, 11/15/06 ...............................    United States     57,750,000      47,643,750
                                                                                                                      --------------
                                                                                                                          75,674,948
                                                                                                                      --------------
   HEALTH SERVICES
(b)Continucare Corp., cvt. sub. note, 144A, 8.00%, 10/31/02 ........................    United States      9,500,000         475,000
                                                                                                                      --------------
   Industrial Services .6%
   Key Energy Services Inc., cvt., 5.00%, 9/15/04 ..................................    United States     50,000,000      35,062,500
   Parker Drilling Co., cvt. sub. note, 5.50%, 8/01/04 .............................    United States     11,500,000       8,783,125
                                                                                                                      --------------
                                                                                                                          43,845,625
                                                                                                                      --------------
   NON-ENERGY MINERALS 1.4%
   Ashanti Capital Ltd., cvt., 5.50%, 3/15/03 ......................................    Ghana             50,000,000      41,750,000
   Coeur D'Alene Mines Corp., cvt. senior sub. deb., 6.00%, 6/10/02 ................    United Kingdom       900,000         562,500
   Coeur D'Alene Mines Corp., cvt. sub. deb., 6.375%, 1/31/04 ......................    United States     20,000,000      12,700,000
   Trizec Hahn Corp., cvt. senior deb., 3.00%, 1/29/21 (exchangeable into
        Barrick Gold Corp. common)  ................................................    Canada            70,000,000      55,829,200
                                                                                                                      --------------
                                                                                                                         110,841,700
                                                                                                                      --------------
   PROCESS INDUSTRIES .3%
   APP Finance VI Mauritius Ltd., cvt., zero cpn., 11/18/12 ........................    Indonesia        150,000,000      27,562,500
                                                                                                                      --------------
   PRODUCER MANUFACTURING .4%
   Exide Corp., cvt. senior sub. note, 144A, 2.90%, 12/15/05 .......................    United States     50,000,000      29,500,000
                                                                                                                      --------------


FRANKLIN CUSTODIAN FUNDS, INC.
Statement of Investments, September 30, 1999 (cont.)

                                                                                                     PRINCIPAL
   INCOME FUND                                                                       COUNTRY         AMOUNT(*)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   REAL ESTATE 1.4%
   Macerich Co., cvt. sub. deb., 144A, 7.25%, 12/15/02  .......................    United States   $ 58,000,000       $   52,780,000
   Meristar Hospitality Corp., cvt. sub. note, 4.75%, 10/15/04  ...............    United States     82,000,000           61,602,500
                                                                                                                      --------------
                                                                                                                         114,382,500
                                                                                                                      --------------
   TOTAL CONVERTIBLE BONDS (COST $451,882,680)  ...............................                                          409,282,273
                                                                                                                      --------------
   FOREIGN GOVERNMENT BONDS 15.3%
   ESCOM, E168, 11.00%, 6/01/08  ..............................................    South Africa     320,000,000 ZAR       42,186,666
   Republic of Argentina, L-GP, step coupon, 6.00%, 3/31/23  ..................    Argentina        520,000,000          332,475,000
   Republic of Brazil, 11.625%, 4/15/04  ......................................    Brazil            45,000,000           42,243,750
   Republic of Brazil, A, FRN, 6.50%, 1/01/01  ................................    Brazil            22,232,250           21,537,492
   Republic of Brazil, FRN, 5.75%, 4/15/24  ...................................    Brazil           280,000,000          158,550,000
   Republic of Brazil, L, FRN, 5.875%, 4/15/06  ...............................    Brazil           223,250,000          176,367,500
   Republic of Korea, 8.875%, 4/15/08  ........................................    South Korea      225,000,000          233,916,750
   Republic of South Africa, 12.00%, 2/28/05  .................................    South Africa     265,000,000 ZAR       40,346,250
   Republic of Turkey, 12.375%, 6/15/09  ......................................    Turkey            70,000,000           69,825,000
   Russia Ministry of Finance, 11.75%, 6/10/03  ...............................    Russia            90,000,000           46,845,000
   Russia Ministry of Finance, Reg S, 10.00%, 6/26/07  ........................    Russia            90,000,000           38,362,500
                                                                                                                      --------------
   TOTAL FOREIGN GOVERNMENT BONDS (COST $1,301,352,609)   .....................                                        1,202,655,908
                                                                                                                      --------------
   U.S. GOVERNMENT SECURITIES 12.9%
   FHLMC, 5.75%, 4/15/08  .....................................................    United States    150,000,000          141,219,750
   U.S. Treasury Bond, 7.125%, 2/15/23  .......................................    United States    250,000,000          271,406,250
   U.S. Treasury Bond, 6.25%, 8/15/23  ........................................    United States    506,000,000          497,935,878
   U.S. Treasury Bond, 6.125%, 11/15/27  ......................................    United States    110,000,000          106,906,250
                                                                                                                      --------------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $991,178,061)   .....................                                        1,017,468,128
                                                                                                                      --------------
   ZERO COUPON/STEP-UP BONDS 4.4%
   AMF Bowling Worldwide Inc., senior disc. note, B, zero cpn. to 3/15/01,
          12.25% thereafter, 3/15/06  .........................................    United States     26,294,000           15,513,460
   Charter Communications Holdings LLC, senior disc. note, 144A, zero cpn.
          to 8/01/04, 9.92% thereafter, 8/01/11  ..............................    United States     60,000,000           35,850,000
   Crown Castle International Corp., senior disc. note, 144A, zero cpn.
          to 8/01/04, 11.25% thereafter, 8/01/11  .............................    United States     50,000,000           28,750,000
   Huntsman ICI Chemicals, zero cpn., senior disc. note, 144A, 12/31/09  ......    United States     75,000,000           18,750,000
(b)International Wireless Communications, senior disc. note, 8/15/01  .........    United States     13,500,000            1,350,000
   Level 3 Communications Inc., senior disc. note, zero cpn to 12/01/03,
          10.50% thereafter, 12/01/08  ........................................    United States     50,000,000           28,250,000
   Loral Space and Communications Ltd., senior disc. note, zero cpn.
          to 1/15/02, 12.50% thereafter, 1/15/07 ..............................    United States      5,500,000            2,667,500
   Mesa Operating Co., senior unsecured sub. note, zero cpn. to 7/01/01,
          11.625% thereafter, 7/01/06  ........................................    United States     15,000,000           11,437,500
   Microcell Telecommunications Inc., senior disc. note, zero cpn.
          to 6/01/04, 12.00% thereafter, 6/01/09  .............................    United States     50,000,000           30,375,000
   Nextel Communications Inc., senior disc. note, zero cpn. to 2/15/03,
          9.95% thereafter, 2/15/08  ..........................................    United States     90,000,000           63,225,000
   Nextel International Inc., senior disc. note, zero cpn. to 4/15/03,
          12.125% thereafter, 4/15/08  ........................................    United States     50,000,000           25,125,000
   Nextlink Communications Inc., 144A, zero cpn. to 6/01/04, 12.25%
          thereafter, 6/01/09  ................................................    United States     44,000,000           25,190,000
   Revlon Worldwide Corp., senior disc. note, B, 3/15/01  .....................    United States     42,000,000           23,310,000
   Specialty Foods Corp., senior sub. disc. note, zero cpn. to 6/15/05,
          11.00% thereafter, 12/15/09  ........................................    United States        957,873                 --
   Spectrasite Holdings Inc., senior disc. note, zero cpn. to 4/15/04,
          11.25% thereafter, 4/15/09  .........................................    United States     20,000,000           10,100,000
   United Pan-Europe Communications NV, senior disc. note, 144A, zero cpn.
          to 8/01/04, 12.50% thereafter, 8/01/09  .............................    Netherlands       50,000,000           28,250,000
                                                                                                                      --------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $396,026,024)   ......................                                          348,143,460
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $7,776,132,619)  .........................                                        7,690,695,832
                                                                                                                      --------------


FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)

                                                                                                      PRINCIPAL
   INCOME FUND                                                                          COUNTRY        AMOUNT*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(d)Repurchase Agreement .5%
   Joint Repurchase Agreement, 5.217%, 10/01/99 (Maturity Value $38,902,895)
      (COST $38,897,258) ............................................................               $ 38,897,258     $   38,897,258
     Banc of America Securities LLC (Maturity Value $3,917,132)
     Barclays Capital Inc. (Maturity Value $3,917,132)
     Bear, Stearns & Co. Inc. (Maturity Value $3,917,132)
     Chase Securities Inc. (Maturity Value $3,648,707)
     CIBC World Markets Corp. (Maturity Value $3,917,132)
     Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $3,197,132)
     Dresdner Kleinwort Benson, North America LLC (Maturity Value $3,917,132)
     Paine Webber Inc. (Maturity Value $3,917,132)
     Paribas Corp. (Maturity Value $3,917,132)
     Warburg Dillon Read LLC (Maturity Value $3,917,132)
     Collateralized by U.S. Treasury Bills & Notes
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $7,815,029,877) 98.1% ....................................                                 7,729,593,090
   OTHER ASSETS, LESS LIABILITIES 1.9% ..............................................                                   151,571,278
                                                                                                                     --------------
   NET ASSETS 100.0% ................................................................                                $7,881,164,368
                                                                                                                     ==============


CURRENCY ABBREVIATION
ZAR - South African Rand






*The principal amount is stated in U.S. dollars unless otherwise indicated.

(a)Non-income producing.

(b)See Note 6 regarding defaulted securities.

(d)See Note 1(c) regarding joint repurchase agreement.

(e)Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


                     See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                                          YEAR ENDED SEPTEMBER 30,
                                                 ---------------------------------------------------------------------------------
CLASS A                                           1999(3,7)            1998           1997           1996             1995
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............  $      6.99       $      6.89    $      6.72    $       6.87     $       6.51
                                                 ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ........................          .44               .46            .48             .49              .50
 Net realized and unrealized gains (losses) ...         (.37)              .10            .17            (.15)             .35
                                                 ---------------------------------------------------------------------------------
Total from investment operations ..............          .07               .56            .65             .34              .85
                                                 ---------------------------------------------------------------------------------
Less distributions from net investment income           (.44)             (.46)          (.48)           (.49)            (.49)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of year ..................  $      6.62       $      6.99    $      6.89    $       6.72     $       6.87
                                                 =================================================================================
Total return(1) ...............................         1.05%             8.41%         10.08%           5.15%           13.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............  $ 7,895,906       $ 9,049,829    $ 9,350,751    $ 10,129,483     $ 11,101,605
Ratios to average net assets:
 Expenses .....................................          .67%              .65%           .64%            .61%             .61%
 Net investment income ........................         6.43%             6.67%          7.01%           7.18%            7.50%
Portfolio turnover rate(8) ....................        15.04%            25.98%          1.74%           8.01%            5.48%

CLASS B
-----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............  $      6.91
Income from investment operations:
 Net investment income ........................          .30
 Net realized and unrealized losses ...........         (.28)
                                                 -----------
Total from investment operations ..............          .02
                                                 -----------
Less distributions from net investment income           (.31)
                                                 -----------
Net asset value, end of year ..................  $      6.62
                                                 ===========
Total return(1) ...............................          .25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............  $    51,433
Ratios to average net assets:
 Expenses .....................................         1.22%(2)
 Net investment income ........................         5.93%(2)
Portfolio turnover rate(8) ....................        15.04%

(1)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(2)Annualized.

(3)Based on average shares outstanding.

(7)For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.

(8)Maturity of U.S. government issues and the reinvestment of the proceeds thereof are considered as purchases and sales of securities in computing the portfolio turnover rate.


FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights (continued)

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONT.)

                                                                               YEAR ENDED SEPTEMBER 30,
                                                       ------------------------------------------------------------------------
CLASS C                                                 1999(3)           1998        1997(6)           1996       1995(4)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................  $    6.97       $    6.87     $    6.70        $   6.85    $   6.67
                                                       ------------------------------------------------------------------------
Income from investment operations:
 Net investment income ..............................        .40             .42           .44             .45         .21
 Net realized and unrealized gains (losses) .........       (.37)            .10           .17            (.15)        .16
                                                       ------------------------------------------------------------------------
Total from investment operations ....................        .03             .52           .61             .30         .37
                                                       ------------------------------------------------------------------------
Less distributions from net investment income........       (.40)           (.42)         (.44)           (.45)       (.19)
                                                       ------------------------------------------------------------------------
Net asset value, end of year ........................  $    6.60       $    6.97     $    6.87        $   6.70    $   6.85
                                                       ========================================================================
Total return(1) .....................................        .50%           7.85%         9.48%           4.55%       5.66%
Ratios/supplemental data
Net assets, end of year (000's) .....................  $ 308,961       $ 271,665     $ 120,818        $ 57,657    $ 11,695

RATIOS TO AVERAGE NET ASSETS:
 Expenses ...........................................       1.22%           1.21%         1.20%           1.17%       1.18%(2)
 Net investment income ..............................       5.89%           6.10%         6.44%           6.80%       6.48%(2)
Portfolio turnover rate(8) ..........................      15.04%          25.98%         1.74%           8.01%       5.48%

ADVISOR CLASS
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................  $    7.00       $    6.90     $    6.76
                                                       ---------------------------------------------
Income from investment operations:
 Net investment income ..............................        .45             .47           .38
 Net realized and unrealized gains (losses) .........       (.37)            .10           .12
                                                       ---------------------------------------------
Total from investment operations ....................        .08             .57           .50
                                                       ---------------------------------------------
Less distributions from net investment income........       (.45)           (.47)         (.36)
                                                       ---------------------------------------------
Net asset value, end of year ........................  $    6.63       $    7.00     $    6.90
                                                       =============================================
Total return(1) .....................................       1.16%           8.51%         7.68%
Ratios/supplemental data
Net assets, end of year (000's) .....................  $  15,544       $  36,308     $  14,469
Ratios to average net assets:
 Expenses ...........................................        .57%            .56%          .56%(2)
 Net investment income ..............................       6.53%           6.75%         7.01%(2)
Portfolio turnover rate(8) ..........................      15.04%          25.98%         1.74%

(1)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(2)Annualized.

(3)Based on average shares outstanding.

(4)For the period May 1, 1995 (effective date) to September 30, 1995 for Class
   C. (6)For the period January 2, 1997 (effective date) to September 30, 1997 for Advisor Class.

(8)Maturity of U.S. government issues and the reinvestment of the proceeds thereof are considered as purchases and sales of securities in computing the portfolio turnover rate.


                     See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999

                                                                                              PRINCIPAL
U.S. GOVERNMENT SECURITIES FUND                                                                 AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 96.9%
GNMA I, SF, 5.50%, 5/15/28 - 1/15/29 .....................................................  $   14,590,953   $   13,152,245
GNMA II, 5.50%, 11/20/28 - 3/20/29 .......................................................      27,653,190       24,853,580
GNMA I, SF, 6.00%, 9/15/23 - 12/15/28 ....................................................     260,302,388      242,407,522
GNMA II, 6.00%, 10/20/23 - 2/20/29 .......................................................     902,256,726      835,898,040
GNMA I, SF, 6.50%, 3/15/03 - 6/15/29 .....................................................   2,088,694,269    2,006,525,259
GNMA II, 6.50%, 6/20/24 - 7/20/28 ........................................................     373,405,587      356,763,779
GNMA I, SF, 6.75%, 3/15/26 - 5/15/26 .....................................................       3,003,889        2,912,053
GNMA PL, 6.75%, 1/15/34 ..................................................................      35,699,144       34,009,760
GNMA I, SF, 7.00%, 4/15/16 - 7/15/29 .....................................................   1,711,945,279    1,689,754,591
GNMA PL, 7.00%, 9/15/35 ..................................................................       8,877,182        8,585,864
GNMA I, SF, 7.25%, 10/15/25 - 1/15/26 ....................................................       5,974,150        5,927,126
GNMA I, SF, 7.50%, 6/15/05 - 7/15/29 .....................................................     926,209,378      933,542,747
GNMA II, 7.50%, 10/20/22 - 12/20/26 ......................................................     103,667,609      104,037,056
GNMA PL, 7.75%, 10/15/12 .................................................................       5,150,393        5,239,661
GNMA I, SF, 8.00%, 10/15/07 - 5/15/26 ....................................................     630,566,754      649,431,655
GNMA II, 8.00%, 8/20/16 - 10/20/26 .......................................................      38,511,535       39,391,227
GNMA PL, 8.00%, 1/15/32 - 5/15/32 ........................................................      14,019,342       14,324,111
GNMA I, GPM, 8.25%, 3/15/17 - 11/15/17 ...................................................       4,213,568        4,369,273
GNMA PL, 8.25%, 2/15/28 ..................................................................      12,753,840       13,356,390
GNMA I, SF, 8.50%, 5/15/16 - 11/15/24 ....................................................     131,918,455      137,684,384
GNMA II, 8.50%, 4/20/16 - 6/20/25 ........................................................      26,200,905       27,144,563
GNMA II, GPM, 8.75%, 3/20/17 - 7/20/17 ...................................................         549,877          575,710
GNMA I, SF, 9.00%, 10/15/04 - 7/15/23 ....................................................     161,183,574      170,001,747
GNMA II, 9.00%, 5/20/16 - 11/20/21 .......................................................       8,592,446        8,994,629
GNMA I, GPM, 9.25%, 5/15/16 - 1/15/17 ....................................................       2,651,398        2,811,229
GNMA I, SF, 9.50%, 5/15/09 - 2/15/23 .....................................................      91,376,650       98,199,201
GNMA II, 9.50%, 9/20/15 - 4/20/25 ........................................................       6,490,675        6,918,133
GNMA I, GPM, 10.00%, 11/15/09 - 11/15/13 .................................................       2,859,996        3,080,133
GNMA I, SF, 10.00%, 4/15/12 - 4/15/25 ....................................................     106,591,630      116,452,743
GNMA II, 10.00%, 8/20/13 - 3/20/21 .......................................................      11,419,028       12,371,762
GNMA I, GPM, 10.25%, 2/15/16 - 2/15/21 ...................................................         913,201          994,880
GNMA I, SF, 10.50%, 8/15/00 - 10/15/21 ...................................................      77,547,683       86,325,938
GNMA II, 10.50%, 9/20/13 - 3/20/21 .......................................................      21,015,950       23,184,836
GNMA I, GPM, 11.00%, 12/15/09 - 3/15/11 ..................................................       5,976,263        6,513,646
GNMA I, SF, 11.00%, 1/15/01 - 5/15/21 ....................................................      68,061,814       76,188,783
GNMA II, 11.00%, 7/20/13 - 1/20/21 .......................................................       4,893,706        5,448,058
GNMA I, GPM, 11.25%, 6/15/13 - 1/15/16 ...................................................       2,561,240        2,826,111
GNMA I, GPM, 11.50%, 3/15/10 - 6/15/13 ...................................................         825,522          912,803
GNMA I, SF, 11.50%, 2/15/13 - 12/15/17 ...................................................      14,598,813       16,490,988
GNMA II, 11.50%, 8/20/13 - 4/20/18 .......................................................       1,097,729        1,231,731
GNMA II, GPM, 11.50%, 7/20/13 - 1/20/14 ..................................................         128,125          143,547
GNMA I, GPM, 11.75%, 7/15/13 - 12/15/15 ..................................................         583,167          648,350
GNMA I, GPM, 12.00%, 10/15/10 - 1/15/13 ..................................................         239,362          265,594
GNMA I, SF, 12.00%, 5/15/11 - 7/15/18 ....................................................      66,928,963       76,029,259
GNMA II, 12.00%, 9/20/13 - 2/20/16 .......................................................       2,939,686        3,310,514
GNMA I, GPM, 12.50%, 4/15/10 - 10/15/12 ..................................................         616,993          693,039
GNMA I, SF, 12.50%, 1/15/10 - 8/15/18 ....................................................      61,419,655       70,573,959
GNMA II, 12.50%, 9/20/13 - 11/20/15 ......................................................       2,852,647        3,241,868
GNMA I, GPM, 12.75%, 5/15/14 - 6/15/15 ...................................................           9,331           10,582
GNMA I, SF, 13.00%, 7/15/10 - 1/15/16 ....................................................      58,824,932       68,290,021
GNMA II, 13.00%, 10/20/13 - 9/20/15 ......................................................       1,875,840        2,148,514
                                                                                                             --------------
Total Government National Mortgage Association (GNMA) (Cost $8,137,666,127)...............                    8,014,189,194
                                                                                                             --------------


FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)

                                                                                             PRINCIPAL
   U.S. GOVERNMENT SECURITIES FUND                                                             AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 2.4%
(c)U.S. Treasury Bills, 11/12/99 - 1/27/00 ...............................................  $ 165,980,000   $  164,217,554
   U.S. Treasury Notes, 6.875%, 3/31/00 ..................................................     23,400,000       23,612,074
   U.S. Treasury Notes, 7.75%, 12/31/99 ..................................................     10,000,000       10,068,750
                                                                                                            --------------
   TOTAL SHORT TERM INVESTMENTS (COST $198,268,439).......................................                     197,898,378
                                                                                                            --------------
   TOTAL INVESTMENTS (COST $8,335,934,566) 99.3% .........................................                   8,212,087,572
   OTHER ASSETS, LESS LIABILITIES .7% ....................................................                      59,756,863
                                                                                                            --------------
   NET ASSETS 100.0% .....................................................................                  $8,271,844,435
                                                                                                            ==============

(c)Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.


                     See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights

FRANKLIN UTILITIES FUND

                                                                               YEAR ENDED SEPTEMBER 30,
                                                 --------------------------------------------------------------------------------
CLASS A                                           1999(3,7)              1998            1997            1996            1995
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............  $     11.36        $      10.04     $      9.73     $      9.75     $      8.33
                                                 --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ........................          .48                 .52             .53             .54             .53
 Net realized and unrealized gains (losses) ...        (1.41)               1.58             .73             .03            1.42
                                                 --------------------------------------------------------------------------------
Total from investment operations ..............         (.93)               2.10            1.26             .57            1.95
                                                 --------------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................         (.52)               (.52)           (.52)           (.52)           (.52)
 Net realized gains ...........................         (.33)               (.26)           (.43)           (.07)           (.01)
                                                 --------------------------------------------------------------------------------
Total distributions ...........................         (.85)               (.78)           (.95)           (.59)           (.53)
                                                 --------------------------------------------------------------------------------
Net asset value, end of year ..................  $      9.58        $      11.36     $     10.04     $      9.73     $      9.75
                                                 ================================================================================
Total return(1) ...............................        (8.54%)             21.71%          13.72%           5.94%          24.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............  $ 1,594,862        $  2,054,546     $ 1,953,273     $ 2,400,561     $ 2,765,976
Ratios to average net assets:
 Expenses .....................................          .80%                .76%            .75%            .71%            .73%
 Net investment income ........................         4.60%               4.73%           5.26%           5.24%           5.88%
Portfolio turnover rate .......................        33.99%              11.77%           7.24%          17.05%           5.55%

CLASS B
----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........   $     11.08
                                                -----------
Income from investment operations:
 Net investment income ......................           .31
 Net realized and unrealized losses .........         (1.44)
                                                -----------
Total from investment operations ............         (1.13)
                                                -----------
Less distributions from net investment income          (.36)
                                                -----------
Net asset value, end of year ................   $      9.59
                                                ===========

Total return(1) .............................        (10.37%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............   $     3,142
Ratios to average net assets:
 Expenses ...................................          1.31%(2)
 Net investment income ......................          4.12%(2)
Portfolio turnover rate .....................         33.99%

(1)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(2)Annualized.

(3)Based on average shares outstanding.

(7)For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.


FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights (continued)

FRANKLIN UTILITIES FUND (CONT.)

                                                                           YEAR ENDED SEPTEMBER 30,
                                                   ------------------------------------------------------------------------------
CLASS C                                              1999(3)         1998          1997(6)            1996          1995(4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............  $    11.35     $    10.02     $     9.72        $     9.75     $     8.89
                                                   ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ..........................         .43            .46            .45               .46            .23
 Net realized and unrealized gains (losses) .....       (1.42)          1.60            .76               .06            .88
                                                   ------------------------------------------------------------------------------
Total from investment operations ................        (.99)          2.06           1.21               .52           1.11
                                                   ------------------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................        (.46)          (.47)          (.48)             (.48)          (.25)
 Net realized gains .............................        (.33)          (.26)          (.43)             (.07)            --
                                                   ------------------------------------------------------------------------------
Total distributions .............................        (.79)          (.73)          (.91)             (.55)          (.25)
                                                   ------------------------------------------------------------------------------
Net asset value, end of year ....................  $     9.57     $    11.35     $    10.02        $     9.72     $     9.75
                                                   ==============================================================================
Total return(1) .................................       (9.06%)        21.24%         13.06%             5.39%         13.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .................  $   34,697     $   40,628     $   21,906        $   19,655     $    8,369
Ratios to average net assets:
 Expenses .......................................        1.31%          1.28%          1.27%             1.23%          1.21%(2)
 Net investment income ..........................        4.08%          4.19%          4.78%             4.86%          5.15%(2)
Portfolio turnover rate .........................       33.99%         11.77%          7.24%            17.05%          5.55%

ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............  $    11.39     $    10.04     $     9.55
                                                   ---------------------------------------------
Income from investment operations:
 Net investment income ..........................         .51            .58            .36
 Net realized and unrealized gains (losses) .....       (1.42)          1.57            .53
                                                   ---------------------------------------------
Total from investment operations ................        (.91)          2.15            .89
                                                   ---------------------------------------------
Less distributions from:
 Net investment income ..........................        (.54)          (.54)          (.40)
 Net realized gains .............................        (.33)          (.26)            --
                                                   ---------------------------------------------
Total distributions .............................        (.87)          (.80)          (.40)
                                                   ---------------------------------------------
Net asset value, end of year ....................  $     9.61     $    11.39     $    10.04
                                                   =============================================
Total return(1) .................................       (8.48%)        22.20%          9.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .................  $    8,058     $   13,651     $    8,719
Ratios to average net assets:
 Expenses .......................................         .66%           .63%           .62%(2)
 Net investment income ..........................        4.82%          4.93%          5.33%(2)
Portfolio turnover rate .........................       33.99%         11.77%          7.24%

(1)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(2)Annualized.

(3)Based on average shares outstanding.

(4)For the period May 1, 1995 (effective date) to September 30, 1995 for
   Class C.

(6)For the period January 2, 1997 (effective date) to September
   30, 1997 for Advisor Class.


                     See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999

UTILITIES FUND                                                                                      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 72.0%
Allegheny Energy Inc. .......................................................................       700,000  $   22,268,750
American Electric Power Co. Inc. ............................................................       439,100      14,984,288
Avista Corp. ................................................................................       500,000       8,781,250
Bell Atlantic Corp. .........................................................................       400,000      26,925,000
Central & South West Corp. ..................................................................       913,500      19,297,688
Cinergy Corp. ...............................................................................       800,000      22,650,000
CMS Energy Corp. ............................................................................       301,900      10,245,731
Conectiv Inc. ...............................................................................     1,659,800      32,573,575
Constellation Energy Group Inc. .............................................................       507,900      14,284,688
Dominion Resources Inc. .....................................................................     1,468,950      66,286,369
DQE Inc. ....................................................................................       600,000      23,475,000
Duke Energy Corp. ...........................................................................     1,300,000      71,662,500
Edison International ........................................................................     2,821,000      68,585,563
Entergy Corp. ...............................................................................     1,300,000      37,618,750
FirstEnergy Corp. ...........................................................................       200,000       5,100,000
Florida Progress Corp. ......................................................................       296,900      13,731,625
FPL Group Inc. ..............................................................................     1,415,000      71,280,625
GPU Inc. ....................................................................................       387,000      12,625,875
GTE Corp. ...................................................................................       300,000      23,062,500
Hawaiian Electric Industries Inc. ...........................................................       400,000      14,075,000
Kansas City Power & Light Co. ...............................................................     1,000,000      24,187,500
Montana Power Co. ...........................................................................       800,000      24,350,000
New Century Energies Inc. ...................................................................       812,145      27,156,099
New England Electric System .................................................................       300,000      15,562,500
NiSource Inc. ...............................................................................       671,000      14,845,875
Northern States Power Co. ...................................................................       399,600       8,616,375
Northwestern Corp. ..........................................................................       809,600      18,418,400
NSTAR .......................................................................................       234,700       9,094,625
PECO Energy Co. .............................................................................     1,116,700      41,876,250
PG&E Corp. ..................................................................................     1,760,000      45,540,000
Pinnacle West Capital Corp. .................................................................       768,485      27,953,642
Puget Sound Energy Inc. .....................................................................       750,000      16,828,125
SBC Communications Inc. .....................................................................       264,200      13,490,713
SCANA Corp. .................................................................................       900,000      21,768,750
Sempra Energy ...............................................................................     2,546,811      53,005,504
Sierra Pacific Resources ....................................................................     1,504,000      33,464,000
SIGCORP Inc. ................................................................................       600,000      15,300,000
Southern Co. ................................................................................     2,829,300      72,854,475
TECO Energy Inc. ............................................................................     1,500,000      31,687,500
Texas Utilities Co. .........................................................................       762,750      28,460,109
Unicom Corp. ................................................................................     1,100,000      40,631,250
Washington Gas Light Co. ....................................................................       600,000      16,275,000
                                                                                                             --------------
TOTAL COMMON STOCKS (COST $1,054,708,437) ...................................................                 1,180,881,469
                                                                                                             --------------
CONVERTIBLE PREFERRED STOCKS 9.3%
AES Trust I, 5.375%, cvt. pfd., A ...........................................................       400,000      33,300,000
CMS Energy Trust I, 7.75%, cvt. pfd. ........................................................       705,000      32,606,250
K N Energy Inc., 8.25%, cvt. pfd. ...........................................................       250,000       9,125,000
NiSource Inc., 7.75%, cvt. pfd. .............................................................       200,000       8,575,000
Nortel Inversora SA, 10.00%, cvt. pfd. MEDS (Argentina)......................................       350,000      17,193,750
Texas Utilities Co., 9.25%, cvt. pfd. .......................................................       647,600      31,934,775
Utilicorp United, 9.75%, cvt. pfd. ..........................................................       800,000      20,200,000
                                                                                                             --------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $144,365,098) ......................................                   152,934,775
                                                                                                             --------------


FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)

                                                                                                        PRINCIPAL
   UTILITIES FUND                                                                                         AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS 13.8%
   Arizona Public Service Co., 10.25%, 5/15/20 .....................................................   $10,500,000    $   11,192,755
   Arizona Public Service Co., 9.00%, 12/15/21 .....................................................    14,500,000        14,873,085
   CalEnergy Co., senior note, 8.48%, 9/15/28 ......................................................    25,000,000        25,912,000
   CMS Energy Corp., senior note, 7.50%, 1/15/09 ...................................................     8,250,000         7,466,250
   Commonwealth Edison Co., 8.50%, 7/15/22 .........................................................     5,000,000         5,014,600
   Commonwealth Edison Co., 8.375%, 9/15/22 ........................................................    10,000,000        10,131,200
   Consolidated Edison Inc., 7.10%, 2/01/28 ........................................................    15,000,000        13,694,400
   Duquesne Light Co., 8.375%, 5/15/24 .............................................................     5,000,000         5,111,275
   Midland Funding Corp. I, C-94, 10.33%, 7/23/02 ..................................................     8,445,600         8,924,770
   Niagara Mohawk Power Corp., 8.75%, 4/01/22 ......................................................     5,000,000         5,212,010
   Niagara Mohawk Power Corp., senior disc. note, H, zero cpn. to 7/01/03, 8.50% thereafter, 7/01/10     6,000,000         4,480,140
   Niagara Mohawk Power Corp., senior note, D, 7.25%, 10/01/02 .....................................     3,024,391         3,044,171
   Niagara Mohawk Power Corp., senior note, G, 7.75%, 10/01/08 .....................................     4,600,000         4,681,650
   Northwest Pipeline Corp., 7.125%, 12/01/25 ......................................................     3,000,000         2,690,010
   Ohio Edison Co., 8.75%, 6/15/22 .................................................................     8,000,000         8,239,512
   Panhandle Eastern Co., 7.20%,8/15/24 ............................................................    20,000,000        18,264,180
   Sprint Capital Corp., 6.875%, 11/15/28 ..........................................................    20,000,000        18,334,200
   Texas Utilities Co., 8.75%, 11/01/23 ............................................................    10,000,000        10,562,600
   Texas Utilities Co., 8.50%, 8/01/24 .............................................................    10,000,000        10,250,800
   U.S. West Communications Inc., 6.875%, 9/15/33 ..................................................    21,000,000        18,266,430
   Williams Cos., 7.625%, 7/15/19 ..................................................................    20,000,000        19,367,400
                                                                                                                      --------------
   TOTAL BONDS (COST $228,697,198) .................................................................                     225,713,438
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,427,770,733) ...............................................                   1,559,529,682
                                                                                                                      --------------
(d)REPURCHASE AGREEMENT 1.8%
   Joint Repurchase Agreement, 5.217%, 10/01/99 (Maturity Value $29,839,350) (COST $29,835,026) ....    29,835,026        29,835,026
    Banc of America Securities LLC (Maturity Value $3,004,524)
    Barclays Capital Inc. (Maturity Value $3,004,524)
    Bear, Stearns & Co.Inc. (Maturity Value $3,004,524)
    Chase Securities Inc. (Maturity Value $2,798,634)
    CIBC World Markets Corp. (Maturity Value $3,004,524)
    Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $3,004,524)
    Dresdner Kleinwort Benson, North America LLC (Maturity Value $3,004,524)
    Paine Webber Inc. (Maturity Value $3,004,524)
    Paribas Corp. (Maturity Value $3,004,524)
    Warburg Dillon Read LLC (Maturity Value $3,004,524)
     Collateralized by U.S. Treasury Bills & Notes                                                                    --------------
   TOTAL INVESTMENTS (COST $1,457,605,759) 96.9% ...................................................                   1,589,364,708
   OTHER ASSETS, LESS LIABILITIES 3.1% .............................................................                      51,394,506
                                                                                                                      --------------
   NET ASSETS 100.0% ...............................................................................                  $1,640,759,214
                                                                                                                      ==============

PORTFOLIO ABBREVIATION
MEDS - Mandatorially Exchangeable Debt Security


(d)See Note 1(c) regarding joint repurchase agreement.


                     See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999

                                                                                                   U.S.GOVERNMENT
                                              DYNATECH FUND     GROWTH FUND       INCOME FUND      SECURITIES FUND    UTILITIES FUND
                                              --------------------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost ....................................   $ 226,129,518    $1,058,801,511   $ 7,776,132,619    $ 8,335,934,566    $1,427,770,733
                                              ======================================================================================
  Value ...................................     396,865,238     2,096,317,792     7,690,695,832      8,212,087,572     1,559,529,682
 Repurchase agreement, at value and cost ..     176,265,148       448,706,600        38,897,258                 --        29,835,026
 Cash .....................................              --                --                --              5,318                --
 Receivables:
  Investment securities sold ..............              --                --       101,535,826         34,834,040        46,686,220
  Capital shares sold .....................       1,719,584         3,741,634        13,897,030          5,564,925           564,070
  Dividends and interest ..................          85,130         1,389,735       140,030,505         48,993,178         9,465,275
                                              --------------------------------------------------------------------------------------
      Total assets ........................     574,935,100     2,550,155,761     7,985,056,451      8,301,485,033     1,646,080,273
                                              --------------------------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased .........              --            78,001        77,633,289                 --                --
  Capital shares redeemed .................         874,028        12,235,693        18,370,172         22,380,854         3,469,987
  Affiliates ..............................         639,295         2,843,971         6,532,201          5,587,274         1,351,911
  Shareholders ............................          35,743           141,470           740,636          1,300,780           233,019
 Other liabilities ........................          25,573           168,803           615,785            371,690           266,142
                                              --------------------------------------------------------------------------------------
      Total liabilities ...................       1,574,639        15,467,938       103,892,083         29,640,598         5,321,059
                                              --------------------------------------------------------------------------------------
        Net assets, at value ..............   $ 573,360,461    $2,534,687,823   $ 7,881,164,368    $ 8,271,844,435    $1,640,759,214
                                              ======================================================================================
Net assets consist of:
 Undistributed net investment income ......   $   6,023,143    $   21,016,483   $    43,630,103    $     4,078,828    $    1,200,468
 Net unrealized appreciation (depreciation)     170,735,720     1,037,516,281       (85,402,338)      (123,846,994)      131,758,949
 Accumulated net realized gain (loss) .....        (994,321)       17,380,293        20,135,302       (289,946,427)       60,353,071
 Capital shares ...........................     397,595,919     1,458,774,766     7,902,801,301      8,681,559,028     1,447,446,726
                                              --------------------------------------------------------------------------------------
        Net assets, at value ..............   $ 573,360,461    $2,534,687,823   $ 7,881,164,368    $ 8,271,844,435    $1,640,759,214
                                              ======================================================================================

                      See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30,1999

                                                                                                  U.S.GOVERNMENT
                                                DYNATECH FUND     GROWTH FUND     INCOME FUND     SECURITIES FUND   UTILITIES FUND
                                                ----------------------------------------------------------------------------------
CLASS A:
 Net assets, at value ........................   $499,470,659   $2,119,739,965   $6,776,804,411    $7,895,906,416   $1,594,862,048
                                                 =================================================================================
 Shares outstanding ..........................     21,609,700       63,830,926    3,032,386,878     1,192,036,231      166,422,945
                                                 =================================================================================
 Net asset value per share(*) ................         $23.11           $33.21            $2.23             $6.62           $ 9.58
                                                 =================================================================================
 Maximum offering price per share
  (net asset value per share divided by
  94.25%, 94.25%, 95.75%, 95.75%, and
  95.75%, respectively) ......................         $24.52           $35.24            $2.33             $6.91           $10.01
                                                 =================================================================================
CLASS B:
 Net assets, at value ........................             --   $   17,271,190   $   83,030,927    $   51,433,065   $    3,141,841
                                                 =================================================================================
 Shares outstanding ..........................             --          522,947       37,147,261         7,770,969          327,449
 Net asset value and maximum offering
  price per share ............................             --           $33.03            $2.24             $6.62           $ 9.59
                                                 =================================================================================
CLASS C:
 Net assets, at value ........................   $ 73,889,802   $  362,215,622   $  997,437,891    $  308,960,646   $   34,697,046
                                                 =================================================================================
 Shares outstanding ..........................      3,263,606       11,117,291      444,804,961        46,793,514        3,624,218
                                                 =================================================================================
 Net asset value per share(*) ................         $22.64           $32.58            $2.24             $6.60           $ 9.57
                                                 =================================================================================
 Maximum offering price per share
  (net asset value per share divided by
  99.00%) ....................................         $22.87           $32.91            $2.26             $6.67           $ 9.67
                                                 =================================================================================
ADVISOR CLASS:
 Net assets, at value ........................              --   $   35,461,046   $   23,891,139    $   15,544,308   $    8,058,279
                                                 ==================================================================================
 Shares outstanding ..........................             --        1,065,839       10,711,033         2,345,521          838,720
                                                 =================================================================================
 Net asset value and maximum offering
  price per share ............................             --           $33.27            $2.23             $6.63           $ 9.61
                                                 =================================================================================

(*) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                     See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                                                                                   U.S.GOVERNMENT
                                                    DYNATECH FUND   GROWTH FUND     INCOME FUND    SECURITIES FUND   UTILITIES FUND
                                                    -------------------------------------------------------------------------------
Investment income:
 Dividends .......................................   $   691,827    $ 16,872,600   $ 191,306,749    $          --    $  84,207,503
 Interest ........................................    10,717,805      32,930,351     502,856,568      629,046,513       21,296,156
                                                     -----------------------------------------------------------------------------
      Total investment income ....................    11,409,632      49,802,951     694,163,317      629,046,513      105,503,659
                                                     -----------------------------------------------------------------------------
Expenses:
 Management fees (Note 3) ........................     2,208,918      11,122,057      38,308,264       39,973,823        8,923,770
 Distribution fees: (Note 3)
  Class A ........................................       935,939       4,838,038      11,052,509        8,778,526        2,615,384
  Class B ........................................            --          62,600         216,325          132,974            9,105
  Class C ........................................       460,723       3,091,593       6,790,626        1,966,045          276,406
 Transfer agent fees (Note 3) ....................       719,403       3,520,527       8,404,502        7,983,457        3,030,253
 Custodian fees ..................................         5,452          28,752         438,923          113,032           21,442
 Reports to shareholders .........................       121,453         591,879       1,671,117        1,563,031          640,196
 Registration and filing fees ....................        71,220         136,886         197,830          177,273          111,437
 Professional fees (Note 3) ......................        11,892          48,907         160,866          201,104           37,624
 Directors' fees and expenses ....................         2,673          15,508          55,475           57,959           12,793
 Other ...........................................         6,369          40,498         133,551          178,891           45,014
                                                     -----------------------------------------------------------------------------
      Total expenses .............................     4,544,042      23,497,245      67,429,988       61,126,115       15,723,424
                                                     -----------------------------------------------------------------------------
        Net investment income ....................     6,865,590      26,305,706     626,733,329      567,920,398       89,780,235
                                                     -----------------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ....................................      (338,333)     29,214,381      52,030,938      (20,761,165)      60,357,191
  Foreign currency transactions ..................            --              --        (413,407)              --               --
                                                     -----------------------------------------------------------------------------
        Net realized gain (loss) .................      (338,333)     29,214,381      51,617,531      (20,761,165)      60,357,191
 Net unrealized appreciation (depreciation) on:
  Investments ....................................    83,837,801     306,579,274    (348,188,739)    (456,909,537)    (326,085,108)
  Translation of assets and liabilities
   denominated in foreign currencies .............            --              --         (73,472)              --               --
                                                     -----------------------------------------------------------------------------
    Net unrealized appreciation (depreciation) ...    83,837,801     306,579,274    (348,262,211)    (456,909,537)    (326,085,108)
                                                     -----------------------------------------------------------------------------
Net realized and unrealized gain (loss) ..........    83,499,468     335,793,655    (296,644,680)    (477,670,702)    (265,727,917)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations .......................   $90,365,058    $362,099,361   $ 330,088,649    $  90,249,696    $(175,947,682)
                                                     =============================================================================


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED SEPTEMBER 30, 1999 AND 1998

                                            DYNATECH FUND                    GROWTH FUND                       INCOME FUND
                                    ----------------------------------------------------------------------------------------------
                                         1999           1998            1999             1998             1999              1998
                                    ----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........  $  6,865,590   $  3,166,004   $   26,305,706   $   30,643,649   $  626,733,329   $  601,278,083
  Net realized gain (loss) from
   investments and foreign
   currency transactions .........      (338,333)     2,646,405       29,214,381        2,337,429       51,617,531       61,914,434
  Net unrealized appreciation
   (depreciation) on investments
   and translation of assets
   and liabilities denominated
   in foreign currencies .........    83,837,801         55,304      306,579,274       98,696,494     (348,262,211)    (499,281,870)
                                    ------------------------------------------------------------------------------------------------
      Net increase in net assets
        resulting from operations     90,365,058      5,867,713      362,099,361      131,677,572      330,088,649      163,910,647
 Distributions to
  shareholders from:
   Net investment income:
    Class A ......................    (3,136,187)    (1,752,624)     (25,640,633)     (25,162,491)    (577,135,832)    (580,116,095)
    Class B ......................            --             --               --               --       (2,209,823)              --
    Class C ......................      (124,996)       (30,919)      (2,012,593)      (1,440,530)     (75,801,312)     (59,901,819)
    Advisor Class ................            --             --       (1,007,143)        (559,926)      (1,498,463)      (1,149,906)
   Net realized gains:
    Class A ......................            --     (9,999,974)     (12,164,613)     (12,689,864)     (39,569,871)     (87,786,345)
    Class C ......................            --       (253,737)      (1,558,802)      (1,116,441)      (5,375,553)      (8,459,296)
    Advisor Class ................            --             --         (412,806)        (251,592)        (111,728)        (152,675)
                                    ------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders ...................    (3,261,183)   (12,037,254)     (42,796,590)     (41,220,844)    (701,702,582)    (737,566,136)
 Capital share transactions:
  (Note 2)
    Class A ......................   204,020,827     33,897,043      208,528,068      118,026,556     (606,190,104)     476,200,885
    Class B ......................            --             --       17,377,780               --       85,436,281               --
    Class C ......................    54,012,938      9,007,974      136,924,339       65,767,634       29,256,414      381,864,680
    Advisor Class ................            --             --      (14,668,648)      14,371,083        2,808,064        9,638,333
                                    -----------------------------------------------------------------------------------------------
 Total capital share
  transactions ...................   258,033,765     42,905,017      348,161,539      198,165,273     (488,689,345)     867,703,898
      Net increase (decrease)
        in net assets ............   345,137,640     36,735,476      667,464,310      288,622,001     (860,303,278)     294,048,409
Net assets:
  Beginning of year ..............   228,222,821    191,487,345    1,867,223,513    1,578,601,512    8,741,467,646    8,447,419,237
                                    -----------------------------------------------------------------------------------------------
  End of year ....................  $573,360,461   $228,222,821   $2,534,687,823   $1,867,223,513   $7,881,164,368   $8,741,467,646
                                    ===============================================================================================
Undistributed net investment
 income included in net assets:
  End of year ....................  $  6,023,143   $  2,410,194   $   21,016,483   $   23,371,146   $   43,630,103   $   42,789,225
                                    ===============================================================================================

                     See notes to financial statements.


FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED SEPTEMBER 30, 1999 AND 1998

                                                               U.S.GOVERNMENT SECURITIES FUND                UTILITIES FUND
                                                              ---------------------------------------------------------------------
                                                                     1999              1998              1999               1998
                                                              ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................   $   567,920,398    $  620,560,396    $   89,780,235    $   97,710,050
  Net realized gain (loss) from investments ...............       (20,761,165)      (19,483,269)       60,357,191        64,441,884
  Net unrealized appreciation (depreciation) on investments      (456,909,537)      153,127,093      (326,085,108)      243,719,485
                                                              ---------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
        from operations ...................................        90,249,696       754,204,220      (175,947,682)      405,871,419
 Distributions to shareholders from:
  Net investment income:
   Class A ................................................      (553,411,179)     (605,836,717)      (93,740,439)      (97,138,958)
   Class B ................................................        (1,105,149)               --           (70,888)               --
   Class C ................................................       (17,924,290)      (10,286,891)       (1,856,680)       (1,326,251)
   Advisor Class ..........................................        (1,446,021)       (1,427,760)         (573,225)         (572,152)
  Net realized gains:
   Class A ................................................                --                --       (61,726,172)      (49,822,909)
   Class C ................................................                --                --        (1,415,836)         (578,595)
   Advisor Class ..........................................                --                --          (394,011)         (244,503)
                                                              ---------------------------------------------------------------------
 Total distributions to shareholders ......................      (573,886,639)     (617,551,368)     (159,777,251)     (149,683,368)
 Capital share transactions: (Note 2)
   Class A ................................................      (688,853,199)     (433,557,135)     (133,473,544)     (150,106,983)
   Class B ................................................        52,403,589                --         3,363,935                --
   Class C ................................................        53,652,278       147,302,002         1,499,912        15,244,227
  Advisor Class ...........................................       (19,523,483)       21,365,919        (3,731,163)        3,601,051
                                                              ---------------------------------------------------------------------
 Total capital share transactions .........................      (602,320,815)     (264,889,214)     (132,340,860)     (131,261,705)
      Net increase (decrease) in net assets ...............    (1,085,957,758)     (128,236,362)     (468,065,793)      124,926,346
Net assets:
 Beginning of year ........................................     9,357,802,193     9,486,038,555     2,108,825,007     1,983,898,661
                                                              ---------------------------------------------------------------------
 End of year ..............................................   $ 8,271,844,435    $9,357,802,193    $1,640,759,214    $2,108,825,007
                                                              =====================================================================
Undistributed net investment income included in net assets:
 End of year ..............................................   $     4,078,828    $   10,045,069    $    1,200,468    $    7,661,465
                                                              =====================================================================

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Custodian Funds, Inc. (the Company) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of five series (the Funds). The Funds and their investment objectives are:

      CAPITAL GROWTH   GROWTH AND INCOME   CURRENT INCOME
      -------------------------------------------------------------------
      DynaTech Fund    Income Fund         U.S.Government Securities Fund
      Growth Fund      Utilities Fund

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. JOINT REPURCHASE AGREEMENT

The Funds, except the U.S. Government Securities Fund, may enter into a joint repurchase agreement whereby their uninvested cash balances are deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At September 30, 1999, all outstanding repurchase agreements held by the Funds had been entered into on that date.

d. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

e. SECURITY TRANSACTIONS,INVESTMENT INCOME,EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.


FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. SECURITY TRANSACTIONS,INVESTMENT INCOME,EXPENSES AND DISTRIBUTIONS (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Funds, except the DynaTech Fund, offer four classes of shares: Class A, Class B, Class C, and Advisor Class. The DynaTech Fund offers two classes of shares: Class A and Class C. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and the Funds, except the DynaTech Fund, began offering a new class of shares, Class B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At September 30, 1999, there were 23 billion shares authorized ($0.01 par value), allocated to the Funds as follows (in millions):

                                                            U.S.Government
                DynaTech Fund   Growth Fund   Income Fund   Securities Fund   Utilities Fund
                ----------------------------------------------------------------------------
Class A .....        250             250         4,600           2,500              400
Class B .....        500             750         1,000           1,000              750
Class C .....        250             250         3,600           2,500              400
Advisor Class         --           1,000         1,000           1,000            1,000

Transactions in the Funds' shares were as follows:

                                                         DYNATECH FUND                    GROWTH FUND
                                                   -----------------------------------------------------------
                                                     SHARES         AMOUNT           SHARES         AMOUNT
                                                   -----------------------------------------------------------
CLASS A SHARES:
1999
 Shares sold ..................................    17,286,196    $ 370,259,728     24,514,491    $ 788,134,524
 Shares issued in reinvestment of distributions       127,556        2,501,368      1,118,691       34,679,441
 Shares redeemed ..............................    (7,906,769)    (168,740,269)   (19,040,973)    (614,285,897)
                                                   -----------------------------------------------------------
 Net increase .................................     9,506,983    $ 204,020,827      6,592,209    $ 208,528,068
                                                   ===========================================================
1998
 Shares sold ..................................     6,750,544    $ 118,551,094     16,876,245    $ 478,773,933
 Shares issued in reinvestment of distributions       600,645       10,126,853      1,274,095       34,617,093
 Shares redeemed ..............................    (5,425,966)     (94,780,904)   (13,907,716)    (395,364,470)
                                                   -----------------------------------------------------------
 Net increase .................................     1,925,223    $  33,897,043      4,242,624    $ 118,026,556
                                                   ===========================================================

CLASS B SHARES:
1999(*)
 Shares sold ..................................                                       543,882    $  18,086,933
 Shares redeemed ..............................                                       (20,935)        (709,153)
                                                                                      ------------------------
 Net increase .................................                                       522,947    $  17,377,780
                                                                                      ========================


FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)

2. CAPITAL STOCK (CONT.)

                                                         DYNATECH FUND                 GROWTH FUND
                                                   --------------------------------------------------------
                                                     SHARES        AMOUNT         SHARES          AMOUNT
                                                   --------------------------------------------------------
CLASS C SHARES:
1999
 Shares sold ..................................    3,291,292    $ 69,762,043     6,792,630    $ 214,759,039
 Shares issued in reinvestment of distributions        6,129         118,473       108,414        3,318,582
 Shares redeemed ..............................     (738,937)    (15,867,578)   (2,527,969)     (81,153,282)
                                                   --------------------------------------------------------
 Net increase .................................    2,558,484    $ 54,012,938     4,373,075    $ 136,924,339
                                                   ========================================================
1998
 Shares sold ..................................      664,798    $ 11,517,361     3,446,754    $  96,492,539
 Shares issued in reinvestment of distributions       16,410         274,674        88,123        2,369,656
 Shares redeemed ..............................     (161,064)     (2,784,061)   (1,181,670)     (33,094,561)
                                                   --------------------------------------------------------
 Net increase .................................      520,144    $  9,007,974     2,353,207    $  65,767,634
                                                   ========================================================

ADVISOR CLASS SHARES:
1999
 Shares sold ..................................                                    981,629     $ 31,090,587
 Shares issued in reinvestment of distributions                                     45,473        1,409,662
 Shares redeemed ..............................                                 (1,423,873)     (47,168,897)
                                                                                ---------------------------
 Net decrease .................................                                   (396,771)    $(14,668,648)
                                                                                ===========================
1998
 Shares sold ..................................                                    742,913     $ 21,088,014
 Shares issued in reinvestment of distributions                                     29,525          801,892
 Shares redeemed ..............................                                   (261,759)      (7,518,823)
                                                                                ---------------------------
 Net increase .................................                                    510,679     $ 14,371,083
                                                                                ===========================

                                                                                                    U.S.GOVERNMENT
                                                                 INCOME FUND                       SECURITIES FUND
                                                        -------------------------------------------------------------------
                                                           SHARES            AMOUNT            SHARES            AMOUNT
                                                        -------------------------------------------------------------------
CLASS A SHARES:
1999
 Shares sold ........................................    338,537,606    $   782,395,737      285,103,662    $ 1,934,434,693
 Shares issued in reinvestment of distributions .....    157,627,005        363,473,509       41,934,467        283,874,052
 Shares redeemed ....................................   (760,496,959)    (1,752,059,350)    (429,458,313)    (2,907,161,944)
                                                        -------------------------------------------------------------------
 Net decrease .......................................   (264,332,348)   $  (606,190,104)    (102,420,184)   $  (688,853,199)
                                                        ===================================================================
1998
 Shares sold ........................................    630,074,991    $ 1,551,286,174      166,821,011    $ 1,151,492,514
 Shares issued in connection with tax-free merger(**)     83,468,440        205,332,362               --                 --
 Shares issued in reinvestment of distributions .....    164,917,373        405,797,953       42,846,891        294,856,000
 Shares redeemed ....................................   (688,362,366)    (1,686,215,604)    (272,493,464)    (1,879,905,649)
                                                        -------------------------------------------------------------------
 Net increase (decrease) ............................    190,098,438    $   476,200,885      (62,825,562)   $  (433,557,135)
                                                        ===================================================================

CLASS B SHARES:
1999(*)
 Shares sold ........................................     37,825,077    $    86,986,436        8,225,072    $    55,415,226
 Shares issued in reinvestment of distributions .....        505,585          1,157,703          109,018            723,581
 Shares redeemed ....................................     (1,183,401)        (2,707,858)        (563,121)        (3,735,218)
                                                        -------------------------------------------------------------------
 Net increase .......................................     37,147,261    $    85,436,281        7,770,969    $    52,403,589
                                                        ===================================================================


FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)

2. CAPITAL STOCK (CONT.)

                                                                                         U.S.GOVERNMENT
                                                           INCOME FUND                   SECURITIES FUND
                                                  -------------------------------------------------------------
                                                     SHARES           AMOUNT         SHARES           AMOUNT
                                                  -------------------------------------------------------------
CLASS C SHARES:
1999
 Shares sold ..................................    109,923,377    $ 255,290,823     25,192,988    $ 171,121,432
 Shares issued in reinvestment of distributions     22,213,949       51,426,235      1,822,494       12,288,387
 Shares redeemed ..............................   (120,130,411)    (277,460,644)   (19,198,838)    (129,757,541)
                                                  -------------------------------------------------------------
 Net increase .................................     12,006,915    $  29,256,414      7,816,644    $  53,652,278
                                                  =============================================================
1998
 Shares sold ..................................    195,225,220    $ 482,543,161     28,331,456    $ 195,095,336
 Shares issued in reinvestment of distributions     18,087,826       44,486,191      1,020,467        7,008,019
 Shares redeemed ..............................    (59,466,410)    (145,164,672)    (7,961,919)     (54,801,353)
                                                  -------------------------------------------------------------
 Net increase .................................    153,846,636    $ 381,864,680     21,390,004    $ 147,302,002
                                                  =============================================================

ADVISOR CLASS SHARES:
1999
 Shares sold ..................................      4,378,496    $   9,880,188      2,098,984    $  14,369,642
 Shares issued in reinvestment of distributions        633,401        1,460,321        171,896        1,170,966
 Shares redeemed ..............................     (3,655,393)      (8,532,445)    (5,113,145)     (35,064,091)
                                                  -------------------------------------------------------------
 Net increase (decrease) ......................      1,356,504    $   2,808,064     (2,842,265)   $ (19,523,483)
                                                  =============================================================
1998
 Shares sold ..................................      4,656,243    $  11,256,541      6,196,861    $  42,832,286
 Shares issued in reinvestment of distributions        488,818        1,197,290        176,791        1,217,749
 Shares redeemed ..............................     (1,156,742)      (2,815,498)    (3,283,856)     (22,684,116)
                                                  -------------------------------------------------------------
 Net increase .................................      3,988,319    $   9,638,333      3,089,796    $  21,365,919
                                                  =============================================================

                                                                                          UTILITIES FUND
                                                                                   ----------------------------
                                                                                      SHARES         AMOUNT
                                                                                   ----------------------------
CLASS A SHARES:
1999
 Shares sold .................................................................      27,242,414    $ 297,519,311
 Shares issued in reinvestment of distributions ..............................      11,041,416      116,411,589
 Shares redeemed .............................................................     (52,663,254)    (547,404,444)
                                                                                   ----------------------------
 Net decrease ................................................................     (14,379,424)   $(133,473,544)
                                                                                   ============================
1998
 Shares sold .................................................................      20,202,105    $ 216,397,168
 Shares issued in reinvestment of distributions ..............................      10,580,531      112,600,891
 Shares redeemed .............................................................     (44,515,255)    (479,105,042)
                                                                                   ----------------------------
 Net decrease ................................................................     (13,732,619)   $(150,106,983)
                                                                                   ============================

CLASS B SHARES:
1999(*)
 Shares sold .................................................................         334,316    $   3,432,812
 Shares issued in reinvestment of distributions ..............................           5,132           52,100
 Shares redeemed .............................................................         (11,999)        (120,977)
                                                                                   ----------------------------
 Net increase ................................................................         327,449    $   3,363,935
                                                                                   ============================

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)

2. CAPITAL STOCK (CONT.)

                                                          UTILITIES FUND
                                                     --------------------------
                                                       SHARES         AMOUNT
                                                     --------------------------
CLASS C SHARES:
1999
 Shares sold .....................................    2,112,393    $ 22,884,423
 Shares issued in reinvestment of distributions ..      242,398       2,560,093
 Shares redeemed .................................   (2,311,438)    (23,944,604)
                                                     --------------------------
 Net increase ....................................       43,353    $  1,499,912
                                                     ==========================
1998
 Shares sold .....................................    2,055,247    $ 22,366,990
 Shares issued in reinvestment of distributions ..      139,963       1,492,613
 Shares redeemed .................................     (799,899)     (8,615,376)
                                                     --------------------------
 Net increase ....................................    1,395,311    $ 15,244,227
                                                     ==========================
ADVISOR CLASS SHARES:
1999
 Shares sold .....................................      635,157    $  6,855,548
 Shares issued in reinvestment of distributions ..       78,903         832,220
 Shares redeemed .................................   (1,073,756)    (11,418,931)
                                                     --------------------------
 Net decrease ....................................     (359,696)   $ (3,731,163)
                                                     ==========================
1998
 Shares sold .....................................    1,530,293    $ 16,618,957
 Shares issued in reinvestment of distributions ..       61,776         659,656
 Shares redeemed .................................   (1,262,420)    (13,677,562)
                                                     --------------------------
 Net increase ....................................      329,649    $  3,601,051
                                                     ==========================

(*) For the period January 1, 1999 (effective date) to September 30, 1999.

(**) During the year ended September 30, 1998, the Income Fund acquired the net assets of the Franklin Principal Maturity Trust pursuant to a plan of reorganization approved by the Funds' shareholders.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Funds are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin Investment Advisory Services, LLC (Investment Advisory), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services) and Franklin/Templeton Investor Services, Inc. (Investor Services), investment manager of all Funds except the Growth Fund, the Growth Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

The Funds, except the Growth Fund, pay an investment management fee to Advisers and the Growth Fund pays an investment management fee to Investment Advisory based on the month-end net assets of the Funds as follows:

  ANNUALIZED FEE RATE    NET ASSETS
  -------------------------------------------------------------------------
       .625%             First $100 million
       .500%             Over $100 million, up to and including $250 million
       .450%             Over $250 million, up to and including $10 billion
       .440%             Over $10 billion, up to and including $12.5 billion

Fees are further reduced on net assets over $12.5 billion.

Under an agreement with Advisers and Investment Advisory, FT Services provides administrative services to the Funds. The fee is paid by Advisers and Investment Advisory based on average daily net assets, and is not an additional expense of the Funds.


FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares as follows:

                                                                   U.S.GOVERNMENT
                       DYNATECH FUND   GROWTH FUND   INCOME FUND   SECURITIES FUND   UTILITIES FUND
                       ----------------------------------------------------------------------------
Class A ............        0.25%         0.25%         0.15%           0.15%             0.15%
Class B ............          --          1.00%         0.65%           0.65%             0.65%
Class C ............        1.00%         1.00%         0.65%           0.65%             0.65%

Distributors paid net commissions on sales of the Funds shares, and received contingent deferred sales charges for the year as follows:

                                                                                  U.S.GOVERNMENT
                                    DYNATECH FUND   GROWTH FUND     INCOME FUND   SECURITIES FUND   UTILITIES FUND
                                    ------------------------------------------------------------------------------
Net commissions paid ............      $171,485      $1,599,092      $4,415,388      $5,324,459        $219,134
Contingent deferred sales charges      $ 40,965      $  211,566      $  713,435      $  345,385        $ 44,618

The Funds paid transfer agent fees of $23,658,142, of which $21,068,726 were paid to Investor Services.

Included in professional fees are legal fees of $72,742 that were paid to a law firm in which a partner is an officer of the Funds.

4. INCOME TAXES

At September 30, 1999, the DynaTech Fund and the U.S. Government Securities Fund had tax basis capital losses of $677,592 and $269,891,173, respectively, which may be carried over to offset future capital gains. Such losses expire as follows:

                                                                U.S.GOVERNMENT
                                                DYNATECH FUND   SECURITIES FUND
                                                -------------------------------
Capital loss carryovers expiring in: 2002....      $     --      $111,364,839
                                     2003....            --         3,698,366
                                     2004....            --        57,539,178
                                     2005....            --        50,054,906
                                     2006....            --        28,279,472
                                     2007....       677,592        18,954,412
                                                   --------------------------
                                                   $677,592      $269,891,173
                                                   --------------------------
                                                   --------------------------

At September 30, 1999, the DynaTech Fund and the U.S. Government Securities Fund have deferred capital losses occurring subsequent to October 31, 1998 of $316,729 and $20,055,254, respectively. For tax purposes, such losses will be reflected in the year ending September 30, 2000.

At September 30, 1999, the Income Fund has deferred currency losses occurring subsequent to October 31, 1998 of $26,380,813. For tax purposes, such losses will be reflected in the year ending September 30, 2000.

On September 30, 1999, the U.S. Government Securities Fund had expired capital loss carryovers of $67,082,683, which were reclassified to paid-in-capital.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and foreign currency transactions.

Net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At September 30, 1999, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                                                                U.S.GOVERNMENT
                                      DYNATECH FUND       GROWTH FUND         INCOME FUND       SECURITIES FUND      UTILITIES FUND
                                      ---------------------------------------------------------------------------------------------
Investments at cost ..............    $ 402,394,666     $ 1,507,508,111     $ 7,815,029,877     $ 8,335,934,566     $ 1,457,608,159
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
Unrealized appreciation ..........      176,421,211       1,064,059,809         687,537,270          83,328,596         191,636,257
Unrealized depreciation ..........       (5,685,491)        (26,543,528)       (772,974,057)       (207,175,590)        (59,879,708)
                                      ---------------------------------------------------------------------------------------------


FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)

Net unrealized appreciation (depreciation) .........   $170,735,720   $1,037,516,281   $(85,436,787)   $(123,846,994)   $131,756,549
                                                       -----------------------------------------------------------------------------
                                                       -----------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 1999 were as follows:

                                                                                               U.S.GOVERNMENT
                                  DYNATECH FUND       GROWTH FUND          INCOME FUND         SECURITIES FUND      UTILITIES FUND
                                  ------------------------------------------------------------------------------------------------
Purchases ...................      $82,885,731        $169,256,270        $1,411,684,721        $1,312,652,454        $644,521,939
Sales .......................      $13,200,516        $ 63,704,927        $1,757,954,001        $2,068,287,185        $834,383,245

6. CREDIT RISK AND DEFAULTED SECURITIES

The Income Fund has 41.7% of its portfolio invested in lower rated and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At September 30, 1999, the Income Fund held defaulted securities with a value aggregating $1,825,000, representing 0.02% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provide estimates for losses on interest receivable.

The Utilities Fund has investments in excess of 10% of its total net assets in the Utilities industry. The Income Fund has investments in excess of 10% of its total net assets in various foreign government agencies. Such concentration may subject the Funds more significantly to economic changes occurring within that industry/sector.

7. OTHER CONSIDERATIONS

Advisers, as the Income Fund's manager, may serve as a member of various credit committees, representing credit interests in certain corporate restructuring negotiations. Currently, the manager serves on the credit committee for International Wireless Communications. As a result of this involvement, Advisers may be in possession of certain material non-public information. The Fund's manager has not nor does it intend to sell any of its holdings in this security while in possession of this information.


FRANKLIN CUSTODIAN FUNDS, INC.
Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FRANKLIN CUSTODIAN FUNDS:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Franklin Custodian Funds (hereafter referred to as the "Funds") at September 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statements presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
November 1, 1999


FRANKLIN CUSTODIAN FUNDS, INC.
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended September 30, 1999:

                    GROWTH FUND   INCOME FUND   UTILITIES FUND
                    ------------------------------------------
                    $26,381,825   $46,325,208    $60,357,191

Under Section 854(b)(2)of the Internal Revenue Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 1999:

     DYNATECH FUND      GROWTH FUND      INCOME FUND      UTILITIES FUND
     -------------------------------------------------------------------
         16.68%            49.36%           23.16%            85.48%